UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® International II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2015

SIL-QTLY-0116
1.912843.105

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.0%
	Shares	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.3%
Bridgestone Corp.	43,100	$1,533,534
Continental AG	13,921	3,363,773
DENSO Corp.	20,300	968,496
Valeo SA	5,210	806,703
		6,672,506
Automobiles - 0.5%
Isuzu Motors Ltd.	69,300	779,695
Renault SA	22,134	2,233,566
Suzuki Motor Corp.	53,200	1,635,760
Toyota Motor Corp.	101,300	6,304,518
Yamaha Motor Co. Ltd.	64,800	1,581,836
		12,535,375
Hotels, Restaurants & Leisure - 0.2%
Accor SA	16,461	694,631
Flight Centre Travel Group Ltd.	49,440	1,286,465
InterContinental Hotel Group PLC	23,551	904,228
MGM China Holdings Ltd.	442,800	582,523
Whitbread PLC	13,623	933,140
William Hill PLC	118,981	640,809
		5,041,796
Household Durables - 0.3%
Casio Computer Co. Ltd.	25,000	551,381
Sony Corp.	102,500	2,655,780
Taylor Wimpey PLC	915,720	2,683,857
Techtronic Industries Co. Ltd.	414,000	1,679,291
		7,570,309
Media - 0.4%
Altice NV:
Class A (a)	49,713	763,703
Class B (a)	32,117	499,327
Axel Springer Verlag AG	14,515	810,345
Dentsu, Inc.	21,000	1,178,798
ITV PLC	860,300	3,511,341
ProSiebenSat.1 Media AG	31,321	1,644,682
RELX NV	56,788	983,090
Vivendi SA	98,841	2,076,214
		11,467,500
Multiline Retail - 0.0%
Don Quijote Holdings Co. Ltd.	15,600	617,790
Specialty Retail - 0.2%
Fast Retailing Co. Ltd.	1,500	606,580
H&M Hennes & Mauritz AB (B Shares)	70,747	2,619,845
Inditex SA	52,842	1,897,895
Nitori Holdings Co. Ltd.	10,900	897,855
		6,022,175
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	20,317	1,962,338
LVMH Moet Hennessy - Louis Vuitton SA	11,101	1,859,556
		3,821,894

TOTAL CONSUMER DISCRETIONARY		53,749,345

CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Anheuser-Busch InBev SA NV	43,221	5,556,776
Asahi Group Holdings	45,100	1,414,184
Diageo PLC	149,020	4,274,081
		11,245,041
Food & Staples Retailing - 0.1%
Seven & i Holdings Co. Ltd.	49,600	2,220,990
Tesco PLC	375,159	944,089
Woolworths Ltd.	40,241	688,851
		3,853,930
Food Products - 0.4%
Danone SA	35,225	2,463,225
Nestle SA	93,284	6,914,142
		9,377,367
Household Products - 0.1%
Reckitt Benckiser Group PLC	16,207	1,519,662
Svenska Cellulosa AB (SCA) (B Shares)	79,260	2,281,057
		3,800,719
Personal Products - 0.4%
Beiersdorf AG	16,573	1,543,349
L'Oreal SA	9,798	1,735,008
Unilever NV (Certificaten Van Aandelen) (Bearer)	97,195	4,264,259
Unilever PLC	49,975	2,133,187
		9,675,803
Tobacco - 0.4%
British American Tobacco PLC (United Kingdom)	26,501	1,542,226
Imperial Tobacco Group PLC	88,559	4,785,628
Japan Tobacco, Inc.	87,000	3,116,734
		9,444,588

TOTAL CONSUMER STAPLES		47,397,448

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Amec Foster Wheeler PLC	107,922	707,705
Oil, Gas & Consumable Fuels - 0.8%
BG Group PLC	230,771	3,574,657
BP PLC	253,206	1,463,389
Lundin Petroleum AB (a)	89,616	1,433,355
Royal Dutch Shell PLC:
Class A (United Kingdom)	161,956	4,019,017
Class B (United Kingdom)	34,575	860,135
Santos Ltd.	368,245	1,067,922
Statoil ASA	92,939	1,430,729
Total SA	136,963	6,782,191
		20,631,395

TOTAL ENERGY		21,339,100

FINANCIALS - 4.0%
Banks - 2.0%
ABN AMRO Group NV GDR	44,744	939,813
Australia & New Zealand Banking Group Ltd.	138,222	2,712,556
Bank of Ireland (a)	1,646,400	613,175
Bankinter SA	75,426	545,965
Barclays PLC	542,875	1,825,432
Danske Bank A/S	84,576	2,269,797
DBS Group Holdings Ltd.	74,400	870,299
Erste Group Bank AG (a)	39,677	1,217,378
Hang Seng Bank Ltd.	86,300	1,563,839
HSBC Holdings PLC (United Kingdom)	556,347	4,439,041
ING Groep NV (Certificaten Van Aandelen)	196,112	2,692,592
Intesa Sanpaolo SpA	1,069,028	3,668,556
KBC Groep NV	20,868	1,245,717
Lloyds Banking Group PLC	3,519,414	3,864,785
Mitsubishi UFJ Financial Group, Inc.	852,300	5,476,175
Nordea Bank AB	326,257	3,615,394
Seven Bank Ltd.	293,200	1,283,792
Shinsei Bank Ltd.	388,000	737,547
Societe Generale Series A	68,026	3,242,918
Sumitomo Mitsui Financial Group, Inc.	52,000	1,984,785
Sumitomo Mitsui Trust Holdings, Inc.	52,000	198,491
Swedbank AB (A Shares)	91,714	2,031,593
Unione di Banche Italiane ScpA	118,895	808,983
Unione di Banche Italiane ScpA rights	118,895	1
United Overseas Bank Ltd.	138,760	1,907,452
Westpac Banking Corp.	103,603	2,402,857
		52,158,933
Capital Markets - 0.4%
Credit Suisse Group AG	56,616	1,216,680
Julius Baer Group Ltd.	33,951	1,623,084
Macquarie Group Ltd.	44,752	2,634,806
Partners Group Holding AG	2,994	1,081,082
Schroders PLC	24,514	1,106,139
UBS Group AG	144,202	2,768,129
		10,429,920
Consumer Finance - 0.0%
ACOM Co. Ltd. (a)	93,900	466,067
Diversified Financial Services - 0.3%
Challenger Ltd.	74,188	452,829
Deutsche Boerse AG	12,803	1,096,575
London Stock Exchange Group PLC	39,692	1,584,173
Mitsubishi UFJ Lease & Finance Co. Ltd.	74,200	389,987
ORIX Corp.	230,300	3,323,541
		6,847,105
Insurance - 0.9%
AIA Group Ltd.	527,400	3,149,388
AMP Ltd.	435,875	1,831,456
Assicurazioni Generali SpA	90,519	1,721,481
Aviva PLC	261,905	2,017,621
AXA SA	118,250	3,195,206
Direct Line Insurance Group PLC	149,567	927,632
Insurance Australia Group Ltd.	120,638	483,340
Prudential PLC	96,780	2,243,528
Sampo Oyj (A Shares)	32,500	1,611,133
Sony Financial Holdings, Inc.	50,900	937,784
St. James's Place Capital PLC	31,424	480,849
Tokio Marine Holdings, Inc.	17,200	634,346
Zurich Insurance Group AG	14,254	3,751,577
		22,985,341
Real Estate Investment Trusts - 0.1%
British Land Co. PLC	139,423	1,751,275
Nippon Prologis REIT, Inc.	221	387,603
Westfield Corp. unit (a)	206,565	1,434,123
		3,573,001
Real Estate Management & Development - 0.3%
AEON MALL Co. Ltd.	27,150	466,468
CapitaLand Ltd.	286,300	612,971
Cheung Kong Property Holdings Ltd.	152,948	997,172
Hongkong Land Holdings Ltd.	97,500	681,525
Hysan Development Co. Ltd.	120,000	506,871
Leopalace21 Corp. (a)	198,600	1,161,592
Mitsui Fudosan Co. Ltd.	62,000	1,563,347
Sino Land Ltd.	414,000	614,049
		6,603,995

TOTAL FINANCIALS		103,064,362

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.2%
Ansell Ltd.	36,910	582,181
Hoya Corp.	68,100	2,760,512
Olympus Corp.	65,100	2,596,596
		5,939,289
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	41,645	3,052,401
Miraca Holdings, Inc.	22,500	999,797
		4,052,198
Pharmaceuticals - 1.4%
Astellas Pharma, Inc.	221,700	3,120,215
Bayer AG	32,196	4,279,291
Hikma Pharmaceuticals PLC	30,030	979,190
Novartis AG	97,672	8,332,615
Novo Nordisk A/S Series B	71,725	3,945,306
Roche Holding AG (participation certificate)	5,213	1,396,360
Sanofi SA	63,878	5,677,113
Shire PLC	58,315	4,059,727
Teva Pharmaceutical Industries Ltd.	5,400	340,165
Teva Pharmaceutical Industries Ltd. sponsored ADR	57,759	3,634,774
		35,764,756

TOTAL HEALTH CARE		45,756,243

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.3%
Finmeccanica SpA (a)	188,400	2,729,031
Rolls-Royce Group PLC	99,787	910,382
Safran SA	34,657	2,540,351
Zodiac Aerospace	55,278	1,496,894
		7,676,658
Air Freight & Logistics - 0.1%
Deutsche Post AG	71,102	2,070,469
Building Products - 0.1%
Compagnie de St. Gobain	47,065	2,076,692
Toto Ltd.	14,800	510,967
		2,587,659
Commercial Services & Supplies - 0.1%
Brambles Ltd.	110,071	866,880
Edenred SA	33,653	697,432
		1,564,312
Construction & Engineering - 0.0%
Taisei Corp.	138,000	850,869
Electrical Equipment - 0.1%
Mabuchi Motor Co. Ltd.	4,900	282,218
Nidec Corp.	18,200	1,406,912
OSRAM Licht AG	21,498	907,640
		2,596,770
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	172,448	2,261,956
Machinery - 0.4%
Alfa Laval AB	142,045	2,626,964
Andritz AG	20,380	1,069,411
Glory Ltd.	17,200	484,842
IHI Corp.	342,000	894,590
Makita Corp.	25,900	1,470,682
Minebea Ltd.	73,000	801,162
Mitsubishi Heavy Industries Ltd.	97,000	496,504
NGK Insulators Ltd.	40,000	927,701
Sandvik AB	184,402	1,910,239
The Weir Group PLC	45,801	829,150
		11,511,245
Professional Services - 0.1%
Capita Group PLC	75,192	1,440,498
SEEK Ltd.	82,013	823,248
		2,263,746
Road & Rail - 0.1%
East Japan Railway Co.	38,500	3,634,200
Trading Companies & Distributors - 0.2%
Itochu Corp.	99,500	1,214,045
Misumi Group, Inc.	88,600	1,202,686
Rexel SA	76,252	1,044,513
Wolseley PLC	21,939	1,273,674
		4,734,918

TOTAL INDUSTRIALS		41,752,802

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Hitachi Ltd.	364,000	2,148,517
Keyence Corp.	2,400	1,300,796
Taiyo Yuden Co. Ltd.	17,400	283,969
TDK Corp.	11,300	812,388
		4,545,670
Internet Software & Services - 0.1%
Rocket Internet AG (a)	33,692	994,588
United Internet AG	28,412	1,514,443
		2,509,031
IT Services - 0.1%
Amadeus IT Holding SA Class A	43,327	1,737,929
Nomura Research Institute Ltd.	22,420	847,807
		2,585,736
Software - 0.0%
Trend Micro, Inc.	38,000	1,549,634
Technology Hardware, Storage & Peripherals - 0.1%
Konica Minolta, Inc.	89,900	945,009
NEC Corp.	235,000	786,515
		1,731,524

TOTAL INFORMATION TECHNOLOGY		12,921,595

MATERIALS - 0.9%
Chemicals - 0.7%
Clariant AG (Reg.)	99,440	1,833,481
Croda International PLC	26,074	1,126,265
Daicel Chemical Industries Ltd.	53,100	777,305
Incitec Pivot Ltd.	478,712	1,308,653
JSR Corp.	61,800	972,936
Mitsui Chemicals, Inc.	197,000	820,967
Nitto Denko Corp.	15,200	1,024,364
Sumitomo Chemical Co. Ltd.	345,000	1,978,635
Symrise AG	21,280	1,440,286
Syngenta AG (Switzerland)	11,017	4,057,561
Yara International ASA	37,437	1,733,021
		17,073,474
Construction Materials - 0.1%
James Hardie Industries PLC CDI	159,420	1,886,186
Metals & Mining - 0.1%
Hitachi Metals Ltd.	53,000	687,149
Randgold Resources Ltd.	18,771	1,149,179
Rio Tinto Ltd.	11,852	393,511
Rio Tinto PLC	50,892	1,685,076
		3,914,915
Paper & Forest Products - 0.0%
Mondi PLC	59,525	1,384,205

TOTAL MATERIALS		24,258,780

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	298,477	642,972
Deutsche Telekom AG	202,180	3,726,338
HKT Trust/HKT Ltd. unit	739,220	936,247
Iliad SA	4,008	893,935
Nippon Telegraph & Telephone Corp.	23,900	887,140
Orange SA	130,400	2,251,312
Telecom Italia SpA (a)	1,345,736	1,738,311
Telefonica Deutschland Holding AG	196,730	1,105,997
Telefonica SA	71,589	881,090
TeliaSonera AB	181,544	892,230
Telstra Corp. Ltd.	688,344	2,661,484
		16,617,056
Wireless Telecommunication Services - 0.5%
KDDI Corp.	138,400	3,432,955
SoftBank Corp.	53,500	2,837,618
Vodafone Group PLC	1,539,472	5,180,854
		11,451,427

TOTAL TELECOMMUNICATION SERVICES		28,068,483

UTILITIES - 0.4%
Electric Utilities - 0.2%
Iberdrola SA	361,749	2,534,407
Kansai Electric Power Co., Inc. (a)	106,800	1,197,271
Red Electrica Corporacion SA	11,467	983,775
		4,715,453
Multi-Utilities - 0.2%
Centrica PLC	449,501	1,474,808
E.ON AG	236,160	2,240,485
Suez Environnement SA	110,160	2,088,610
		5,803,903

TOTAL UTILITIES		10,519,356

TOTAL COMMON STOCKS
(Cost $373,368,934)		388,827,514

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC
(Cost $14,239)	9,250,254	13,932

Equity Funds - 76.0%
Foreign Large Blend Funds - 14.2%
Fidelity Overseas Fund (b)	8,791,142	367,118,076
Foreign Large Growth Funds - 47.6%
Fidelity Advisor Overseas Fund Class I (b)	5,525,358	121,723,646
Fidelity Canada Fund (b)	34,327	1,530,304
Fidelity Diversified International Fund (b)	10,871,604	391,160,294
Fidelity International Capital Appreciation Fund (b)	17,097,830	291,005,068
Fidelity International Discovery Fund (b)	10,616,991	425,210,498

TOTAL FOREIGN LARGE GROWTH FUNDS		1,230,629,810

Foreign Large Value Funds - 7.1%
Fidelity International Value Fund (b)	22,308,979	184,272,164
Foreign Small Mid Growth Funds - 1.7%
Fidelity International Small Cap Opportunities Fund (b)	2,860,451	42,820,945
Sector Funds - 1.6%
Fidelity International Real Estate Fund (b)	4,001,093	40,130,966
Other - 3.8%
Fidelity Advisor Global Capital Appreciation Fund Class I (a)(b)	1,538,836	25,729,345
Fidelity Japan Fund (b)	4,042,798	48,351,867
Fidelity Japan Smaller Companies Fund (b)	1,732,527	24,064,805

TOTAL OTHER		98,146,017

TOTAL EQUITY FUNDS
(Cost $1,880,471,044)		1,963,117,978
	Principal Amount

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.18% 1/28/16 to 2/25/16 (c)
(Cost $9,737,807)	$9,740,000	9,737,875
	Shares

Money Market Funds - 8.3%
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(d)
(Cost $215,286,747)	215,286,747	215,286,747
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $2,478,878,771)		2,576,984,046
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,429,352
NET ASSETS - 100%		$2,584,413,398

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
618 CME Nikkei 225 Index Contracts (United States)	Dec. 2015	61,166,550	$5,516,913
1,670 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2015	145,624,000	956,662
TOTAL FUTURES CONTRACTS			$6,473,575

The face value of futures purchased as a percentage of Net Assets is 8%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,737,875.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Class I	$16,777,732	$8,887,890	$--	$--	$25,729,345
Fidelity Advisor Overseas Fund Class I	145,164,347	--	22,085,224	--	121,723,646
Fidelity Canada Fund	1,750,341	--	--	--	1,530,304
Fidelity Diversified International Fund	309,830,193	103,454,614	14,719,066	--	391,160,294
Fidelity International Capital Appreciation Fund	237,626,836	77,822,196	21,803,171	--	291,005,068
Fidelity International Discovery Fund	365,954,674	92,291,595	28,860,394	--	425,210,498
Fidelity International Real Estate Fund	19,091,060	22,825,478	--	303,386	40,130,966
Fidelity International Small Cap Opportunities Fund	39,664,425	8,887,890	7,038,545	--	42,820,945
Fidelity International Value Fund	76,118,056	111,665,997	--	--	184,272,164
Fidelity Japan Fund	--	50,000,000	--	--	48,351,867
Fidelity Japan Smaller Companies Fund	14,002,817	8,887,890	--	--	24,064,805
Fidelity Overseas Fund	--	374,120,493	639,782	--	367,118,076
Total	$1,225,980,481	$858,844,043	$95,146,182	$303,386	$1,963,117,978

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$53,749,345	$33,468,971	$20,280,374	$--
Consumer Staples	47,397,448	17,548,013	29,849,435	--
Energy	21,339,100	3,208,982	18,130,118	--
Financials	103,064,362	61,773,050	41,291,311	1
Health Care	45,756,243	11,553,050	34,203,193	--
Industrials	41,766,734	31,488,254	10,278,480	--
Information Technology	12,921,595	12,921,595	--	--
Materials	24,258,780	17,366,964	6,891,816	--
Telecommunication Services	28,068,483	3,579,151	24,489,332	--
Utilities	10,519,356	6,804,063	3,715,293	--
Equity Funds	1,963,117,978	1,963,117,978	--	--
U.S. Treasury Obligations	9,737,875	--	9,737,875	--
Money Market Funds	215,286,747	215,286,747	--	--
Total Investments in Securities:	$2,576,984,046	$2,378,116,818	$198,867,227	$1
Derivative Instruments:
Assets
Futures Contracts	$6,473,575	$6,473,575	$--	$--
Total Assets	$6,473,575	$6,473,575	$--	$--
Total Derivative Instruments:	$6,473,575	$6,473,575	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$39,842,392
Level 2 to Level 1	$9,197,367

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $2,491,817,475. Net unrealized appreciation aggregated $85,166,571, of which $152,715,337 related to appreciated investment securities and $67,548,766 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Multi-Manager Fund

November 30, 2015

STG-QTLY-0116
1.938048.103

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.2%
Bridgestone Corp.	1,600	$56,929
Continental AG	935	225,927
DENSO Corp.	4,400	209,920
GKN PLC	33,704	152,539
Valeo SA	800	123,870
		769,185
Automobiles - 1.4%
Bayerische Motoren Werke AG (BMW)	592	64,612
Fuji Heavy Industries Ltd.	3,800	157,063
Hyundai Motor Co.	357	45,395
Isuzu Motors Ltd.	4,300	48,379
Renault SA	643	64,886
Suzuki Motor Corp.	1,800	55,345
Toyota Motor Corp.	7,000	435,653
Yamaha Motor Co. Ltd.	2,200	53,704
		925,037
Distributors - 0.0%
Inchcape PLC	1,893	22,423
Hotels, Restaurants & Leisure - 1.9%
Accor SA	558	23,547
Carnival PLC	3,851	200,553
Compass Group PLC	29,855	519,095
Flight Centre Travel Group Ltd.	1,941	50,506
InterContinental Hotel Group PLC	1,631	62,621
MGM China Holdings Ltd.	14,800	19,470
TUI AG	2,682	44,630
Whitbread PLC	3,165	216,794
William Hill PLC	4,037	21,743
Yum! Brands, Inc.	568	41,186
		1,200,145
Household Durables - 1.0%
Berkeley Group Holdings PLC	768	37,141
Casio Computer Co. Ltd.	2,300	50,727
Haseko Corp.	1,100	12,296
Nikon Corp.	14,700	197,274
Sony Corp.	3,400	88,094
Steinhoff International Holdings Ltd.	10,476	61,337
Taylor Wimpey PLC	43,726	128,155
Techtronic Industries Co. Ltd.	25,500	103,435
		678,459
Internet & Catalog Retail - 0.1%
YOOX SpA (a)	472	16,178
Zalando SE (a)	573	19,433
		35,611
Leisure Products - 0.2%
Sankyo Co. Ltd. (Gunma)	1,100	43,517
Yamaha Corp.	2,400	60,439
		103,956
Media - 2.6%
Altice NV:
Class A (a)	1,736	26,669
Class B (a)	800	12,438
Axel Springer Verlag AG	486	27,132
Dentsu, Inc.	700	39,293
Fuji Media Holdings, Inc.	3,400	40,518
ITV PLC	57,081	232,978
Naspers Ltd. Class N	367	54,706
Nippon Television Network Corp.	2,200	40,551
NOS SGPS SA	1,799	13,889
ProSiebenSat.1 Media AG	2,887	151,598
Publicis Groupe SA	1	63
RELX NV	32,279	558,800
RELX PLC	3,280	59,181
SKY PLC	3,233	53,854
Telenet Group Holding NV (a)	491	26,815
UBM PLC	1,809	13,786
Vivendi SA	3,352	70,411
Wolters Kluwer NV	1,698	58,673
WPP PLC	9,557	220,869
		1,702,224
Multiline Retail - 0.3%
Dollarama, Inc.	719	48,079
Don Quijote Holdings Co. Ltd.	800	31,682
Next PLC	760	90,655
		170,416
Specialty Retail - 1.0%
ABC-MART, Inc.	700	38,099
Esprit Holdings Ltd.	91,250	101,213
Fast Retailing Co. Ltd.	100	40,439
H&M Hennes & Mauritz AB (B Shares)	4,329	160,308
Inditex SA	3,364	120,823
Nitori Holdings Co. Ltd.	600	49,423
USS Co. Ltd.	8,700	138,310
WH Smith PLC	223	5,827
		654,442
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	602	58,145
Burberry Group PLC	2,248	42,152
Christian Dior SA	242	44,285
Compagnie Financiere Richemont SA Series A	2,548	190,388
Global Brands Group Holding Ltd. (a)	148,000	28,632
Hermes International SCA	80	28,168
LVMH Moet Hennessy - Louis Vuitton SA	1,124	188,284
Pandora A/S	512	60,691
		640,745

TOTAL CONSUMER DISCRETIONARY		6,902,643

CONSUMER STAPLES - 12.8%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	1,459	187,579
Asahi Group Holdings	1,300	40,764
Diageo PLC	11,373	326,192
Embotelladoras Arca S.A.B. de CV	2,746	17,284
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	214	20,625
Heineken NV (Bearer)	3,242	287,439
ITO EN Ltd.	2,200	50,291
Pernod Ricard SA	2,485	282,769
		1,212,943
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,462	66,649
Distribuidora Internacional de Alimentacion SA	3,534	22,340
Jeronimo Martins SGPS SA	2,067	28,685
Seven & i Holdings Co. Ltd.	1,600	71,645
Sundrug Co. Ltd.	1,500	96,629
Tesco PLC	16,856	42,418
Tsuruha Holdings, Inc.	500	44,679
Woolworths Ltd.	1,365	23,366
		396,411
Food Products - 3.8%
Aryzta AG	3,089	145,105
Danone SA	12,345	863,265
M. Dias Branco SA	807	15,018
Nestle SA	18,129	1,343,708
Toyo Suisan Kaisha Ltd.	3,000	107,230
Viscofan Envolturas Celulosicas SA	221	13,506
		2,487,832
Household Products - 2.1%
Colgate-Palmolive Co.	7,049	462,978
Reckitt Benckiser Group PLC	8,491	796,165
Svenska Cellulosa AB (SCA) (B Shares)	2,400	69,071
		1,328,214
Personal Products - 2.0%
AMOREPACIFIC Corp.	50	17,393
Beiersdorf AG	558	51,963
Kao Corp.	8,600	440,898
Kobayashi Pharmaceutical Co. Ltd.	1,400	114,070
Kose Corp.	500	52,315
L'Oreal SA	1,268	224,535
Pola Orbis Holdings, Inc.	400	28,075
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,333	146,230
Unilever PLC	5,065	216,200
		1,291,679
Tobacco - 2.4%
British American Tobacco PLC (United Kingdom)	11,444	665,984
Imperial Tobacco Group PLC	2,923	157,956
Japan Tobacco, Inc.	17,500	626,929
KT&G Corp.	1,357	125,174
		1,576,043

TOTAL CONSUMER STAPLES		8,293,122

ENERGY - 4.0%
Energy Equipment & Services - 0.4%
Amec Foster Wheeler PLC	2,807	18,407
Technip SA	3,502	183,103
Tecnicas Reunidas SA	1,245	49,867
		251,377
Oil, Gas & Consumable Fuels - 3.6%
Baytex Energy Corp.	9,017	37,474
BG Group PLC	16,577	256,779
BP PLC	8,586	49,622
Cairn Energy PLC (a)	24,071	52,024
Canadian Natural Resources Ltd.	435	10,534
CNOOC Ltd.	161,000	177,888
Enbridge, Inc.	3,524	125,159
Galp Energia SGPS SA Class B	6,100	64,901
Imperial Oil Ltd.	3,890	126,361
INPEX Corp.	13,000	129,102
Lundin Petroleum AB (a)	3,029	48,447
Oil Search Ltd. ADR	11,377	67,468
Royal Dutch Shell PLC:
Class A (Netherlands)	4,149	103,244
Class A (United Kingdom)	11,039	273,938
Santos Ltd.	12,525	36,323
Statoil ASA	3,359	51,709
Suncor Energy, Inc.	2,400	66,315
Total SA	12,991	643,294
		2,320,582

TOTAL ENERGY		2,571,959

FINANCIALS - 21.3%
Banks - 10.8%
ABN AMRO Group NV GDR	4,445	93,364
Australia & New Zealand Banking Group Ltd.	4,687	91,981
Banco Bilbao Vizcaya Argentaria SA	8,466	70,148
Bank of Ireland (a)	234,641	87,474
Bankinter SA	8,164	59,094
Barclays PLC	136,263	458,188
BNP Paribas SA	6,055	358,959
BOC Hong Kong (Holdings) Ltd.	17,500	53,605
CaixaBank SA	39,412	144,218
Chiba Bank Ltd.	7,000	48,278
Credicorp Ltd. (United States)	238	25,135
Danske Bank A/S	2,863	76,835
DBS Group Holdings Ltd.	11,200	131,013
DNB ASA	12,497	164,507
Dubai Islamic Bank Pakistan Ltd. (a)	8,303	14,469
Erste Group Bank AG (a)	1,345	41,268
Hang Seng Bank Ltd.	2,500	45,302
HDFC Bank Ltd. sponsored ADR	2,456	142,743
HSBC Holdings PLC:
(Hong Kong)	35,200	280,678
(United Kingdom)	63,787	508,951
ING Groep NV (Certificaten Van Aandelen)	28,770	395,008
Intesa Sanpaolo SpA	124,213	426,259
Joyo Bank Ltd.	10,000	46,385
Jyske Bank A/S (Reg.) (a)	861	39,154
Kasikornbank PCL NVDR	6,500	31,021
KBC Groep NV	4,791	285,999
Lloyds Banking Group PLC	487,605	535,455
Mitsubishi UFJ Financial Group, Inc.	71,300	458,115
Nordea Bank AB	11,315	125,386
North Pacific Bank Ltd.	10,100	37,578
PT Bank Central Asia Tbk	20,100	17,979
Seven Bank Ltd.	10,800	47,288
Shinsei Bank Ltd.	9,000	17,108
Societe Generale Series A	2,223	105,974
Sumitomo Mitsui Financial Group, Inc.	16,300	622,154
Sumitomo Mitsui Trust Holdings, Inc.	3,000	11,451
Svenska Handelsbanken AB (A Shares)	10,259	137,913
Swedbank AB (A Shares)	4,250	94,143
Sydbank A/S	1,142	37,473
The Hachijuni Bank Ltd.	7,000	42,364
The Suruga Bank Ltd.	4,000	80,975
The Toronto-Dominion Bank	1,614	65,916
UniCredit SpA	7,116	41,765
Unione di Banche Italiane ScpA	4,040	27,489
Unione di Banche Italiane ScpA rights	4,040	0
United Overseas Bank Ltd.	4,200	57,735
Westpac Banking Corp.	11,971	277,643
		6,961,940
Capital Markets - 2.1%
Azimut Holding SpA	1,200	30,644
Banca Generali SpA	1,193	36,339
CI Financial Corp.	1,600	38,028
Credit Suisse Group AG	2,360	50,716
Daiwa Securities Group, Inc.	9,000	58,219
Julius Baer Group Ltd.	3,746	179,084
Macquarie Group Ltd.	2,836	166,972
Partners Group Holding AG	316	114,102
Schroders PLC	1,274	57,486
UBS Group AG	33,187	637,064
		1,368,654
Consumer Finance - 0.3%
ACOM Co. Ltd. (a)	4,600	22,832
AEON Financial Service Co. Ltd.	2,800	64,507
Hitachi Capital Corp.	600	16,791
Provident Financial PLC	987	53,099
		157,229
Diversified Financial Services - 0.9%
Challenger Ltd.	4,933	30,110
Deutsche Boerse AG	431	36,915
Element Financial Corp.	4,301	55,073
FirstRand Ltd.	10,647	34,631
Fubon Financial Holding Co. Ltd.	21,000	33,453
IG Group Holdings PLC	7,027	81,915
London Stock Exchange Group PLC	1,272	50,768
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,800	9,461
ORIX Corp.	17,900	258,321
		590,647
Insurance - 5.0%
AIA Group Ltd.	82,200	490,860
AMP Ltd.	14,618	61,422
Assicurazioni Generali SpA	2,700	51,348
Aviva PLC	47,054	362,487
AXA SA	9,456	255,508
BB Seguridade Participacoes SA	3,600	24,164
Direct Line Insurance Group PLC	5,034	31,221
Euler Hermes SA	432	38,728
Fairfax Financial Holdings Ltd. (sub. vtg.)	535	256,862
Gjensidige Forsikring ASA	811	13,093
Hiscox Ltd.	10,494	161,053
Insurance Australia Group Ltd.	4,091	16,391
Intact Financial Corp.	420	27,997
Jardine Lloyd Thompson Group PLC	4,149	56,052
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	15,000	82,125
Prudential PLC	9,142	211,927
Sampo Oyj (A Shares)	3,384	167,756
Sanlam Ltd.	3,283	13,990
Sony Financial Holdings, Inc.	9,600	176,871
St. James's Place Capital PLC	1,066	16,312
Tokio Marine Holdings, Inc.	2,000	73,761
Zurich Insurance Group AG	2,534	666,935
		3,256,863
Real Estate Investment Trusts - 0.5%
British Land Co. PLC	4,720	59,287
Derwent London PLC	455	25,835
Nippon Prologis REIT, Inc.	5	8,769
Unibail-Rodamco	250	64,218
Westfield Corp. unit (a)	19,660	136,494
		294,603
Real Estate Management & Development - 1.7%
AEON MALL Co. Ltd.	990	17,009
Brookfield Asset Management, Inc.	1,615	55,459
Brookfield Asset Management, Inc. Class A	806	27,672
CapitaLand Ltd.	7,000	14,987
Cheung Kong Property Holdings Ltd.	4,920	32,077
China Overseas Land and Investment Ltd.	18,000	59,664
China Resources Land Ltd.	18,000	48,404
China Vanke Co. Ltd. (H Shares)	14,500	36,131
Daiwa House Industry Co. Ltd.	1,700	47,354
Deutsche Wohnen AG (Bearer)	9,101	250,440
Hongkong Land Holdings Ltd.	3,300	23,067
Hysan Development Co. Ltd.	4,000	16,896
LEG Immobilien AG	1,083	85,818
Lendlease Group unit	1,596	14,716
Leopalace21 Corp. (a)	5,800	33,924
Mitsui Fudosan Co. Ltd.	2,000	50,431
Sino Land Ltd.	14,000	20,765
TAG Immobilien AG	3,952	46,765
Vonovia SE	7,326	227,061
		1,108,640

TOTAL FINANCIALS		13,738,576

HEALTH CARE - 8.9%
Biotechnology - 0.1%
Actelion Ltd.	500	70,224
Health Care Equipment & Supplies - 1.1%
Ansell Ltd.	1,355	21,372
Essilor International SA	522	68,140
Hoya Corp.	4,800	194,574
Nihon Kohden Corp.	4,900	102,020
Olympus Corp.	2,200	87,750
Straumann Holding AG	50	14,798
Sysmex Corp.	300	18,741
Terumo Corp.	6,600	210,707
		718,102
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	1,408	103,200
Miraca Holdings, Inc.	600	26,661
Orpea	59	4,646
		134,507
Health Care Technology - 0.0%
M3, Inc.	1,000	21,998
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	76	28,602
Gerresheimer AG	181	14,132
ICON PLC (a)	667	49,578
Lonza Group AG	355	56,104
		148,416
Pharmaceuticals - 7.3%
Astellas Pharma, Inc.	11,300	159,037
Bayer AG	5,794	770,102
GlaxoSmithKline PLC	21,549	437,943
Hikma Pharmaceuticals PLC	1,323	43,139
Novartis AG	10,432	889,977
Novo Nordisk A/S Series B	3,294	181,190
Roche Holding AG (participation certificate)	3,521	943,139
Sanofi SA	4,374	388,736
Santen Pharmaceutical Co. Ltd.	18,300	290,184
Shionogi & Co. Ltd.	1,000	44,078
Shire PLC	2,898	201,751
Teva Pharmaceutical Industries Ltd.	300	18,898
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,080	256,754
Valeant Pharmaceuticals International, Inc. (Canada) (a)	585	52,720
		4,677,648

TOTAL HEALTH CARE		5,770,895

INDUSTRIALS - 10.8%
Aerospace & Defense - 0.8%
Cobham PLC	36,270	165,736
Finmeccanica SpA (a)	6,800	98,500
Rolls-Royce Group PLC	3,410	31,110
Safran SA	2,072	151,877
Thales SA	242	18,018
Zodiac Aerospace	1,508	40,836
		506,077
Air Freight & Logistics - 0.8%
Deutsche Post AG	2,103	61,239
PostNL NV (a)	18,548	61,985
Yamato Holdings Co. Ltd.	19,300	369,067
		492,291
Airlines - 0.6%
easyJet PLC	3,581	89,152
International Consolidated Airlines Group SA CDI	13,644	116,514
Japan Airlines Co. Ltd.	3,400	116,279
Ryanair Holdings PLC sponsored ADR	680	52,292
		374,237
Building Products - 0.4%
ASSA ABLOY AB (B Shares)	1,999	42,452
Compagnie de St. Gobain	1,602	70,687
Daikin Industries Ltd.	600	42,161
Geberit AG (Reg.)	258	86,288
Kingspan Group PLC (Ireland)	777	20,363
Toto Ltd.	300	10,357
		272,308
Commercial Services & Supplies - 0.9%
Brambles Ltd.	61,016	480,541
Edenred SA	1,141	23,646
Intrum Justitia AB	458	15,654
Secom Co. Ltd.	1,300	89,065
		608,906
Construction & Engineering - 0.2%
Balfour Beatty PLC	27,117	104,798
Taisei Corp.	8,000	49,326
		154,124
Electrical Equipment - 1.4%
Fuji Electric Co. Ltd.	3,000	13,818
Legrand SA	6,849	402,918
Mabuchi Motor Co. Ltd.	200	11,519
Nidec Corp.	600	46,382
OSRAM Licht AG	770	32,509
Schneider Electric SA	6,225	393,265
		900,411
Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	895	20,867
CK Hutchison Holdings Ltd.	14,076	184,631
Siemens AG	1,815	188,541
		394,039
Machinery - 2.3%
Alfa Laval AB	4,737	87,606
Andritz AG	750	39,355
Atlas Copco AB (A Shares)	9,219	247,128
Daifuku Co. Ltd.	621	10,094
Fanuc Corp.	300	53,471
GEA Group AG	3,489	144,798
Glory Ltd.	2,100	59,196
IHI Corp.	12,000	31,389
IMI PLC	6,230	89,514
Kone Oyj (B Shares)	1,113	47,496
Kubota Corp.	10,000	166,816
Makita Corp.	1,300	73,818
Minebea Ltd.	3,000	32,924
Mitsubishi Heavy Industries Ltd.	5,000	25,593
NGK Insulators Ltd.	1,000	23,193
Nordson Corp.	333	24,152
Sandvik AB	6,234	64,579
Schindler Holding AG (participation certificate)	1,026	168,831
Spirax-Sarco Engineering PLC	1,147	53,898
Tadano Ltd.	2,000	25,849
The Weir Group PLC	408	7,386
Wartsila Corp.	41	1,843
		1,478,929
Professional Services - 0.7%
Capita Group PLC	4,677	89,600
Intertek Group PLC	1,760	74,936
Michael Page International PLC	13,608	104,217
SEEK Ltd.	2,794	28,046
SGS SA (Reg.)	78	149,212
Temp Holdings Co., Ltd.	1,800	29,069
		475,080
Road & Rail - 0.7%
Canadian National Railway Co.	46	2,746
DSV de Sammensluttede Vognmaend A/S	350	13,611
East Japan Railway Co.	4,400	415,337
Stagecoach Group PLC	5,932	31,788
		463,482
Trading Companies & Distributors - 1.2%
Brenntag AG	3,461	189,089
Bunzl PLC	10,567	305,567
Itochu Corp.	3,500	42,705
Misumi Group, Inc.	2,500	33,936
Mitsubishi Corp.	3,600	60,595
Rexel SA	2,574	35,259
Wolseley PLC	1,423	82,613
		749,764
Transportation Infrastructure - 0.2%
China Merchants Holdings International Co. Ltd.	34,593	112,433

TOTAL INDUSTRIALS		6,982,081

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	33,993	329,967
Electronic Equipment & Components - 1.5%
Alps Electric Co. Ltd.	800	25,150
China High Precision Automation Group Ltd. (a)	15,000	0
Delta Electronics, Inc.	7,000	33,561
Delta Electronics, Inc. rights 12/25/15 (a)	367	73
Halma PLC	11,302	146,814
Hirose Electric Co. Ltd.	1,155	140,552
Hitachi Ltd.	58,000	342,346
Keyence Corp.	200	108,400
Murata Manufacturing Co. Ltd.	600	93,095
Spectris PLC	2,478	66,394
TDK Corp.	400	28,757
		985,142
Internet Software & Services - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	867	72,897
Baidu.com, Inc. sponsored ADR (a)	268	58,416
NetEase, Inc. sponsored ADR	251	41,832
Rocket Internet AG (a)	905	26,716
Tencent Holdings Ltd.	3,600	71,541
United Internet AG	964	51,384
Yandex NV (a)	733	12,190
		334,976
IT Services - 2.3%
Accenture PLC Class A	798	85,562
Amadeus IT Holding SA Class A	9,871	395,945
Capgemini SA	1,021	94,195
Cognizant Technology Solutions Corp. Class A (a)	2,154	139,105
Computershare Ltd.	9,804	82,601
IT Holdings Corp.	600	14,539
Luxoft Holding, Inc. (a)	205	15,881
MasterCard, Inc. Class A	883	86,463
Nomura Research Institute Ltd.	10,850	410,290
OBIC Co. Ltd.	2,200	117,059
SCSK Corp.	1,000	38,830
		1,480,470
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	4,959	305,623
ASM International NV (Netherlands)	1,048	41,904
Infineon Technologies AG	15,636	229,665
MediaTek, Inc.	10,000	79,804
NVIDIA Corp.	5,712	181,185
NXP Semiconductors NV (a)	977	91,310
SK Hynix, Inc.	928	25,280
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	23,758	540,732
Texas Instruments, Inc.	2,365	137,454
		1,632,957
Software - 1.2%
Cadence Design Systems, Inc. (a)	7,664	170,907
Check Point Software Technologies Ltd. (a)	1,015	88,599
Constellation Software, Inc.	42	18,026
Dassault Systemes SA	1,948	155,041
Micro Focus International PLC	778	15,034
Sage Group PLC	2,817	24,883
SAP AG	1,596	126,036
Synopsys, Inc. (a)	757	37,911
Trend Micro, Inc.	2,500	101,950
		738,387
Technology Hardware, Storage & Peripherals - 0.7%
Catcher Technology Co. Ltd.	3,000	29,042
Konica Minolta, Inc.	3,000	31,535
NEC Corp.	6,000	20,081
Neopost SA	1,491	38,910
Samsung Electronics Co. Ltd.	301	333,182
		452,750

TOTAL INFORMATION TECHNOLOGY		5,954,649

MATERIALS - 5.2%
Chemicals - 4.2%
Akzo Nobel NV	8,070	573,409
Clariant AG (Reg.)	12,051	222,197
Croda International PLC	1,041	44,966
Daicel Chemical Industries Ltd.	4,000	58,554
Evonik Industries AG	590	20,160
Givaudan SA	146	263,519
HEXPOL AB (B Shares)	1,500	15,977
Incitec Pivot Ltd.	16,313	44,595
JSR Corp.	2,800	44,081
Linde AG	2,263	395,108
Mitsui Chemicals, Inc.	5,000	20,837
Nippon Paint Holdings Co. Ltd.	5,500	137,835
Nissan Chemical Industries Co. Ltd.	700	16,798
Nitto Denko Corp.	400	26,957
Novozymes A/S Series B	658	31,637
Orica Ltd.	11,205	128,035
Shin-Etsu Chemical Co. Ltd.	1,400	79,189
Sumitomo Chemical Co. Ltd.	10,000	57,352
Symrise AG	4,583	310,189
Syngenta AG (Switzerland)	501	184,518
Yara International ASA	1,187	54,948
		2,730,861
Construction Materials - 0.1%
James Hardie Industries PLC CDI	5,406	63,961
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	1,888	51,585
Metals & Mining - 0.7%
BHP Billiton PLC	3,564	42,772
Hitachi Metals Ltd.	2,000	25,930
Iluka Resources Ltd.	11,091	46,121
Randgold Resources Ltd.	653	39,977
Rio Tinto Ltd.	460	15,273
Rio Tinto PLC	7,948	263,165
		433,238
Paper & Forest Products - 0.1%
Mondi PLC	2,356	54,787

TOTAL MATERIALS		3,334,432

TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 1.6%
Bezeq The Israel Telecommunication Corp. Ltd.	8,500	18,311
BT Group PLC	26,613	198,588
Deutsche Telekom AG	6,780	124,961
Elisa Corp. (A Shares)	511	19,037
Hellenic Telecommunications Organization SA	3,777	36,554
HKT Trust/HKT Ltd. unit	27,140	34,374
Iliad SA	197	43,938
Nippon Telegraph & Telephone Corp.	800	29,695
Orange SA	4,400	75,965
Singapore Telecommunications Ltd.	17,100	46,431
TDC A/S	20,836	109,447
Telecom Italia SpA (a)	45,324	58,546
Telefonica Deutschland Holding AG	5,416	30,448
Telefonica SA	2,429	29,895
Telenor ASA	2,271	39,590
TeliaSonera AB	6,043	29,699
Telstra Corp. Ltd.	23,219	89,776
		1,015,255
Wireless Telecommunication Services - 3.8%
China Mobile Ltd.	22,768	260,486
KDDI Corp.	46,200	1,145,972
Mobile TeleSystems OJSC (a)	4,990	16,328
Philippine Long Distance Telephone Co.	510	22,166
SK Telecom Co. Ltd.	1,213	244,267
SoftBank Corp.	3,400	180,335
Vodafone Group PLC	182,486	614,128
		2,483,682

TOTAL TELECOMMUNICATION SERVICES		3,498,937

UTILITIES - 2.2%
Electric Utilities - 0.8%
Enel SpA	16,302	71,892
Iberdrola SA	12,934	90,615
Kansai Electric Power Co., Inc. (a)	3,200	35,873
Red Electrica Corporacion SA	400	34,317
Scottish & Southern Energy PLC	14,250	307,373
		540,070
Gas Utilities - 0.4%
APA Group unit	11,617	74,773
China Resource Gas Group Ltd.	24,000	67,015
ENN Energy Holdings Ltd.	4,000	20,275
Tokyo Gas Co. Ltd.	15,000	71,661
		233,724
Multi-Utilities - 1.0%
Centrica PLC	32,376	106,225
E.ON AG	8,010	75,992
Engie	20,322	354,060
Suez Environnement SA	3,746	71,023
Veolia Environnement SA	3,015	72,212
		679,512

TOTAL UTILITIES		1,453,306

TOTAL COMMON STOCKS
(Cost $51,022,971)		58,500,600

Nonconvertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	2,166	300,223
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Ambev SA sponsored ADR	21,915	104,535
Household Products - 0.5%
Henkel AG & Co. KGaA	2,974	337,784

TOTAL CONSUMER STAPLES		442,319

FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	1,900	13,647
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	316,107	476
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	13,412	21,191
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $869,969)		777,856

Equity Funds - 1.6%
Europe Stock Funds - 1.6%
WisdomTree Europe Hedged Equity ETF
(Cost $1,001,411)	16,800	1,057,392
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.1% 12/3/15 to 1/28/16 (b)
(Cost $139,979)	140,000	139,987
	Shares

Money Market Funds - 6.3%
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(c)
(Cost $4,033,043)	4,033,043	4,033,043
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $57,067,373)		64,508,878
NET OTHER ASSETS (LIABILITIES) - 0.2%		130,830
NET ASSETS - 100%		$64,639,708

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
8 CME Nikkei 225 Index Contracts (United States)	Dec. 2015	791,800	$71,416
21 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2015	1,831,200	34,931
TOTAL FUTURES CONTRACTS			$106,347

The face value of futures purchased as a percentage of Net Assets is 4.0%

Security Type Abbreviations

ETF – Exchange - Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,987.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,202,866	$4,587,336	$2,615,530	$--
Consumer Staples	8,735,441	3,865,775	4,869,666	--
Energy	2,571,959	832,382	1,739,577	--
Financials	13,752,223	8,221,564	5,530,659	--
Health Care	5,770,895	1,676,922	4,093,973	--
Industrials	6,982,557	5,622,643	1,359,914	--
Information Technology	5,954,649	5,197,367	757,282	--
Materials	3,355,623	2,251,782	1,103,841	--
Telecommunication Services	3,498,937	378,130	3,120,807	--
Utilities	1,453,306	891,504	561,802	--
Equity Funds	1,057,392	1,057,392	--	--
U.S Treasury Obligations	139,987	--	139,987	--
Money Market Funds	4,033,043	4,033,043	--	--
Total Investments in Securities:	$64,508,878	$38,615,840	$25,893,038	$--
Derivative Instruments:
Assets
Futures Contracts	$106,347	$106,347	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$8,201,610
Level 2 to Level 1	$1,225,870

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $57,270,288. Net unrealized appreciation aggregated $7,238,590, of which $10,927,118 related to appreciated investment securities and $3,688,528 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund of Funds

November 30, 2015

ODF-QTLY-0116
1.941264.103

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.2%
	Shares	Value
High Yield Fixed-Income Funds - 100.2%
Artisan High Income Fund Advisor Shares	13,520	$127,227
BlackRock High Yield Bond Fund Institutional Class	103,860	769,599
Eaton Vance Income Fund of Boston Class I	103,307	571,286
Fidelity Advisor High Income Advantage Fund Class I (a)	57,210	552,080
Fidelity Advisor High Income Fund Class I (a)	8,183	60,881
Fidelity Capital & Income Fund (a)	119,509	1,120,998
Fidelity High Income Fund (a)	62,046	510,019
Hotchkis & Wiley High Yield Fund Class I	71,965	830,481
Janus High-Yield Fund Class I Shares	91,781	748,937
MainStay High Yield Corporate Bond Fund Class I	74,778	409,035
T. Rowe Price High Yield Fund Class I	202,250	1,282,264

TOTAL HIGH YIELD FIXED-INCOME FUNDS		6,982,807

TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $7,602,601)		6,982,807
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(14,198)
NET ASSETS - 100%		$6,968,609

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$568,964	$19,188	$--	$19,187	$552,080
Fidelity Advisor High Income Fund Class I	123,229	--	53,442	4,900	60,881
Fidelity Capital & Income Fund	1,188,245	45,489	39,872	28,535	1,120,998
Fidelity High Income Fund	606,539	24,714	64,406	24,713	510,019
Total	$2,486,977	$89,391	$157,720	$ 77,335	$2,243,978

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $7,640,201. Net unrealized depreciation aggregated $657,394, of which $4,719 related to appreciated investment securities and $662,113 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

November 30, 2015

AMM-QTLY-0116
1.933027.103

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.2%
BorgWarner, Inc.	360	$15,368
Cooper Tire & Rubber Co.	527	22,129
Dana Holding Corp.	2,769	45,522
Delphi Automotive PLC	145	12,743
Gentex Corp.	4,345	72,714
Magna International, Inc. Class A (sub. vtg.)	172	7,823
The Goodyear Tire & Rubber Co.	1,583	55,215
Tower International, Inc.	1,290	39,551
Visteon Corp. (a)	1,228	147,249
		418,314
Automobiles - 0.4%
General Motors Co.	74	2,679
Harley-Davidson, Inc.	2,810	137,465
		140,144
Distributors - 0.6%
LKQ Corp. (a)	4,502	132,764
Pool Corp.	766	62,843
		195,607
Diversified Consumer Services - 0.8%
H&R Block, Inc.	2,232	81,892
Houghton Mifflin Harcourt Co. (a)	826	16,322
LifeLock, Inc. (a)	3,264	47,132
ServiceMaster Global Holdings, Inc. (a)	3,860	144,673
		290,019
Hotels, Restaurants & Leisure - 3.1%
BJ's Restaurants, Inc. (a)	929	42,548
Bravo Brio Restaurant Group, Inc. (a)	957	10,211
Brinker International, Inc.	762	34,762
Carrols Restaurant Group, Inc. (a)	1,364	16,423
Choice Hotels International, Inc.	476	24,314
Domino's Pizza, Inc.	460	49,436
Dunkin' Brands Group, Inc.	919	38,984
El Pollo Loco Holdings, Inc. (a)	395	4,851
Fiesta Restaurant Group, Inc. (a)	1,020	39,199
Fogo de Chao, Inc.	776	12,711
Hyatt Hotels Corp. Class A (a)	1,685	83,054
Jack in the Box, Inc.	690	51,157
Kona Grill, Inc. (a)	382	5,314
Marriott Vacations Worldwide Corp.	366	22,264
MGM Mirage, Inc. (a)	6,380	145,081
Papa John's International, Inc.	530	30,464
Penn National Gaming, Inc. (a)	2,740	43,703
Popeyes Louisiana Kitchen, Inc. (a)	720	41,659
Six Flags Entertainment Corp.	2,200	114,180
Starwood Hotels & Resorts Worldwide, Inc.	340	24,426
Texas Roadhouse, Inc. Class A	1,344	47,040
The Cheesecake Factory, Inc.	1,559	73,476
Vail Resorts, Inc.	465	56,079
Wendy's Co.	3,525	37,048
		1,048,384
Household Durables - 0.6%
CalAtlantic Group, Inc.	1,035	43,574
D.R. Horton, Inc.	1,030	33,279
Harman International Industries, Inc.	59	6,086
Helen of Troy Ltd. (a)	210	21,716
iRobot Corp. (a)	1,960	64,856
Toll Brothers, Inc. (a)	800	29,744
WCI Communities, Inc. (a)	648	15,688
		214,943
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	2,878	22,247
Groupon, Inc. Class A (a)	17,868	51,639
Overstock.com, Inc. (a)	905	11,910
Shutterfly, Inc. (a)	1,616	74,174
		159,970
Leisure Products - 0.5%
Brunswick Corp.	2,380	125,259
Hasbro, Inc.	350	25,582
Polaris Industries, Inc.	245	25,830
		176,671
Media - 2.0%
Crown Media Holdings, Inc. Class A (a)	850	4,820
Discovery Communications, Inc. Class A (a)	605	18,840
E.W. Scripps Co. Class A	479	10,509
Gray Television, Inc. (a)	2,790	46,733
IMAX Corp. (a)	3,100	117,428
Media General, Inc. (a)	1,759	27,317
New Media Investment Group, Inc.	172	3,132
News Corp. Class A	2,689	38,587
Nexstar Broadcasting Group, Inc. Class A	578	33,865
Omnicom Group, Inc.	120	8,870
Scholastic Corp.	1,520	64,934
Sinclair Broadcast Group, Inc. Class A	3,108	109,091
Tegna, Inc.	3,530	99,723
Tribune Media Co. Class A	3,035	118,395
		702,244
Multiline Retail - 0.1%
Tuesday Morning Corp. (a)	3,867	25,832
Specialty Retail - 2.6%
Aarons, Inc. Class A	671	16,285
American Eagle Outfitters, Inc.	7,733	120,403
Asbury Automotive Group, Inc. (a)	313	23,506
Best Buy Co., Inc.	246	7,818
Cabela's, Inc. Class A (a)	160	7,499
CarMax, Inc. (a)	133	7,621
CST Brands, Inc.	4,125	153,615
Destination Maternity Corp.	1,178	6,538
Destination XL Group, Inc. (a)	3,809	19,045
DSW, Inc. Class A	1,932	44,359
Express, Inc. (a)	900	15,066
Five Below, Inc. (a)	982	27,506
Group 1 Automotive, Inc.	355	28,833
Lithia Motors, Inc. Class A (sub. vtg.)	367	45,596
New York & Co., Inc. (a)	900	1,980
Office Depot, Inc. (a)	1,656	10,913
Outerwall, Inc.	508	31,445
Party City Holdco, Inc.	1,146	14,554
Rent-A-Center, Inc.	922	15,822
Restoration Hardware Holdings, Inc. (a)	1,372	123,302
Ross Stores, Inc.	220	11,442
Select Comfort Corp. (a)	450	10,629
Staples, Inc.	2,167	26,156
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	490	81,830
Vitamin Shoppe, Inc. (a)	496	15,128
Williams-Sonoma, Inc.	369	23,369
		890,260
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	1,466	126,413
Crocs, Inc. (a)	820	9,123
Deckers Outdoor Corp. (a)	220	10,767
G-III Apparel Group Ltd. (a)	1,784	81,832
PVH Corp.	1,158	105,714
Steven Madden Ltd. (a)	1,331	42,459
		376,308

TOTAL CONSUMER DISCRETIONARY		4,638,696

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.2%
Fresh Market, Inc. (a)	1,390	33,332
Smart & Final Stores, Inc. (a)	696	12,229
Sprouts Farmers Market LLC (a)	804	19,401
		64,962
Food Products - 1.1%
B&G Foods, Inc. Class A	1,191	44,996
Cal-Maine Foods, Inc.	616	33,578
Ingredion, Inc.	180	17,743
Lancaster Colony Corp.	540	62,780
Pinnacle Foods, Inc.	4,390	191,141
Snyders-Lance, Inc.	1,080	40,036
		390,274
Household Products - 0.2%
Energizer Holdings, Inc.	145	4,904
Spectrum Brands Holdings, Inc.	678	64,213
		69,117
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	145	11,673
Elizabeth Arden, Inc. (a)	650	6,663
		18,336

TOTAL CONSUMER STAPLES		542,689

ENERGY - 2.8%
Energy Equipment & Services - 0.7%
Dril-Quip, Inc. (a)	696	43,925
Forum Energy Technologies, Inc. (a)	981	15,362
Helmerich & Payne, Inc.	135	7,864
ION Geophysical Corp. (a)	2,800	1,561
McDermott International, Inc. (a)	1,150	5,095
Oceaneering International, Inc.	662	28,956
Patterson-UTI Energy, Inc.	1,805	29,277
Precision Drilling Corp.	18,350	79,009
TETRA Technologies, Inc. (a)	2,000	18,640
		229,689
Oil, Gas & Consumable Fuels - 2.1%
Carrizo Oil & Gas, Inc. (a)	2,457	99,214
Diamondback Energy, Inc.	320	24,966
Energen Corp.	2,754	163,285
Laredo Petroleum, Inc. (a)	3,059	33,313
Memorial Resource Development Corp. (a)	1,358	22,122
Newfield Exploration Co. (a)	3,175	121,476
PBF Energy, Inc. Class A	1,505	60,937
Pioneer Natural Resources Co.	285	41,254
SemGroup Corp. Class A	151	5,244
SM Energy Co.	679	19,942
Sunoco Logistics Partners, LP	1,006	37,423
Tsakos Energy Navigation Ltd.	1,825	14,180
Valero Energy Corp.	240	17,246
Whiting Petroleum Corp. (a)	541	8,932
WPX Energy, Inc. (a)	6,270	53,797
		723,331

TOTAL ENERGY		953,020

FINANCIALS - 19.0%
Banks - 5.0%
BankUnited, Inc.	2,887	109,129
BOK Financial Corp.	990	68,162
Cathay General Bancorp	1,481	50,828
Columbia Banking Systems, Inc.	1,012	35,966
Comerica, Inc.	380	17,613
Cullen/Frost Bankers, Inc.	1,003	69,999
East West Bancorp, Inc.	1,639	71,100
First Niagara Financial Group, Inc.	720	7,762
First Republic Bank	1,190	81,943
Great Western Bancorp, Inc.	949	28,679
Hancock Holding Co.	1,990	57,949
Home Bancshares, Inc.	1,254	56,580
Huntington Bancshares, Inc.	9,960	116,432
Investors Bancorp, Inc.	7,905	101,342
PacWest Bancorp	758	35,641
Pinnacle Financial Partners, Inc.	831	45,148
PrivateBancorp, Inc.	2,185	96,380
Regions Financial Corp.	2,525	25,604
SVB Financial Group (a)	2,094	277,413
Talmer Bancorp, Inc. Class A	2,118	38,696
TCF Financial Corp.	1,450	22,214
Texas Capital Bancshares, Inc. (a)	375	22,230
Umpqua Holdings Corp.	3,827	68,580
United Community Bank, Inc.	4,420	92,290
Webster Financial Corp.	3,340	134,301
		1,731,981
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	215	38,104
Ameriprise Financial, Inc.	215	24,284
Ares Capital Corp.	1,545	24,442
E*TRADE Financial Corp. (a)	10,272	312,577
Invesco Ltd.	2,925	98,543
Janus Capital Group, Inc.	2,594	40,959
Lazard Ltd. Class A	3,220	149,633
Oaktree Capital Group LLC Class A	960	46,877
Raymond James Financial, Inc.	1,718	100,898
SEI Investments Co.	1,300	70,707
Stifel Financial Corp. (a)	630	28,577
T. Rowe Price Group, Inc.	305	23,226
Waddell & Reed Financial, Inc. Class A	280	10,472
WisdomTree Investments, Inc.	4,365	94,939
		1,064,238
Consumer Finance - 0.5%
Ally Financial, Inc. (a)	3,425	68,363
Discover Financial Services	1,365	77,477
SLM Corp. (a)	6,188	41,800
		187,640
Diversified Financial Services - 1.5%
IntercontinentalExchange, Inc.	175	45,472
Leucadia National Corp.	5,139	90,858
MarketAxess Holdings, Inc.	831	88,734
Voya Financial, Inc.	6,800	276,760
		501,824
Insurance - 3.3%
Allied World Assurance Co. Holdings AG	4,155	150,910
American Equity Investment Life Holding Co.	1,887	50,590
American Financial Group, Inc.	407	30,118
AmTrust Financial Services, Inc.	717	44,820
Aon PLC	418	39,601
Cincinnati Financial Corp.	455	27,805
CNO Financial Group, Inc.	1,873	37,891
Endurance Specialty Holdings Ltd.	960	63,322
FNF Group	6,213	222,736
FNFV Group (a)	2,160	24,170
Genworth Financial, Inc. Class A (a)	4,771	24,094
Patriot National, Inc.	816	11,897
Primerica, Inc.	907	46,475
Reinsurance Group of America, Inc.	354	32,526
RenaissanceRe Holdings Ltd.	365	40,427
Torchmark Corp.	425	25,764
Unum Group	500	18,340
Validus Holdings Ltd.	83	3,916
White Mountains Insurance Group Ltd.	190	153,520
XL Group PLC Class A	2,247	85,790
		1,134,712
Real Estate Investment Trusts - 3.5%
Alexandria Real Estate Equities, Inc.	1,460	134,451
Altisource Residential Corp. Class B	1,141	15,107
American Residential Properties, Inc.	874	15,286
Ashford Hospitality Trust, Inc.	1,658	11,656
Chesapeake Lodging Trust	547	14,857
Communications Sales & Leasing, Inc.	550	10,698
Corporate Office Properties Trust (SBI)	1,202	26,793
Corrections Corp. of America	1,368	35,267
Cousins Properties, Inc.	1,686	16,573
DuPont Fabros Technology, Inc.	3,325	109,858
Essex Property Trust, Inc.	65	15,001
Extra Space Storage, Inc.	650	54,438
Gramercy Property Trust, Inc.	579	13,832
Hersha Hospitality Trust	900	21,249
Kite Realty Group Trust	928	24,972
Liberty Property Trust (SBI)	4,170	141,363
Medical Properties Trust, Inc.	3,046	36,582
Mid-America Apartment Communities, Inc.	536	47,468
National Retail Properties, Inc.	530	20,384
Physicians Realty Trust	4,575	73,246
Prologis, Inc.	280	11,970
Ryman Hospitality Properties, Inc.	2,105	114,386
SL Green Realty Corp.	1,015	119,851
Stag Industrial, Inc.	786	16,034
Sunstone Hotel Investors, Inc.	5,911	86,773
Weyerhaeuser Co.	780	25,093
		1,213,188
Real Estate Management & Development - 1.7%
Alexander & Baldwin, Inc.	3,982	150,958
CBRE Group, Inc. (a)	3,305	123,838
Howard Hughes Corp. (a)	192	23,768
Jones Lang LaSalle, Inc.	241	40,035
Kennedy-Wilson Holdings, Inc.	4,675	122,018
Realogy Holdings Corp. (a)	2,750	113,603
		574,220
Thrifts & Mortgage Finance - 0.4%
BofI Holding, Inc. (a)	1,492	29,885
EverBank Financial Corp.	643	11,098
Farmer Mac Class C (non-vtg.)	644	19,301
Washington Federal, Inc.	2,300	59,432
		119,716

TOTAL FINANCIALS		6,527,519

HEALTH CARE - 13.1%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (a)	753	28,576
Alnylam Pharmaceuticals, Inc. (a)	284	29,553
Anacor Pharmaceuticals, Inc. (a)	433	50,544
Biotie Therapies Corp. sponsored ADR	236	3,351
bluebird bio, Inc. (a)	146	12,958
Cepheid, Inc. (a)	910	32,705
Enanta Pharmaceuticals, Inc. (a)	577	18,176
Exelixis, Inc. (a)	5,151	29,464
Halozyme Therapeutics, Inc. (a)	1,708	30,402
Incyte Corp. (a)	414	47,295
Insys Therapeutics, Inc. (a)	875	27,878
Ligand Pharmaceuticals, Inc. Class B (a)	1,320	141,346
Momenta Pharmaceuticals, Inc. (a)	2,837	50,669
Myriad Genetics, Inc. (a)	1,400	60,900
Neurocrine Biosciences, Inc. (a)	1,095	59,535
Repligen Corp. (a)	1,189	33,803
Seattle Genetics, Inc. (a)	984	41,308
United Therapeutics Corp. (a)	126	19,231
		717,694
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	283	23,084
Accuray, Inc. (a)	2,250	15,840
Alere, Inc. (a)	1,355	55,921
Align Technology, Inc. (a)	600	40,044
Analogic Corp.	760	63,498
Anika Therapeutics, Inc. (a)	1,897	79,598
Cryolife, Inc.	1,054	11,446
DexCom, Inc. (a)	1,475	125,405
Globus Medical, Inc. (a)	4,850	131,581
HeartWare International, Inc. (a)	1,196	57,241
Hill-Rom Holdings, Inc.	1,099	55,950
Hologic, Inc. (a)	1,770	71,420
NuVasive, Inc. (a)	914	47,656
NxStage Medical, Inc. (a)	1,573	30,689
Sirona Dental Systems, Inc. (a)	501	54,348
St. Jude Medical, Inc.	375	23,663
Steris PLC	1,259	96,162
The Cooper Companies, Inc.	180	26,325
West Pharmaceutical Services, Inc.	1,865	117,588
Zimmer Biomet Holdings, Inc.	280	28,283
		1,155,742
Health Care Providers & Services - 3.8%
Air Methods Corp. (a)	657	28,711
AmSurg Corp. (a)	1,343	112,893
BioScrip, Inc. (a)	3,087	6,544
Brookdale Senior Living, Inc. (a)	7,557	169,881
Capital Senior Living Corp. (a)	1,731	39,675
Centene Corp. (a)	880	50,820
Chemed Corp.	566	87,441
Community Health Systems, Inc. (a)	1,074	31,082
Envision Healthcare Holdings, Inc. (a)	1,237	34,018
ExamWorks Group, Inc. (a)	1,293	34,161
Five Star Quality Care, Inc. (a)	5,594	20,082
HealthEquity, Inc. (a)	1,349	44,517
HealthSouth Corp.	4,098	144,209
Henry Schein, Inc. (a)	225	35,208
LifePoint Hospitals, Inc. (a)	371	26,567
MEDNAX, Inc. (a)	726	51,815
Premier, Inc. (a)	2,876	98,819
Select Medical Holdings Corp.	3,118	37,634
Team Health Holdings, Inc. (a)	259	14,281
Universal Health Services, Inc. Class B	360	43,747
VCA, Inc. (a)	3,347	184,185
		1,296,290
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,860	28,328
Computer Programs & Systems, Inc.	195	9,500
HMS Holdings Corp. (a)	2,405	29,173
Omnicell, Inc. (a)	633	19,091
		86,092
Life Sciences Tools & Services - 1.9%
Affymetrix, Inc. (a)	4,897	46,375
Bio-Rad Laboratories, Inc. Class A (a)	100	13,972
Bio-Techne Corp.	485	44,237
Cambrex Corp. (a)	505	27,083
Charles River Laboratories International, Inc. (a)	1,015	77,719
Fluidigm Corp. (a)	480	5,458
ICON PLC (a)	570	42,368
PAREXEL International Corp. (a)	1,783	120,977
PerkinElmer, Inc.	1,700	90,372
Sequenom, Inc. (a)	13,149	23,405
VWR Corp. (a)	2,067	55,148
Waters Corp. (a)	726	96,427
		643,541
Pharmaceuticals - 1.7%
Akorn, Inc. (a)	806	26,840
Catalent, Inc. (a)	1,591	44,309
DepoMed, Inc. (a)	1,482	28,810
Flamel Technologies SA sponsored ADR (a)	6,025	86,579
GW Pharmaceuticals PLC ADR (a)	868	75,247
Horizon Pharma PLC (a)	5,733	123,431
Impax Laboratories, Inc. (a)	272	11,984
Jazz Pharmaceuticals PLC (a)	530	77,693
Nektar Therapeutics (a)	3,418	53,526
Ocular Therapeutix, Inc. (a)	2,363	22,401
Perrigo Co. PLC	155	23,155
Prestige Brands Holdings, Inc. (a)	289	14,707
Supernus Pharmaceuticals, Inc. (a)	689	11,134
		599,816

TOTAL HEALTH CARE		4,499,175

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.4%
AeroVironment, Inc. (a)	530	13,557
BE Aerospace, Inc.	747	34,526
HEICO Corp. Class A	1,787	77,556
Hexcel Corp.	2,719	128,038
KEYW Holding Corp. (a)	2,525	16,135
Spirit AeroSystems Holdings, Inc. Class A(a)	735	38,551
Teledyne Technologies, Inc. (a)	397	36,726
Textron, Inc.	1,110	47,364
TransDigm Group, Inc. (a)	355	83,294
Triumph Group, Inc.	407	16,300
		492,047
Air Freight & Logistics - 0.1%
Forward Air Corp.	1,003	48,234
Airlines - 0.4%
Air Canada (a)	4,374	34,161
Allegiant Travel Co.	88	15,411
American Airlines Group, Inc.	479	19,764
JetBlue Airways Corp. (a)	1,070	26,472
Southwest Airlines Co.	377	17,297
Spirit Airlines, Inc. (a)	760	27,945
		141,050
Building Products - 1.3%
A.O. Smith Corp.	1,513	120,677
Armstrong World Industries, Inc. (a)	1,045	51,916
Continental Building Products, Inc. (a)	931	16,981
Fortune Brands Home & Security, Inc.	2,250	123,683
Masonite International Corp. (a)	695	45,842
Owens Corning	1,105	51,758
Universal Forest Products, Inc.	265	20,474
		431,331
Commercial Services & Supplies - 2.3%
Casella Waste Systems, Inc. Class A (a)	12,814	86,879
Clean Harbors, Inc. (a)	455	19,697
Covanta Holding Corp.	1,350	21,803
Herman Miller, Inc.	1,243	39,416
Interface, Inc.	2,627	52,225
KAR Auction Services, Inc.	3,250	123,273
Knoll, Inc.	2,360	52,581
Pitney Bowes, Inc.	2,266	48,946
Ritchie Brothers Auctioneers, Inc.	3,380	90,550
Steelcase, Inc. Class A	6,781	135,620
The Brink's Co.	3,305	106,355
U.S. Ecology, Inc.	264	9,990
		787,335
Construction & Engineering - 0.7%
Fluor Corp.	958	46,559
KBR, Inc.	9,110	177,098
Quanta Services, Inc. (a)	1,203	26,526
		250,183
Electrical Equipment - 1.0%
Acuity Brands, Inc.	438	101,125
Encore Wire Corp.	1,775	77,514
Generac Holdings, Inc. (a)	733	23,529
Hubbell, Inc. Class B	802	79,631
Regal Beloit Corp.	762	49,119
Rockwell Automation, Inc.	150	15,966
		346,884
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	371	32,815
Machinery - 3.5%
Allison Transmission Holdings, Inc.	9,632	269,311
CLARCOR, Inc.	693	36,611
Flowserve Corp.	438	20,253
Greenbrier Companies, Inc.	339	11,485
Harsco Corp.	1,290	13,468
IDEX Corp.	397	31,284
ITT Corp.	5,027	199,622
Lincoln Electric Holdings, Inc.	570	32,177
Manitowoc Co., Inc.	1,200	20,280
Meritor, Inc. (a)	1,150	12,351
Middleby Corp. (a)	917	100,907
Nordson Corp.	246	17,842
Oshkosh Corp.	1,385	60,746
Rexnord Corp. (a)	557	11,380
Stanley Black & Decker, Inc.	540	58,946
Terex Corp.	565	11,571
Trinity Industries, Inc.	2,825	76,699
Twin Disc, Inc.	530	6,122
Valmont Industries, Inc.	105	12,311
WABCO Holdings, Inc. (a)	523	56,212
Wabtec Corp.	795	63,695
Woodward, Inc.	596	30,056
Xylem, Inc.	1,190	44,411
		1,197,740
Marine - 0.2%
Danaos Corp. (a)	850	5,066
Kirby Corp. (a)	1,179	76,163
		81,229
Professional Services - 1.0%
CEB, Inc.	684	52,853
Equifax, Inc.	245	27,318
Huron Consulting Group, Inc. (a)	742	43,043
Korn/Ferry International	2,040	75,072
On Assignment, Inc. (a)	804	37,531
Towers Watson & Co.	192	25,826
TransUnion Holding Co., Inc.	1,370	35,031
TrueBlue, Inc. (a)	1,044	30,579
		327,253
Road & Rail - 1.0%
Avis Budget Group, Inc. (a)	280	10,469
Covenant Transport Group, Inc. Class A (a)	1,230	25,842
Kansas City Southern	200	18,184
Knight Transportation, Inc.	4,176	110,748
Old Dominion Freight Lines, Inc. (a)	1,286	81,931
Ryder System, Inc.	733	48,349
Swift Transporation Co. (a)	2,131	34,032
		329,555
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	2,485	112,918
HD Supply Holdings, Inc. (a)	2,989	94,542
MSC Industrial Direct Co., Inc. Class A	275	16,968
United Rentals, Inc. (a)	36	2,832
Watsco, Inc.	465	59,106
		286,366

TOTAL INDUSTRIALS		4,752,022

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.0%
Applied Optoelectronics, Inc. (a)	1,049	19,669
Arris Group, Inc. (a)	3,038	92,872
Brocade Communications Systems, Inc.	3,280	30,783
Ciena Corp. (a)	9,631	241,160
Finisar Corp. (a)	740	8,932
Harris Corp.	1,025	85,208
Infinera Corp. (a)	3,401	76,591
Lumentum Holdings, Inc. (a)	1,442	28,840
NetScout Systems, Inc. (a)	470	15,557
Radware Ltd. (a)	1,418	23,312
ShoreTel, Inc. (a)	1,953	20,038
Sonus Networks, Inc. (a)	1,450	10,208
Viavi Solutions, Inc. (a)	7,260	46,174
		699,344
Electronic Equipment & Components - 3.6%
Belden, Inc.	528	33,143
CDW Corp.	3,562	153,772
Cognex Corp.	1,882	69,822
Dolby Laboratories, Inc. Class A	320	11,066
FEI Co.	752	60,168
FLIR Systems, Inc.	3,167	96,784
II-VI, Inc. (a)	980	18,248
Ingram Micro, Inc. Class A	1,423	44,013
IPG Photonics Corp. (a)	828	75,505
Itron, Inc. (a)	540	19,413
Keysight Technologies, Inc. (a)	1,377	42,425
Maxwell Technologies, Inc. (a)	1,490	10,519
Mercury Systems, Inc. (a)	1,400	27,412
Methode Electronics, Inc. Class A	1,938	69,923
Newport Corp. (a)	1,700	28,203
OSI Systems, Inc. (a)	416	38,950
Rogers Corp. (a)	365	20,232
ScanSource, Inc. (a)	1,414	54,326
SYNNEX Corp.	1,036	97,664
Tech Data Corp. (a)	1,255	84,901
Trimble Navigation Ltd. (a)	1,179	26,999
Universal Display Corp. (a)	1,802	94,713
Zebra Technologies Corp. Class A (a)	686	55,017
		1,233,218
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	541	31,167
Alphabet, Inc. Class C	65	48,269
Autobytel, Inc. (a)	605	14,865
Baidu.com, Inc. sponsored ADR (a)	142	30,952
Bankrate, Inc. (a)	1,190	17,350
Care.com, Inc. (a)	3,768	25,999
comScore, Inc. (a)	354	14,903
CoStar Group, Inc. (a)	409	85,579
Five9, Inc. (a)	3,052	20,296
GoDaddy, Inc. (a)	2,402	74,630
HomeAway, Inc. (a)	1,728	61,102
LogMeIn, Inc. (a)	2,270	162,123
Marketo, Inc. (a)	1,083	32,782
Match Group, Inc.	2,495	36,128
Monster Worldwide, Inc. (a)	522	3,362
Pandora Media, Inc. (a)	2,133	29,435
Rackspace Hosting, Inc. (a)	393	11,248
SciQuest, Inc. (a)	3,016	38,937
Stamps.com, Inc. (a)	867	87,879
TechTarget, Inc. (a)	1,853	16,028
Web.com Group, Inc. (a)	680	16,463
Wix.com Ltd. (a)	812	20,178
XO Group, Inc. (a)	2,008	33,815
		913,490
IT Services - 2.8%
Acxiom Corp. (a)	1,630	37,327
Amdocs Ltd.	1,020	57,701
Black Knight Financial Services, Inc. Class A	1,271	44,104
Booz Allen Hamilton Holding Corp. Class A	1,884	57,368
Cognizant Technology Solutions Corp. Class A (a)	116	7,491
Convergys Corp.	560	14,426
CoreLogic, Inc. (a)	4,800	176,928
DST Systems, Inc.	200	24,456
EPAM Systems, Inc. (a)	1,062	83,611
Euronet Worldwide, Inc. (a)	2,517	195,621
Fidelity National Information Services, Inc.	450	28,652
Genpact Ltd. (a)	1,300	32,760
Heartland Payment Systems, Inc.	500	39,670
Lionbridge Technologies, Inc. (a)	5,161	27,353
MoneyGram International, Inc. (a)	1,340	11,765
Neustar, Inc. Class A (a)	970	24,444
Total System Services, Inc.	905	50,644
VeriFone Systems, Inc. (a)	430	12,332
Virtusa Corp. (a)	418	20,587
		947,240
Semiconductors & Semiconductor Equipment - 3.4%
Atmel Corp.	5,940	51,381
Cavium, Inc. (a)	1,399	93,887
Ceva, Inc. (a)	450	11,426
Cirrus Logic, Inc. (a)	1,990	65,789
Cypress Semiconductor Corp.	1,375	14,878
FormFactor, Inc. (a)	1,600	13,936
Integrated Device Technology, Inc. (a)	2,695	75,568
Lam Research Corp.	330	25,806
M/A-COM Technology Solutions Holdings, Inc. (a)	2,146	79,295
Mellanox Technologies Ltd. (a)	2,495	112,125
Micron Technology, Inc. (a)	1,257	20,024
Microsemi Corp. (a)	1,037	37,342
MKS Instruments, Inc.	1,143	42,142
Monolithic Power Systems, Inc.	2,271	155,177
Power Integrations, Inc.	892	46,116
Rambus, Inc. (a)	2,600	31,018
Rudolph Technologies, Inc. (a)	500	7,115
Silicon Laboratories, Inc. (a)	888	48,050
Skyworks Solutions, Inc.	925	76,794
Tower Semiconductor Ltd. (a)	1,935	30,612
Ultratech, Inc. (a)	1,490	24,749
United Microelectronics Corp. sponsored ADR	21,787	40,306
Veeco Instruments, Inc. (a)	3,492	71,411
		1,174,947
Software - 5.5%
ANSYS, Inc. (a)	80	7,457
Aspen Technology, Inc. (a)	2,049	90,054
Autodesk, Inc. (a)	535	33,956
Barracuda Networks, Inc. (a)	1,609	30,619
Bottomline Technologies, Inc. (a)	692	21,390
CA Technologies, Inc.	455	12,790
Cadence Design Systems, Inc. (a)	1,260	28,098
Callidus Software, Inc. (a)	4,838	100,389
Check Point Software Technologies Ltd. (a)	188	16,411
CommVault Systems, Inc. (a)	1,271	52,086
Covisint Corp. (a)	13,362	34,608
Datawatch Corp. (a)	648	3,771
Electronic Arts, Inc. (a)	831	56,333
Fair Isaac Corp.	519	49,435
Fleetmatics Group PLC (a)	860	51,342
Fortinet, Inc. (a)	1,358	48,915
GameLoft SE (a)	2,920	17,832
Gigamon, Inc. (a)	250	6,773
Glu Mobile, Inc. (a)	800	2,704
Guidewire Software, Inc. (a)	976	57,906
Infoblox, Inc. (a)	1,991	29,945
Interactive Intelligence Group, Inc. (a)	787	27,120
Manhattan Associates, Inc. (a)	1,887	144,544
Mentor Graphics Corp.	2,885	54,036
MicroStrategy, Inc. Class A (a)	313	54,265
Model N, Inc. (a)	1,717	19,986
Nuance Communications, Inc. (a)	2,245	46,988
Paycom Software, Inc. (a)	1,350	58,860
Progress Software Corp. (a)	325	7,797
Proofpoint, Inc. (a)	812	59,528
Qlik Technologies, Inc. (a)	1,575	50,101
Qualys, Inc. (a)	1,732	66,613
RingCentral, Inc. (a)	1,720	39,405
Rovi Corp. (a)	1,630	19,250
SeaChange International, Inc. (a)	1,680	11,710
Silver Spring Networks, Inc. (a)	1,300	17,329
SolarWinds, Inc. (a)	995	58,138
Solera Holdings, Inc.	296	15,907
Synchronoss Technologies, Inc. (a)	1,154	45,433
Synopsys, Inc. (a)	532	26,643
Take-Two Interactive Software, Inc. (a)	230	8,135
Tangoe, Inc. (a)	2,572	22,119
Ultimate Software Group, Inc. (a)	743	146,743
Verint Systems, Inc. (a)	2,076	97,261
Xura, Inc. (a)	1,275	32,984
		1,883,709
Technology Hardware, Storage & Peripherals - 0.5%
Cray, Inc. (a)	1,643	56,963
Electronics for Imaging, Inc. (a)	1,168	57,325
NCR Corp. (a)	1,274	34,538
Quantum Corp. (a)	4,550	4,008
Super Micro Computer, Inc. (a)	705	17,315
Western Digital Corp.	217	13,543
		183,692

TOTAL INFORMATION TECHNOLOGY		7,035,640

MATERIALS - 4.9%
Chemicals - 2.0%
Albemarle Corp. U.S.	2,735	146,487
Ashland, Inc.	271	30,528
Celanese Corp. Class A	1,430	101,173
Chemtura Corp. (a)	1,229	37,755
FMC Corp.	488	20,969
H.B. Fuller Co.	3,057	121,699
Methanex Corp.	467	18,345
PolyOne Corp.	1,795	64,584
The Scotts Miracle-Gro Co. Class A	465	32,452
Tronox Ltd. Class A	903	5,255
Valspar Corp.	1,247	105,359
		684,606
Construction Materials - 0.7%
Eagle Materials, Inc.	1,863	128,696
Headwaters, Inc. (a)	2,770	53,101
Martin Marietta Materials, Inc.	359	56,507
		238,304
Containers & Packaging - 1.7%
Avery Dennison Corp.	510	33,640
Berry Plastics Group, Inc. (a)	5,513	200,453
Crown Holdings, Inc. (a)	1,615	83,835
Graphic Packaging Holding Co.	5,680	77,646
WestRock Co.	3,776	191,179
		586,753
Metals & Mining - 0.5%
Carpenter Technology Corp.	640	23,002
Cliffs Natural Resources, Inc.	1,950	4,368
New Gold, Inc. (a)	13,662	30,077
Newmont Mining Corp.	2,122	39,066
Nucor Corp.	1,220	50,569
Yamana Gold, Inc.	20,465	43,215
		190,297
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	382	4,068

TOTAL MATERIALS		1,704,028

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
8x8, Inc. (a)	7,747	91,415
Cogent Communications Group, Inc.	694	23,291
inContact, Inc. (a)	15,610	154,071
Level 3 Communications, Inc. (a)	2,680	136,224
Vonage Holdings Corp. (a)	4,459	28,761
Zayo Group Holdings, Inc. (a)	1,624	39,463
		473,225
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	771	81,078
Telephone & Data Systems, Inc.	300	8,487
U.S. Cellular Corp. (a)	210	8,755
		98,320

TOTAL TELECOMMUNICATION SERVICES		571,545

UTILITIES - 1.6%
Electric Utilities - 0.5%
Allete, Inc.	320	16,304
Great Plains Energy, Inc.	1,253	33,818
ITC Holdings Corp.	1,117	41,195
UIL Holdings Corp.	847	43,070
Westar Energy, Inc.	893	38,113
		172,500
Gas Utilities - 0.0%
Atmos Energy Corp.	345	21,497
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp.	3,650	7,298
Dynegy, Inc. (a)	5,290	85,275
NRG Energy, Inc.	4,238	52,382
Ormat Technologies, Inc.	440	16,170
		161,125
Multi-Utilities - 0.6%
Ameren Corp.	2,190	95,834
DTE Energy Co.	1,230	99,003
		194,837

TOTAL UTILITIES		549,959

TOTAL COMMON STOCKS
(Cost $27,206,330)		31,774,293

Equity Funds - 1.0%
Sector Funds - 1.0%
PowerShares S&P SmallCap Financials Portfolio ETF
(Cost $274,502)	7,690	335,361
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.1% 1/28/16 (b)
(Cost $69,989)	$70,000	69,993
	Shares	Value

Money Market Funds - 6.6%
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(c)
(Cost $2,281,459)	2,281,459	2,281,459
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $29,832,280)		34,461,106
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(95,502)
NET ASSETS - 100%		$34,365,604

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2015	584,040	$24,985
6 ICE Russell 2000 Index Contracts (United States)	Dec. 2015	717,540	36,672
TOTAL FUTURES CONTRACTS			$61,657

The face value of futures purchased as a percentage of Net Assets is 3.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,993.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,638,696	$4,638,696	$--	$--
Consumer Staples	542,689	542,689	--	--
Energy	953,020	953,020	--	--
Financials	6,527,519	6,527,519	--	--
Health Care	4,499,175	4,499,175	--	--
Industrials	4,752,022	4,752,022	--	--
Information Technology	7,035,640	7,035,640	--	--
Materials	1,704,028	1,704,028	--	--
Telecommunication Services	571,545	571,545	--	--
Utilities	549,959	549,959	--	--
Equity Funds	335,361	335,361	--	--
U.S. Treasury Obligations	69,993	--	69,993	--
Money Market Funds	2,281,459	2,281,459	--	--
Total Investments in Securities:	$34,461,106	$34,391,113	$69,993	$--
Derivative Instruments:
Assets
Futures Contracts	$61,657	$61,657	$--	$--
Total Assets	$61,657	$61,657	$--	$--
Total Derivative Instruments:	$61,657	$61,657	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $29,919,349. Net unrealized appreciation aggregated $4,541,757, of which $6,326,089 related to appreciated investment securities and $1,784,332 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund of Funds

November 30, 2015

RMF-QTLY-0116
1.938038.103

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Diversified Emerging Markets Funds - 94.8%
Aberdeen Emerging Markets Fund Institutional Class	98,495	$1,164,210
Acadian Emerging Markets Portfolio Institutional Class	89,677	1,390,893
Brandes Emerging Markets Value Fund Class A	87,171	577,072
Causeway Emerging Markets Fund - Investor Class	92,795	941,871
Fidelity Emerging Markets Fund (a)	52,107	1,155,221
GMO Emerging Markets Fund Class IV	41,973	354,252
iShares Core MSCI Emerging Markets ETF	14,730	609,380
iShares MSCI Emerging Markets Index ETF	8,657	294,251
Lazard Emerging Markets Equity Portfolio Institutional Class	73,557	1,052,594
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	13,282	224,593
Oppenheimer Developing Markets Fund Class Y	22,861	705,715
Parametric Emerging Markets Fund Institutional Class	49,412	584,543
T. Rowe Price Emerging Markets Stock Fund Class I	47,817	1,415,868
Templeton Frontier Markets Fund Advisor Class	64	742
Wasatch Frontier Emerging Small Countries Fund	691	1,871

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,473,076

Other - 5.2%
iShares China Large-Cap ETF	12,265	459,324
Matthews Pacific Tiger Fund Institutional Class	102	2,655
SPDR S&P China ETF	1,452	111,819

TOTAL OTHER		573,798

TOTAL EQUITY FUNDS
(Cost $13,032,548)		11,046,874

Money Market Funds - 0.1%
SSgA U.S. Treasury Money Market Fund Class N, 0% (b)(c)
(Cost $10,698)	10,698	10,698
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $13,043,246)		11,057,572
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,821)
NET ASSETS - 100%		$11,042,751

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$1,317,796	$--	$--	$--	$1,155,221
Total	$1,317,796	$--	$--	$--	$1,155,221

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $13,071,702. Net unrealized depreciation aggregated $2,014,130, of which $11,701 related to appreciated investment securities and $2,025,831 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2015

SSC-QTLY-0116
1.912893.105

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31	$285,000	$357,598
General Motors Co.:
3.5% 10/2/18	3,180,000	3,224,838
6.25% 10/2/43	1,240,000	1,327,511
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,015,000	1,018,672
3% 9/25/17	2,334,000	2,351,622
3.25% 5/15/18	1,670,000	1,685,817
3.5% 7/10/19	3,787,000	3,820,848
4.25% 5/15/23	1,875,000	1,883,316
4.375% 9/25/21	7,321,000	7,479,983
4.75% 8/15/17	1,755,000	1,820,683
		24,970,888
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	2,536,000	2,613,049
6.875% 8/15/18	650,000	724,597
		3,337,646
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,388,113
2.625% 1/15/22	530,000	520,396
		1,908,509
Household Durables - 0.1%
D.R. Horton, Inc.:
4% 2/15/20	19,700,000	20,025,050
4.375% 9/15/22	1,050,000	1,055,250
Toll Brothers Finance Corp.:
4.375% 4/15/23	5,000,000	4,905,000
5.875% 2/15/22	12,000,000	12,840,000
		38,825,300
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17	350,000	349,730
Media - 0.5%
21st Century Fox America, Inc.:
4.95% 10/15/45 (a)	1,425,000	1,445,073
6.15% 3/1/37	2,054,000	2,330,210
6.15% 2/15/41	1,725,000	1,999,944
7.75% 12/1/45	1,484,000	2,002,045
CBS Corp. 4.3% 2/15/21	270,000	281,361
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22	14,200,000	14,271,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	6,002,000	6,070,705
4.908% 7/23/25 (a)	7,565,000	7,682,946
6.384% 10/23/35 (a)	1,710,000	1,780,295
6.484% 10/23/45 (a)	570,000	593,727
Comcast Corp.:
4.6% 8/15/45	1,440,000	1,491,805
5.7% 7/1/19	1,100,000	1,243,892
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.8% 3/15/22	3,100,000	3,170,293
5.875% 10/1/19	1,592,000	1,792,805
Discovery Communications LLC:
3.25% 4/1/23	393,000	366,071
5.625% 8/15/19	225,000	245,716
NBCUniversal, Inc.:
4.375% 4/1/21	225,000	246,079
5.15% 4/30/20	2,610,000	2,941,253
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	2,000,000	2,032,500
5% 4/15/22 (a)	10,000,000	9,937,500
Scripps Networks Interactive, Inc. 3.95% 6/15/25	710,000	681,366
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,867,924
5.5% 9/1/41	2,591,000	2,384,269
5.875% 11/15/40	5,543,000	5,362,875
6.55% 5/1/37	6,351,000	6,434,725
6.75% 7/1/18	1,413,000	1,557,830
7.3% 7/1/38	6,393,000	6,927,097
8.25% 4/1/19	6,565,000	7,600,885
8.75% 2/14/19	1,400,000	1,635,987
Time Warner, Inc.:
4% 1/15/22	1,125,000	1,176,281
4.7% 1/15/21	1,825,000	1,977,703
4.9% 6/15/42	7,000,000	6,847,610
6.2% 3/15/40	2,433,000	2,736,047
Viacom, Inc.:
4.25% 9/1/23	6,988,000	6,927,610
5.625% 9/15/19	775,000	850,912
5.85% 9/1/43	270,000	247,058
Walt Disney Co.:
1.1% 12/1/17	300,000	300,066
2.55% 2/15/22	335,000	338,974
2.75% 8/16/21	200,000	204,481
		132,984,920
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.25% 3/1/20 (a)	27,400,000	28,359,000
Specialty Retail - 0.0%
Home Depot, Inc.:
4.875% 2/15/44	525,000	582,638
5.875% 12/16/36	200,000	246,529
Lowe's Companies, Inc. 4.25% 9/15/44	310,000	311,036
		1,140,203

TOTAL CONSUMER DISCRETIONARY		231,876,196

CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. 2.625% 1/17/23	610,000	590,187
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	210,000	203,223
5.375% 1/15/20	4,375,000	4,857,576
Constellation Brands, Inc.:
3.75% 5/1/21	15,610,000	15,805,125
3.875% 11/15/19	5,215,000	5,397,525
4.25% 5/1/23	7,537,000	7,593,528
4.75% 11/15/24	5,595,000	5,720,888
6% 5/1/22	2,360,000	2,619,600
PepsiCo, Inc.:
2.75% 3/5/22	575,000	581,385
2.75% 3/1/23	920,000	919,626
4.5% 1/15/20	1,925,000	2,108,431
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	1,593,000	1,639,665
		48,036,759
Food & Staples Retailing - 0.0%
CVS Health Corp.:
4.875% 7/20/35	225,000	235,419
5.125% 7/20/45	125,000	133,424
5.3% 12/5/43	40,000	43,634
5.75% 6/1/17	1,005,000	1,069,451
Kroger Co. 2.3% 1/15/19	170,000	171,253
Wal-Mart Stores, Inc.:
5.25% 9/1/35	850,000	976,624
5.625% 4/1/40	525,000	628,355
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,623,522
		5,881,682
Food Products - 0.0%
CF Industries Holdings, Inc.:
4.95% 6/1/43	125,000	110,008
5.375% 3/15/44	330,000	308,484
6.875% 5/1/18	120,000	131,712
ConAgra Foods, Inc. 1.9% 1/25/18	919,000	914,622
General Mills, Inc. 5.65% 2/15/19	440,000	487,666
H.J. Heinz Co.:
5% 7/15/35 (a)	190,000	196,459
5.2% 7/15/45 (a)	135,000	141,542
Kraft Foods Group, Inc. 5.375% 2/10/20	1,450,000	1,602,721
The J.M. Smucker Co. 3.5% 3/15/25	310,000	310,950
Tyson Foods, Inc. 3.95% 8/15/24	450,000	460,921
Unilever Capital Corp. 4.25% 2/10/21	375,000	412,655
		5,077,740
Household Products - 0.0%
Procter & Gamble Co. 3.1% 8/15/23	1,005,000	1,047,861
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	1,245,000	1,222,925
4% 1/31/24	1,305,000	1,363,301
9.25% 8/6/19	449,000	551,703
Philip Morris International, Inc.:
3.875% 8/21/42	775,000	714,685
5.65% 5/16/18	2,400,000	2,637,533
Reynolds American, Inc.:
2.3% 6/12/18	2,234,000	2,262,468
3.25% 11/1/22	12,294,000	12,220,420
4% 6/12/22	1,548,000	1,610,276
4.75% 11/1/42	9,939,000	9,595,011
5.7% 8/15/35	1,287,000	1,416,297
6.15% 9/15/43	1,299,000	1,487,016
6.75% 6/15/17	1,810,000	1,943,897
7.25% 6/15/37	2,443,000	2,993,691
		40,019,223

TOTAL CONSUMER STAPLES		100,063,265

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,017,000	1,734,969
5.35% 3/15/20 (a)	2,258,000	2,103,083
5.85% 5/21/43 (a)(b)	7,892,000	6,234,680
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,151,253
Halliburton Co.:
3.8% 11/15/25	2,686,000	2,705,463
4.75% 8/1/43	310,000	303,609
4.85% 11/15/35	2,345,000	2,368,612
5% 11/15/45	3,983,000	4,054,415
6.7% 9/15/38	170,000	206,680
Nabors Industries, Inc. 4.625% 9/15/21	740,000	668,010
		21,530,774
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp. 6.95% 7/1/24	300,000	350,005
Apache Corp. 3.25% 4/15/22	270,000	266,167
BP Capital Markets PLC 3.245% 5/6/22	2,610,000	2,639,764
Buckeye Partners LP 2.65% 11/15/18	125,000	121,454
Cenovus Energy, Inc. 6.75% 11/15/39	190,000	198,446
Chesapeake Energy Corp.:
5.75% 3/15/23	7,360,000	3,128,000
6.125% 2/15/21	35,845,000	15,234,125
6.625% 8/15/20	28,840,000	13,626,900
7.25% 12/15/18	10,500,000	6,240,990
Chevron Corp.:
1.961% 3/3/20	650,000	646,625
2.355% 12/5/22	1,715,000	1,667,704
4.95% 3/3/19	975,000	1,074,217
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	970,000	965,855
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	949,000	943,979
3.3% 6/1/20 (a)	4,641,000	4,588,687
4.5% 6/1/25 (a)	1,418,000	1,358,114
5.8% 6/1/45 (a)	1,779,000	1,673,882
ConocoPhillips Co. 2.4% 12/15/22	1,425,000	1,343,568
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,097,865
2.7% 4/1/19	1,070,000	948,006
3.875% 3/15/23	17,626,000	14,458,343
5.6% 4/1/44	3,773,000	2,850,502
Devon Energy Corp.:
2.25% 12/15/18	730,000	725,523
5% 6/15/45	640,000	568,886
Ecopetrol SA:
4.125% 1/16/25	270,000	229,500
5.875% 5/28/45	150,000	117,750
El Paso Corp. 6.5% 9/15/20	12,030,000	12,446,743
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	1,786,000	1,768,424
Enable Midstream Partners LP:
2.4% 5/15/19 (a)	1,148,000	1,054,577
3.9% 5/15/24 (a)	1,210,000	946,565
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,002,233
Encana Corp. 6.625% 8/15/37	125,000	112,548
EnLink Midstream Partners LP 4.15% 6/1/25	355,000	313,764
Enterprise Products Operating LP:
3.75% 2/15/25	1,540,000	1,462,098
4.85% 3/15/44	550,000	485,267
6.5% 1/31/19	2,075,000	2,302,140
EOG Resources, Inc.:
3.9% 4/1/35	205,000	197,471
4.1% 2/1/21	285,000	303,589
Exxon Mobil Corp. 2.397% 3/6/22	1,125,000	1,115,980
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	798,058
6.85% 2/15/20	595,000	626,992
Kinder Morgan, Inc.:
3.05% 12/1/19	36,454,000	33,407,904
4.3% 6/1/25	28,137,000	23,782,996
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,108,052
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,497,000	1,627,462
MPLX LP 4% 2/15/25	703,000	636,585
Nakilat, Inc. 6.067% 12/31/33 (a)	666,000	746,919
Noble Energy, Inc.:
5.25% 11/15/43	70,000	63,653
6% 3/1/41	230,000	227,361
Occidental Petroleum Corp.:
2.7% 2/15/23	405,000	394,371
3.125% 2/15/22	472,000	474,813
4.1% 2/1/21	1,075,000	1,151,902
ONEOK Partners LP 3.375% 10/1/22	950,000	811,361
Petrobras Global Finance BV:
5.625% 5/20/43	8,280,000	5,258,462
7.25% 3/17/44	45,996,000	32,706,376
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000,000	1,370,000
Petroleos Mexicanos:
4.25% 1/15/25 (a)	840,000	789,180
4.875% 1/18/24	2,616,000	2,569,435
6.375% 1/23/45	11,698,000	10,849,895
6.5% 6/2/41	49,530,000	46,721,649
Phillips 66 Co. 4.3% 4/1/22	1,979,000	2,080,719
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	5,776,000	5,305,389
Schlumberger Investment SA 3.65% 12/1/23	210,000	217,273
Shell International Finance BV:
2% 11/15/18	2,220,000	2,236,970
3.25% 5/11/25	915,000	910,140
4.3% 9/22/19	425,000	458,416
4.375% 3/25/20	825,000	895,055
Southwestern Energy Co.:
3.3% 1/23/18	1,818,000	1,736,433
4.05% 1/23/20	3,298,000	2,922,364
4.95% 1/23/25	22,619,000	18,636,586
Spectra Energy Partners, LP:
2.95% 9/25/18	585,000	585,460
4.6% 6/15/21	390,000	404,847
4.75% 3/15/24	6,000,000	6,119,880
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	350,000	272,806
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25% 11/15/23	10,300,000	8,677,750
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,021,223
4.55% 6/24/24	12,246,000	10,048,296
Total Capital International SA 2.7% 1/25/23	500,000	491,111
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	490,045
Valero Energy Corp. 4.9% 3/15/45	130,000	117,246
Western Gas Partners LP:
4% 7/1/22	270,000	258,530
5.375% 6/1/21	2,668,000	2,782,881
Williams Partners LP:
3.6% 3/15/22	160,000	140,219
4.125% 11/15/20	394,000	379,870
4.3% 3/4/24	2,607,000	2,262,602
5.1% 9/15/45	270,000	194,783
5.25% 3/15/20	150,000	153,273
5.4% 3/4/44	160,000	118,685
6.3% 4/15/40	55,000	46,906
XTO Energy, Inc. 5.5% 6/15/18	225,000	247,347
		340,912,787

TOTAL ENERGY		362,443,561

FINANCIALS - 3.5%
Banks - 1.7%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	295,226
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	3,390,000	3,373,050
4% 4/14/19 (a)	4,035,000	3,823,163
5.75% 9/26/23 (a)	3,103,000	2,870,275
Bank of America Corp.:
3.3% 1/11/23	14,012,000	14,003,775
3.875% 3/22/17	890,000	917,086
3.95% 4/21/25	19,718,000	19,504,316
4% 1/22/25	39,278,000	38,990,603
4.1% 7/24/23	15,799,000	16,515,801
4.25% 10/22/26	3,838,000	3,851,176
5.49% 3/15/19	800,000	870,853
5.65% 5/1/18	1,325,000	1,436,842
5.75% 12/1/17	3,470,000	3,734,553
5.875% 1/5/21	1,630,000	1,858,627
6% 9/1/17	1,005,000	1,077,529
Barclays PLC 2.75% 11/8/19	3,769,000	3,773,202
BNP Paribas SA 2.375% 5/21/20	495,000	492,010
Capital One NA 2.95% 7/23/21	5,911,000	5,888,686
CIT Group, Inc.:
3.875% 2/19/19	800,000	801,000
5% 8/15/22	3,000,000	3,063,750
5% 8/1/23	7,000,000	7,113,750
Citigroup, Inc.:
1.85% 11/24/17	7,690,000	7,693,753
3.3% 4/27/25	615,000	608,086
4.05% 7/30/22	1,159,000	1,195,823
4.4% 6/10/25	5,137,000	5,224,118
4.5% 1/14/22	2,773,000	2,995,336
5.5% 2/15/17	1,225,000	1,280,407
5.5% 9/13/25	7,460,000	8,195,646
6.125% 5/15/18	1,195,000	1,315,497
Citizens Bank NA 2.3% 12/3/18	3,955,000	3,806,688
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	2,461,000	2,488,145
4.4% 12/3/25	9,918,000	9,907,586
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	596,388
Credit Suisse AG 6% 2/15/18	2,745,000	2,965,651
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25 (a)	16,272,000	15,905,115
3.8% 9/15/22 (a)	10,230,000	10,310,612
Credit Suisse New York Branch:
1.7% 4/27/18	52,318,000	52,167,481
4.375% 8/5/20	400,000	433,307
Discover Bank:
2% 2/21/18	4,000,000	3,980,492
4.2% 8/8/23	2,424,000	2,520,771
7% 4/15/20	3,143,000	3,596,906
Export-Import Bank of Korea 5.125% 6/29/20	800,000	889,552
Fifth Third Bancorp:
4.5% 6/1/18	520,000	550,048
8.25% 3/1/38	603,000	870,862
HBOS PLC 6.75% 5/21/18 (a)	773,000	848,766
HSBC Holdings PLC:
4% 3/30/22	3,075,000	3,243,661
4.25% 3/14/24	1,872,000	1,896,040
Huntington Bancshares, Inc. 7% 12/15/20	404,000	473,548
ING Bank NV 5.8% 9/25/23 (a)	1,690,000	1,852,837
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	25,900,000	25,935,664
JPMorgan Chase & Co.:
2.2% 10/22/19	1,621,000	1,623,196
2.35% 1/28/19	1,528,000	1,544,753
3.2% 1/25/23	2,750,000	2,761,476
3.25% 9/23/22	1,460,000	1,476,974
3.375% 5/1/23	425,000	421,547
3.625% 5/13/24	2,055,000	2,102,522
3.875% 9/10/24	11,432,000	11,492,601
4.125% 12/15/26	11,579,000	11,716,848
4.25% 10/15/20	1,747,000	1,867,816
4.35% 8/15/21	4,947,000	5,327,320
4.625% 5/10/21	1,718,000	1,876,197
4.85% 2/1/44	140,000	150,640
4.95% 3/25/20	4,618,000	5,062,464
6.3% 4/23/19	900,000	1,020,422
Lloyds Bank PLC 2.3% 11/27/18	275,000	277,353
Peoples United Bank 4% 7/15/24	300,000	295,920
PNC Bank NA 3.25% 6/1/25	1,060,000	1,061,388
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	271,795
3.9% 4/29/24	375,000	382,870
Rabobank Nederland 4.375% 8/4/25	7,713,000	7,879,732
Regions Bank 6.45% 6/26/37	2,533,000	3,020,471
Regions Financial Corp. 2% 5/15/18	3,125,000	3,111,784
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	21,274,000	21,884,755
6% 12/19/23	24,750,000	26,963,516
6.1% 6/10/23	26,988,000	29,373,469
6.125% 12/15/22	5,889,000	6,479,425
6.4% 10/21/19	600,000	671,825
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	549,450
Societe Generale 4.25% 4/14/25 (a)	24,400,000	23,563,348
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	261,710
Svenska Handelsbanken AB 2.5% 1/25/19	585,000	593,989
Wells Fargo & Co.:
3% 2/19/25	1,550,000	1,502,400
3.45% 2/13/23	2,700,000	2,714,882
4.125% 8/15/23	280,000	292,024
4.48% 1/16/24	1,094,000	1,160,150
4.65% 11/4/44	1,160,000	1,139,618
5.625% 12/11/17	1,975,000	2,134,691
		492,035,400
Capital Markets - 0.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,351,000	1,384,291
Deutsche Bank AG 4.5% 4/1/25	9,996,000	9,430,696
Deutsche Bank AG London Branch 1.875% 2/13/18	595,000	592,566
Goldman Sachs Group, Inc.:
1.748% 9/15/17	10,433,000	10,428,889
2.375% 1/22/18	15,000,000	15,191,610
2.625% 1/31/19	8,273,000	8,422,874
2.9% 7/19/18	4,471,000	4,585,632
3.625% 1/22/23	2,800,000	2,875,967
3.75% 5/22/25	1,210,000	1,226,904
3.85% 7/8/24	1,900,000	1,946,199
5.25% 7/27/21	2,497,000	2,792,228
5.75% 1/24/22	3,211,000	3,683,650
5.95% 1/18/18	1,219,000	1,323,494
6.15% 4/1/18	1,600,000	1,754,707
6.75% 10/1/37	36,768,000	44,133,439
Lazard Group LLC:
4.25% 11/14/20	2,944,000	3,073,872
6.85% 6/15/17	230,000	245,300
Morgan Stanley:
1.875% 1/5/18	19,544,000	19,621,179
2.375% 7/23/19	7,611,000	7,661,697
3.7% 10/23/24	6,543,000	6,656,436
3.75% 2/25/23	6,400,000	6,628,115
3.875% 4/29/24	3,150,000	3,255,657
4.1% 5/22/23	2,380,000	2,437,998
4.35% 9/8/26	35,903,000	36,649,711
4.875% 11/1/22	17,828,000	19,282,052
5% 11/24/25	30,109,000	32,458,887
5.625% 9/23/19	500,000	556,594
5.75% 1/25/21	4,996,000	5,694,386
6.625% 4/1/18	2,019,000	2,235,075
Nomura Holdings, Inc. 2.75% 3/19/19	840,000	849,447
UBS AG Stamford Branch:
1.375% 6/1/17	1,150,000	1,146,380
1.8% 3/26/18	625,000	625,684
2.375% 8/14/19	495,000	497,368
		259,348,984
Consumer Finance - 0.1%
American Express Co. 2.65% 12/2/22	1,000,000	975,213
American Express Credit Corp. 1.875% 11/5/18	12,054,000	12,091,319
Capital One Financial Corp. 6.15% 9/1/16	600,000	621,990
Discover Financial Services:
3.85% 11/21/22	1,943,000	1,936,411
3.95% 11/6/24	2,567,000	2,543,009
5.2% 4/27/22	1,093,000	1,176,710
Ford Motor Credit Co. LLC:
2.551% 10/5/18	200,000	200,444
2.597% 11/4/19	1,035,000	1,020,302
3.2% 1/15/21	625,000	623,456
5.75% 2/1/21	2,330,000	2,598,444
General Electric Capital Corp.:
3.1% 1/9/23	92,000	94,143
3.15% 9/7/22	646,000	661,251
5.55% 5/4/20	1,096,000	1,249,848
5.875% 1/14/38	258,000	316,886
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,218,141
Hyundai Capital America 2.125% 10/2/17 (a)	881,000	879,173
Synchrony Financial:
1.875% 8/15/17	909,000	906,874
3% 8/15/19	1,335,000	1,341,460
3.75% 8/15/21	2,016,000	2,031,130
4.25% 8/15/24	2,379,000	2,378,253
		34,864,457
Diversified Financial Services - 0.1%
Berkshire Hathaway Finance Corp. 3% 5/15/22	2,275,000	2,339,908
Berkshire Hathaway, Inc. 4.5% 2/11/43	500,000	503,386
GE Capital International Funding Co.:
2.342% 11/15/20 (a)	3,179,000	3,172,337
3.373% 11/15/25 (a)	1,925,000	1,946,346
4.418% 11/15/35 (a)	827,000	849,299
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,773,803
3.75% 12/1/25	3,162,000	3,190,376
MSCI, Inc. 5.25% 11/15/24 (a)	7,000,000	7,210,000
		20,985,455
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23	755,000	737,070
3.15% 3/15/25	190,000	188,428
4.35% 11/3/45	240,000	240,578
AIA Group Ltd. 2.25% 3/11/19 (a)	776,000	774,181
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16	210,000	218,374
Allstate Corp. 4.5% 6/15/43	220,000	226,342
American International Group, Inc.:
4.5% 7/16/44	855,000	810,043
4.875% 6/1/22	2,155,000	2,350,963
Aon Corp. 5% 9/30/20	540,000	593,713
Five Corners Funding Trust 4.419% 11/15/23 (a)	3,420,000	3,596,677
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	2,630,000	2,646,438
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	3,729,000	4,125,713
5.5% 3/30/20	990,000	1,101,933
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,847,000	1,986,253
Lincoln National Corp.:
6.3% 10/9/37	200,000	236,273
7% 6/15/40	275,000	346,768
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	390,000	388,794
4.8% 7/15/21	1,026,000	1,119,865
MetLife, Inc.:
4.05% 3/1/45	330,000	310,555
4.368% 9/15/23	2,895,000	3,124,437
7.717% 2/15/19	650,000	763,540
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	1,338,000	1,955,686
Pacific LifeCorp 6% 2/10/20 (a)	174,000	194,732
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,214,689
5.375% 5/15/45 (b)	5,278,000	5,357,170
7.375% 6/15/19	438,000	511,502
Symetra Financial Corp. 6.125% 4/1/16 (a)	1,239,000	1,255,912
The Chubb Corp. 6% 5/11/37	200,000	246,126
The Travelers Companies, Inc.:
4.6% 8/1/43	680,000	713,786
5.8% 5/15/18	1,025,000	1,126,581
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,102,000	1,111,000
Unum Group 5.625% 9/15/20	3,216,000	3,558,102
		43,132,224
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	792,022
4.6% 4/1/22	631,000	657,766
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	797,972
AvalonBay Communities, Inc. 3.625% 10/1/20	6,495,000	6,771,564
Camden Property Trust:
2.95% 12/15/22	954,000	923,256
4.25% 1/15/24	2,838,000	2,950,456
Corporate Office Properties LP 5% 7/1/25	2,395,000	2,325,454
DDR Corp.:
3.625% 2/1/25	2,199,000	2,091,530
4.25% 2/1/26	4,062,000	4,050,440
4.625% 7/15/22	5,099,000	5,278,801
4.75% 4/15/18	1,652,000	1,734,684
7.5% 4/1/17	663,000	710,437
Duke Realty LP:
3.625% 4/15/23	1,382,000	1,353,283
3.875% 10/15/22	2,108,000	2,120,511
4.375% 6/15/22	1,237,000	1,277,934
5.95% 2/15/17	36,000	37,772
Equity One, Inc.:
3.75% 11/15/22	3,200,000	3,106,032
6% 9/15/17	886,000	941,785
6.25% 1/15/17	646,000	675,694
ERP Operating LP 4.625% 12/15/21	2,855,000	3,114,642
Federal Realty Investment Trust 5.9% 4/1/20	351,000	397,840
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,045,661
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,217,894
HRPT Properties Trust 6.65% 1/15/18	809,000	859,934
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,318,300
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,245,000	1,220,691
4.5% 4/1/27 (a)	1,500,000	1,429,016
4.95% 4/1/24	1,152,000	1,164,883
5.25% 1/15/26 (a)	5,841,000	6,001,920
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	831,414
5% 12/15/23	626,000	644,131
Select Income REIT 2.85% 2/1/18	145,000	145,091
Weingarten Realty Investors 3.375% 10/15/22	472,000	459,773
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,326,819
4.6% 4/1/24	7,436,000	7,541,376
		75,316,778
Real Estate Management & Development - 0.2%
BioMed Realty LP:
2.625% 5/1/19	2,083,000	2,030,111
6.125% 4/15/20	473,000	507,895
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,536,000	2,478,773
4.1% 10/1/24	3,830,000	3,719,118
4.95% 4/15/18	2,322,000	2,436,746
5.7% 5/1/17	567,000	593,777
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	12,548,039
Digital Realty Trust LP 3.95% 7/1/22	3,369,000	3,341,250
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,707,774
Liberty Property LP:
3.375% 6/15/23	4,307,000	4,100,096
4.125% 6/15/22	1,061,000	1,072,679
4.75% 10/1/20	2,674,000	2,856,078
6.625% 10/1/17	938,000	1,011,657
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,730,843
3.15% 5/15/23	3,436,000	2,974,050
4.5% 4/18/22	644,000	622,230
Mid-America Apartments LP:
4% 11/15/25	1,296,000	1,292,602
4.3% 10/15/23	666,000	677,505
6.05% 9/1/16	1,122,000	1,156,313
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,752,372
Tanger Properties LP:
3.75% 12/1/24	2,653,000	2,615,208
3.875% 12/1/23	1,492,000	1,496,446
6.125% 6/1/20	1,439,000	1,634,370
Ventas Realty LP 4.125% 1/15/26	1,628,000	1,626,829
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	1,013,728
		57,996,489

TOTAL FINANCIALS		983,679,787

HEALTH CARE - 0.2%
Biotechnology - 0.0%
AbbVie, Inc.:
2.9% 11/6/22	421,000	411,815
3.6% 5/14/25	900,000	891,873
4.7% 5/14/45	570,000	559,491
Amgen, Inc.:
3.45% 10/1/20	410,000	427,537
3.625% 5/22/24	2,155,000	2,163,478
4.4% 5/1/45	235,000	218,954
4.5% 3/15/20	1,500,000	1,616,124
5.85% 6/1/17	145,000	154,148
Baxalta, Inc. 5.25% 6/23/45 (a)	280,000	282,287
Celgene Corp. 5% 8/15/45	310,000	310,513
Gilead Sciences, Inc.:
4.4% 12/1/21	340,000	370,239
4.5% 4/1/21	1,295,000	1,412,753
4.5% 2/1/45	115,000	112,851
4.8% 4/1/44	530,000	537,139
		9,469,202
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 2.55% 3/15/22	500,000	498,253
Becton, Dickinson & Co.:
3.125% 11/8/21	900,000	912,437
4.685% 12/15/44	175,000	177,677
Medtronic, Inc.:
1.375% 4/1/18	350,000	349,839
2.5% 3/15/20	90,000	91,172
2.75% 4/1/23	560,000	548,846
4.625% 3/15/45	930,000	962,508
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	464,602
		4,005,334
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	1,155,000	1,119,961
Ascension Health 4.847% 11/15/53	250,000	272,211
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	402,579
4.625% 12/15/20	200,000	217,386
Catholic Health Initiatives 4.2% 8/1/23	400,000	420,222
Cigna Corp.:
4% 2/15/22	360,000	373,290
4.375% 12/15/20	305,000	326,656
5.125% 6/15/20	560,000	615,363
5.375% 2/15/42	125,000	138,598
Coventry Health Care, Inc. 5.45% 6/15/21	1,954,000	2,179,712
Express Scripts Holding Co. 4.75% 11/15/21	4,758,000	5,164,671
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,395,620
4.75% 5/1/23	205,000	203,463
5.875% 3/15/22	250,000	268,125
6.5% 2/15/20	3,683,000	4,074,319
Laboratory Corp. of America Holdings 4.7% 2/1/45	380,000	348,040
McKesson Corp.:
4.75% 3/1/21	90,000	97,612
6% 3/1/41	235,000	272,241
7.5% 2/15/19	660,000	760,445
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,106,212
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	140,000	131,420
New York & Presbyterian Hospital 4.024% 8/1/45	505,000	477,020
NYU Hospitals Center 5.75% 7/1/43	185,000	215,184
Quest Diagnostics, Inc. 5.75% 1/30/40	268,000	280,160
UnitedHealth Group, Inc.:
2.875% 3/15/22	25,000	25,194
2.875% 3/15/23	1,550,000	1,538,107
4.7% 2/15/21	240,000	264,416
4.75% 7/15/45	350,000	369,096
6.875% 2/15/38	125,000	166,014
WellPoint, Inc.:
3.125% 5/15/22	1,165,000	1,148,057
3.3% 1/15/23	4,795,000	4,739,196
3.7% 8/15/21	565,000	576,555
		31,687,145
Pharmaceuticals - 0.1%
Actavis Funding SCS:
2.45% 6/15/19	295,000	293,984
4.75% 3/15/45	900,000	898,879
Eli Lilly & Co. 2.75% 6/1/25	210,000	208,279
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,925,000	1,929,583
Johnson & Johnson 5.15% 7/15/18	340,000	373,704
Merck & Co., Inc.:
2.4% 9/15/22	2,600,000	2,560,613
3.7% 2/10/45	275,000	254,840
3.875% 1/15/21	1,100,000	1,181,321
Mylan, Inc. 2.55% 3/28/19	150,000	147,098
Novartis Capital Corp.:
2.4% 9/21/22	2,270,000	2,242,442
4.4% 5/6/44	925,000	970,171
Perrigo Finance PLC 3.5% 12/15/21	948,000	931,264
Pfizer, Inc. 3.4% 5/15/24	2,100,000	2,148,134
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	336,768
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	830,225
6.125% 8/15/19	725,000	811,692
Zoetis, Inc.:
3.25% 2/1/23	5,975,000	5,711,586
4.7% 2/1/43	675,000	586,701
		22,417,284

TOTAL HEALTH CARE		67,578,965

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	400,000	385,248
Honeywell International, Inc. 5.375% 3/1/41	100,000	117,963
Lockheed Martin Corp.:
3.8% 3/1/45	460,000	408,876
4.25% 11/15/19	1,400,000	1,506,236
Northrop Grumman Corp.:
3.85% 4/15/45	595,000	531,318
4.75% 6/1/43	545,000	557,865
The Boeing Co. 4.875% 2/15/20	650,000	730,272
United Technologies Corp.:
6.125% 2/1/19	300,000	336,689
6.7% 8/1/28	360,000	464,100
		5,038,567
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	388,369
5.125% 4/1/19	635,000	705,947
		1,094,316
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 4/1/28	310,802	310,802
Continental Airlines, Inc.:
4.15% 4/11/24	964,649	998,411
6.545% 8/2/20	207,271	221,780
6.795% 2/2/20	21,816	22,361
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	162,714	187,222
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	396,695	420,496
8.36% 1/20/19	1,102,295	1,178,078
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	195,157	202,964
		3,542,114
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	426,880
Masco Corp. 4.45% 4/1/25	1,610,000	1,577,800
		2,004,680
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	325,000	359,385
Waste Management, Inc. 2.9% 9/15/22	375,000	368,806
WMX Technologies, Inc. 4.6% 3/1/21	345,000	374,385
		1,102,576
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	113,590
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
2.95% 6/15/23	970,000	959,535
3.2% 6/15/22	115,000	115,896
Koninklijke Philips Electronics NV 5.75% 3/11/18	455,000	490,470
		1,565,901
Machinery - 0.0%
Caterpillar, Inc.:
2.6% 6/26/22	675,000	666,492
3.9% 5/27/21	1,975,000	2,119,023
Cummins, Inc. 4.875% 10/1/43	13,000	13,617
Deere & Co.:
2.6% 6/8/22	1,060,000	1,051,055
3.9% 6/9/42	250,000	236,897
Xylem, Inc. 4.875% 10/1/21	525,000	561,449
		4,648,533
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22	300,000	300,928
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,011,275
Canadian National Railway Co. 2.85% 12/15/21	600,000	600,321
CSX Corp.:
3.4% 8/1/24	600,000	601,705
6.25% 3/15/18	400,000	439,563
Norfolk Southern Corp. 5.9% 6/15/19	2,075,000	2,325,718
Union Pacific Corp.:
3.875% 2/1/55	235,000	209,918
4% 2/1/21	943,000	1,013,530
4.3% 6/15/42	100,000	101,590
		6,303,620
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,941,000	1,912,273
3.75% 2/1/22	4,752,000	4,690,039
3.875% 4/1/21	3,700,000	3,737,000
4.25% 9/15/24	3,212,000	3,147,760
4.75% 3/1/20	3,227,000	3,402,484
W.W. Grainger, Inc. 4.6% 6/15/45	235,000	245,373
		17,134,929
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	755,000	845,827

TOTAL INDUSTRIALS		43,695,581

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.9% 3/4/21	150,000	154,997
3% 6/15/22	510,000	520,492
4.95% 2/15/19	550,000	605,123
		1,280,612
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	975,000	984,037
IBM Corp. 3.375% 8/1/23	315,000	321,828
MasterCard, Inc. 3.375% 4/1/24	470,000	480,755
Xerox Corp. 2.95% 3/15/17	600,000	606,521
		2,393,141
Software - 0.0%
Autodesk, Inc. 3.125% 6/15/20	9,554,000	9,495,386
CA Technologies, Inc. 3.6% 8/1/20	555,000	569,684
Microsoft Corp. 1.85% 2/12/20	550,000	551,551
Oracle Corp.:
2.5% 10/15/22	3,350,000	3,286,903
2.8% 7/8/21	765,000	777,027
4.125% 5/15/45	545,000	520,575
		15,201,126
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.:
2.4% 5/3/23	855,000	835,443
2.85% 5/6/21	1,470,000	1,508,808
3.2% 5/13/25	980,000	994,769
EMC Corp. 2.65% 6/1/20	320,000	298,628
Hewlett Packard Enterprise Co.:
2.45% 10/5/17 (a)	2,442,000	2,447,626
2.85% 10/5/18 (a)	1,395,000	1,399,767
3.6% 10/15/20 (a)	4,908,000	4,946,911
4.4% 10/15/22 (a)	5,700,000	5,723,507
4.9% 10/15/25 (a)	4,908,000	4,845,762
HP, Inc. 4.3% 6/1/21	500,000	499,550
Seagate HDD Cayman 4.75% 6/1/23	170,000	150,112
		23,650,883

TOTAL INFORMATION TECHNOLOGY		42,525,762

MATERIALS - 0.5%
Chemicals - 0.0%
Agrium, Inc.:
4.9% 6/1/43	150,000	138,540
5.25% 1/15/45	330,000	320,293
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23	425,000	409,459
6% 7/15/18	950,000	1,046,931
Eastman Chemical Co. 4.65% 10/15/44	185,000	172,261
Ecolab, Inc. 4.35% 12/8/21	300,000	322,611
LyondellBasell Industries NV 6% 11/15/21	2,244,000	2,547,907
Monsanto Co. 4.7% 7/15/64	145,000	122,070
Praxair, Inc. 4.5% 8/15/19	220,000	239,292
The Dow Chemical Co.:
4.125% 11/15/21	3,812,000	4,011,276
4.25% 11/15/20	2,374,000	2,516,623
		11,847,263
Containers & Packaging - 0.0%
Rock-Tenn Co. 4.9% 3/1/22	185,000	196,976
Metals & Mining - 0.5%
Alcoa, Inc.:
5.125% 10/1/24	23,834,000	22,552,923
5.4% 4/15/21	600,000	603,750
Anglo American Capital PLC:
3.625% 5/14/20 (a)	5,007,000	4,155,810
4.125% 4/15/21 (a)	6,803,000	5,613,101
4.125% 9/27/22 (a)	1,333,000	999,750
4.875% 5/14/25 (a)	9,393,000	6,997,785
Barrick Gold Corp.:
3.85% 4/1/22	1,931,000	1,729,678
4.1% 5/1/23	92,052,000	80,943,257
Barrick PD Australia Finance Pty Ltd. 4.95% 1/15/20	350,000	359,175
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	195,000	186,812
6.25% 10/19/75 (a)(b)	1,979,000	1,989,093
6.5% 4/1/19	425,000	475,929
6.75% 10/19/75 (a)(b)	5,116,000	5,103,210
Newmont Mining Corp. 6.25% 10/1/39	400,000	339,188
Rio Tinto Finance (U.S.A.) Ltd.:
3.5% 11/2/20	120,000	124,219
3.75% 6/15/25	740,000	708,069
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16	560,000	560,337
Southern Copper Corp. 5.875% 4/23/45	400,000	318,584
		133,760,670
Paper & Forest Products - 0.0%
International Paper Co.:
4.75% 2/15/22	1,595,000	1,726,927
5% 9/15/35	405,000	407,980
		2,134,907

TOTAL MATERIALS		147,939,816

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.3% 3/11/19	60,000,000	60,791,340
3% 6/30/22	40,000	39,566
3.875% 8/15/21	4,600,000	4,797,349
4.5% 5/15/35	105,000	98,682
4.75% 5/15/46	200,000	187,680
4.8% 6/15/44	15,000	14,134
5.35% 9/1/40	590,000	589,475
6.3% 1/15/38	2,523,000	2,818,188
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	66,997
British Telecommunications PLC:
2.35% 2/14/19	275,000	276,080
9.625% 12/15/30 (b)	275,000	404,111
CenturyLink, Inc.:
5.15% 6/15/17	214,000	220,420
6% 4/1/17	534,000	551,355
6.15% 9/15/19	2,129,000	2,187,548
Embarq Corp.:
7.082% 6/1/16	1,743,000	1,786,645
7.995% 6/1/36	8,614,000	9,051,591
Verizon Communications, Inc.:
3.45% 3/15/21	10,081,000	10,364,024
4.5% 9/15/20	48,080,000	52,204,062
4.522% 9/15/48	1,961,000	1,793,427
4.672% 3/15/55	1,971,000	1,755,221
5.012% 8/21/54	1,162,000	1,101,353
6% 4/1/41	1,050,000	1,169,388
6.1% 4/15/18	4,623,000	5,091,449
6.55% 9/15/43	44,616,000	53,884,528
		211,244,613
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	1,175,000	1,284,874
Rogers Communications, Inc.:
3% 3/15/23	150,000	146,479
6.8% 8/15/18	200,000	224,870
		1,656,223

TOTAL TELECOMMUNICATION SERVICES		212,900,836

UTILITIES - 0.4%
Electric Utilities - 0.3%
Alabama Power Co.:
3.85% 12/1/42	500,000	457,136
4.1% 1/15/42	225,000	214,595
American Transmission Systems, Inc. 5% 9/1/44 (a)	472,000	478,051
Baltimore Gas & Electric Co. 3.35% 7/1/23	220,000	222,851
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22	530,000	510,180
Cleveland Electric Illuminating Co. 5.7% 4/1/17	851,000	884,664
Commonwealth Edison Co.:
3.7% 3/1/45	315,000	285,789
4.6% 8/15/43	695,000	723,657
Connecticut Light & Power Co. 4.15% 6/1/45	345,000	342,422
Duke Energy Carolinas LLC:
4.25% 12/15/41	600,000	606,919
6.1% 6/1/37	775,000	946,858
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,571,748
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,875,000	9,977,364
6.4% 9/15/20 (a)	4,858,000	5,531,299
Entergy Corp.:
4% 7/15/22	5,000,000	5,124,905
5.125% 9/15/20	545,000	587,139
Exelon Corp. 5.1% 6/15/45	170,000	172,359
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	12,761,479
7.375% 11/15/31	10,940,000	13,203,749
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,744,000	6,127,602
Florida Power & Light Co. 2.75% 6/1/23	975,000	972,447
IPALCO Enterprises, Inc. 3.45% 7/15/20	8,163,000	8,040,555
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	711,248
Northern States Power Co. 6.25% 6/1/36	370,000	472,467
Pacific Gas & Electric Co.:
4.3% 3/15/45	850,000	845,090
5.125% 11/15/43	175,000	194,593
6.05% 3/1/34	1,275,000	1,531,550
PacifiCorp 5.75% 4/1/37	550,000	652,153
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,333,465
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	520,589
Progress Energy, Inc. 4.875% 12/1/19	450,000	487,112
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	346,820
Southern California Edison Co.:
3.6% 2/1/45	665,000	606,072
4.65% 10/1/43	750,000	809,839
Virginia Electric & Power Co. 6% 5/15/37	425,000	524,099
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	237,034
		79,015,899
Gas Utilities - 0.0%
AGL Capital Corp. 4.4% 6/1/43	290,000	266,738
Atmos Energy Corp. 4.125% 10/15/44	360,000	349,120
Southern Natural Gas Co. 5.9% 4/1/17 (a)	732,000	751,369
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	522,328
		1,889,555
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,900,000	12,771,000
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	120,037
		12,891,037
Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co. 4.5% 2/1/45	755,000	745,521
Dominion Resources, Inc.:
2.6266% 9/30/66 (b)	6,307,000	4,918,129
4.45% 3/15/21	1,660,000	1,767,807
7.5% 6/30/66 (b)	924,000	802,864
NiSource Finance Corp.:
4.8% 2/15/44	410,000	422,005
5.45% 9/15/20	3,370,000	3,713,925
5.95% 6/15/41	205,000	237,847
NorthWestern Energy Corp. 4.176% 11/15/44	330,000	327,691
Puget Energy, Inc.:
5.625% 7/15/22	4,555,000	5,084,910
6% 9/1/21	4,353,000	4,945,818
6.5% 12/15/20	1,405,000	1,619,945
San Diego Gas & Electric Co. 3.6% 9/1/23	525,000	551,475
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,012,000	829,840
		25,967,777

TOTAL UTILITIES		119,764,268

TOTAL NONCONVERTIBLE BONDS
(Cost $2,397,695,466)		2,312,468,037

U.S. Government and Government Agency Obligations - 4.0%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.125% 10/19/18	$165,000	$164,201
1.125% 12/14/18	3,510,000	3,488,901
1.5% 6/22/20	920,000	909,934
1.625% 11/27/18	1,115,000	1,125,647
1.625% 1/21/20	685,000	684,716
1.875% 2/19/19	40,000	40,644
2.625% 9/6/24	2,710,000	2,756,306
Federal Farm Credit Bank 5.125% 8/25/16	350,000	361,531
Freddie Mac:
1.25% 8/1/19	275,000	272,155
2.375% 1/13/22	6,320,000	6,430,233
Tennessee Valley Authority:
2.875% 9/15/24	435,000	441,555
3.875% 2/15/21	280,000	306,303
4.25% 9/15/65	600,000	590,327
5.25% 9/15/39	670,000	819,344
5.5% 7/18/17	210,000	225,491

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		18,617,288

U.S. Treasury Obligations - 3.9%
U.S. Treasury Bonds:
2.5% 2/15/45	27,110,000	24,456,175
2.75% 11/15/42	11,230,000	10,747,458
2.875% 5/15/43	23,730,000	23,239,643
2.875% 8/15/45	1,980,000	1,935,836
3% 11/15/44	5,830,000	5,840,249
3% 5/15/45	189,833,000	190,092,502
4.625% 2/15/40	9,100,000	11,907,496
6.125% 8/15/29	14,115,000	20,148,612
8% 11/15/21	4,045,000	5,445,108
U.S. Treasury Notes:
0.625% 12/31/16 (c)	324,849,000	324,354,255
0.625% 2/15/17	19,310,000	19,276,053
0.625% 5/31/17	10,250,000	10,215,970
0.625% 4/30/18	860,000	850,628
0.75% 2/28/18	26,525,000	26,354,046
0.875% 11/30/16	8,235,000	8,246,900
0.875% 8/15/17	28,265,000	28,260,591
0.875% 11/30/17	3,755,000	3,750,306
0.875% 1/15/18	17,185,000	17,134,648
1% 3/31/17	14,035,000	14,072,277
1% 5/31/18	19,300,000	19,246,481
1.25% 11/15/18	11,245,000	11,253,782
1.25% 11/30/18	21,730,000	21,745,276
1.375% 10/31/20	2,770,000	2,732,777
1.5% 8/31/18	9,535,000	9,620,662
1.5% 10/31/19	24,145,000	24,171,415
1.625% 4/30/19	7,285,000	7,349,880
1.625% 11/30/20	98,645,000	98,525,541
1.75% 2/28/22	6,595,000	6,529,822
1.75% 3/31/22	1,465,000	1,449,149
1.875% 9/30/17	3,980,000	4,051,051
2% 11/30/20	4,805,000	4,874,447
2% 11/30/22	1,100,000	1,100,516
2% 8/15/25	96,422,000	94,542,542
2.125% 9/30/21	5,055,000	5,132,604
2.25% 11/15/25	535,000	536,755
2.375% 8/15/24	21,180,000	21,523,349
2.625% 1/31/18	2,285,000	2,363,458
2.625% 11/15/20	23,570,000	24,600,268
3.125% 5/15/19	755,000	799,769

TOTAL U.S. TREASURY OBLIGATIONS		1,108,478,297

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,126,263,662)		1,127,095,585

U.S. Government Agency - Mortgage Securities - 6.8%
Fannie Mae - 4.2%
2.302% 6/1/36 (b)	29,616	31,169
2.424% 2/1/35 (b)	450,490	478,371
2.5% 5/1/27 to 10/1/43 (c)	44,635,169	44,992,317
2.5% 12/1/30 (d)	21,200,000	21,479,923
2.5% 12/1/30 (d)	500,000	506,602
2.628% 7/1/37 (b)	47,008	49,990
2.69% 6/1/45 (b)	2,111,569	2,141,961
3% 12/1/26 to 11/1/45	162,429,963	164,141,522
3% 12/1/30 (d)	1,000,000	1,035,298
3% 12/1/30 (d)	2,000,000	2,070,595
3% 12/1/45 (d)	12,000,000	12,052,055
3% 12/1/45 (d)	10,500,000	10,545,548
3% 12/1/45 (d)	10,000,000	10,043,379
3% 12/1/45 (d)	4,400,000	4,419,087
3% 12/1/45 (d)	2,100,000	2,109,110
3% 12/1/45 (d)	4,600,000	4,619,954
3% 12/1/45 (d)	2,300,000	2,309,977
3% 12/1/45 (d)	1,500,000	1,506,507
3.5% 9/1/25 to 11/1/45	207,875,776	216,587,403
3.5% 12/1/45 (d)	600,000	621,478
3.5% 12/1/45 (d)	9,000,000	9,322,175
3.5% 12/1/45	500,000	518,133
3.5% 12/1/45 (d)	4,500,000	4,661,087
3.5% 12/1/45 (d)	1,500,000	1,553,696
3.5% 12/1/45 (d)	2,000,000	2,071,594
3.5% 12/1/45 (d)	1,000,000	1,035,797
3.5% 12/1/45 (d)	500,000	517,899
3.5% 12/1/45 (d)	2,000,000	2,071,594
3.5% 12/1/45 (d)	2,750,000	2,848,442
3.5% 12/1/45 (d)	44,300,000	45,885,816
3.5% 12/1/45 (d)	26,600,000	27,552,206
3.5% 12/1/45 (d)	6,000,000	6,214,783
3.5% 12/1/45 (d)	11,800,000	12,222,407
4% 9/1/26 to 9/1/45	166,513,739	177,258,558
4% 12/1/45 (d)	3,500,000	3,713,248
4% 12/1/45 (d)	7,500,000	7,956,961
4% 12/1/45 (d)	1,500,000	1,591,392
4% 12/1/45 (d)	11,500,000	12,200,673
4% 12/1/45 (d)	3,750,000	3,978,480
4% 12/1/45 (d)	1,500,000	1,591,392
4% 12/1/45 (d)	24,400,000	25,886,646
4% 12/1/45 (d)	5,000,000	5,304,641
4.5% 6/1/24 to 2/1/45	101,971,676	110,867,082
4.5% 12/1/45 (d)	1,900,000	2,053,858
4.5% 12/1/45 (d)	3,000,000	3,242,934
4.5% 12/1/45 (d)	1,000,000	1,080,978
4.5% 12/1/45 (d)	17,500,000	18,917,113
4.5% 12/1/45 (d)	18,500,000	19,998,091
5% 10/1/21 to 11/1/44	32,318,157	35,770,270
5% 12/1/45 (d)	8,200,000	9,044,556
5% 12/1/45 (d)	1,000,000	1,102,995
5% 12/1/45 (d)	2,000,000	2,205,989
5% 12/1/45 (d)	1,500,000	1,654,492
5% 12/1/45 (d)	5,600,000	6,176,770
5% 12/1/45 (d)	9,300,000	10,257,850
5.5% 7/1/28 to 9/1/41	66,506,532	74,764,824
5.5% 12/1/45 (d)	5,000,000	5,584,437
5.5% 12/1/45 (d)	1,000,000	1,116,887
6% 3/1/22 to 1/1/42	13,956,132	15,844,980
6.5% 2/1/36	13,006	14,997

TOTAL FANNIE MAE		1,177,398,969

Freddie Mac - 1.2%
2.5% 3/1/28 to 2/1/43	2,834,762	2,846,365
2.5% 12/1/30 (d)	500,000	506,719
3% 10/1/28 to 11/1/45	74,256,686	74,860,915
3% 12/1/30 (d)	1,500,000	1,552,126
3% 12/1/45 (d)	21,500,000	21,566,390
3.176% 10/1/35 (b)	28,182	29,970
3.5% 8/1/26 to 11/1/45 (c)(e)	109,963,593	113,982,677
3.5% 12/1/45 (d)	1,500,000	1,550,708
3.5% 12/1/45 (d)	500,000	516,903
3.5% 12/1/45 (d)	2,200,000	2,274,371
4% 6/1/33 to 8/1/45	64,625,280	68,716,597
4% 12/1/45 (d)	1,000,000	1,058,819
4% 12/1/45 (d)	5,500,000	5,823,503
4.5% 7/1/25 to 12/1/44	31,478,560	34,167,585
5% 10/1/33 to 7/1/41	12,975,128	14,358,209
5.5% 3/1/34 to 7/1/35	1,725,779	1,940,228
6% 7/1/37 to 9/1/38	731,382	826,539
6.5% 9/1/39	1,606,472	1,843,847

TOTAL FREDDIE MAC		348,422,471

Ginnie Mae - 1.4%
3% 8/20/42 to 8/20/45	45,291,597	46,097,566
3% 12/1/45 (d)	2,500,000	2,540,808
3% 12/1/45 (d)	2,000,000	2,032,646
3% 12/1/45 (d)	21,000,000	21,342,785
3% 12/1/45 (d)	6,750,000	6,860,181
3% 12/1/45 (d)	2,000,000	2,032,646
3.5% 11/15/41 to 8/20/45	83,446,967	87,351,040
3.5% 12/1/45 (d)	500,000	522,192
3.5% 12/1/45 (d)	1,500,000	1,566,577
3.5% 12/1/45 (d)	2,000,000	2,088,769
3.5% 12/1/45 (d)	3,000,000	3,133,154
3.5% 12/1/45 (d)	1,000,000	1,044,385
3.5% 12/1/45 (d)	2,000,000	2,088,769
3.5% 12/1/45 (d)	2,500,000	2,610,961
3.5% 12/1/45 (d)	300,000	313,315
3.5% 12/1/45 (d)	200,000	208,877
3.5% 12/1/45 (d)	100,000	104,438
3.5% 12/1/45 (d)	17,900,000	18,694,483
3.5% 12/1/45 (d)	9,000,000	9,399,461
3.5% 12/1/45 (d)	8,000,000	8,355,076
3.5% 12/1/45 (d)	1,000,000	1,044,385
3.5% 12/1/45 (d)	500,000	522,192
3.5% 1/1/46 (d)	300,000	312,530
3.5% 1/1/46 (d)	100,000	104,177
3.5% 1/1/46 (d)	13,400,000	13,959,682
3.5% 1/1/46 (d)	200,000	208,353
3.5% 1/1/46 (d)	17,900,000	18,647,635
3.5% 1/1/46 (d)	8,000,000	8,334,138
3.5% 1/1/46 (d)	9,000,000	9,375,906
4% 5/20/40 to 11/20/45	54,817,527	58,434,683
4% 12/1/45 (d)	1,500,000	1,593,609
4% 12/1/45 (d)	2,500,000	2,656,014
4% 12/1/45 (d)	1,000,000	1,062,406
4% 12/1/45 (d)	2,100,000	2,231,052
4.5% 5/15/39 to 6/20/45	45,788,174	49,531,111
4.5% 12/1/45 (d)	700,000	752,193
4.5% 12/1/45 (d)	3,000,000	3,223,686
4.5% 12/1/45 (d)	1,500,000	1,611,843
5% 6/20/34 to 9/15/41	13,225,136	14,726,741
5% 12/1/45 (d)	1,500,000	1,646,757
5.5% 12/20/28 to 3/20/41	2,326,481	2,627,058

TOTAL GINNIE MAE		410,994,280

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,929,572,774)		1,936,815,720

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.926% 4/25/35 (b)	$106,210	$96,011
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.847% 3/25/34 (b)	32,319	31,009
American Credit Acceptance Receivables Trust:
Series 2014-4 Class A, 1.33% 7/10/18 (a)	2,771,134	2,765,339
Series 2015-3 Class A, 1.57% 9/12/19 (a)	2,879,850	2,877,451
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.247% 12/25/33 (b)	7,562	6,997
Series 2004-R2 Class M3, 1.022% 4/25/34 (b)	14,473	10,972
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (b)	7,674	7,043
Series 2004-W7 Class M1, 1.022% 5/25/34 (b)	204,000	190,886
Series 2006-W4 Class A2C, 0.357% 5/25/36 (b)	184,981	65,607
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (b)	289,000	193,892
Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,188,776
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2.35% 3/15/22 (a)	2,801,780	2,795,616
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	1,300,000	1,332,459
Series 2014-A6 Class A6, 2.15% 7/15/21	400,000	404,162
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.471% 3/25/32 (b)	4,144	3,784
Series 2004-3 Class M4, 1.676% 4/25/34 (b)	10,576	9,628
Series 2004-4 Class M2, 0.992% 6/25/34 (b)	16,001	14,603
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (a)	5,878,870	5,875,127
Drive Auto Receivables Trust:
Series 2015-AA Class A3, 1.43% 7/16/18 (a)	6,000,000	6,002,099
Series 2015-DA Class A2A, 1.23% 6/15/18 (a)	3,600,000	3,598,803
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (b)	6,234	5,796
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.022% 3/25/34 (b)	1,535	1,342
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (a)	5,155,000	5,154,485
Fremont Home Loan Trust Series 2005-A Class M4, 1.217% 1/25/35 (b)	55,381	30,187
GE Business Loan Trust Series 2006-2A:
Class A, 0.377% 11/15/34 (a)(b)	114,975	109,216
Class B, 0.477% 11/15/34 (a)(b)	41,587	38,739
Class C, 0.577% 11/15/34 (a)(b)	69,107	61,445
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	3,258,684	3,252,167
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	40,007	1,015
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.541% 8/25/33 (b)	30,763	28,844
Series 2003-3 Class M1, 1.511% 8/25/33 (b)	71,666	68,492
Series 2003-5 Class A2, 0.921% 12/25/33 (b)	5,278	4,942
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (b)	231,000	148,398
Invitation Homes Trust Series 2015-SFR3 Class E, 3.9468% 8/17/32 (a)(b)	2,277,000	2,238,605
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.327% 11/25/36 (b)	31,466	31,428
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (b)	17,406	17,291
Series 2006-A Class 2C, 1.4764% 3/27/42 (b)	406,000	204,321
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (b)	52,327	632
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.947% 7/25/34 (b)	13,253	11,076
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (b)	36,383	33,383
Series 2006-FF1 Class M2, 0.511% 8/25/36 (b)	2,200,000	2,098,696
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (b)	37,269	36,951
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (b)	218,890	211,373
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (b)	9,173	8,487
Series 2004-NC8 Class M6, 2.096% 9/25/34 (b)	14,958	13,552
Series 2005-NC1 Class M1, 0.857% 1/25/35 (b)	42,702	40,050
Series 2005-NC2 Class B1, 1.952% 3/25/35 (b)	31,342	514
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.844% 5/25/18 (a)	1,527,959	1,528,914
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.707% 9/25/35 (b)	229,000	203,690
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (b)	85,000	79,632
Class M4, 2.372% 9/25/34 (b)	109,000	70,099
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (b)	815	754
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (b)	101,002	98,144
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	4,349,757	4,355,194
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (b)	4,618	4,044
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	274,514	273,847
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (a)	1,073,641	1,070,992
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	829,295	828,247
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	11,166,929	11,136,359
TOTAL ASSET-BACKED SECURITIES
(Cost $60,581,083)		60,971,607

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.2%
Accredited Mortgage Loan Trust floater Series 2006-1 Class A3, 0.401% 4/25/36 (b)	3,048,926	3,020,383
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.3339% 6/27/36 (a)(b)	3,631,971	3,502,495
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.7392% 12/26/35 (a)(b)	887,490	901,454
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4592% 4/26/36 (a)(b)	1,732,066	1,691,798
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.416% 7/26/36 (a)(b)	607,725	576,653
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (a)	1,391,279	1,368,892
CSMC:
floater Series 2015-1R Class 6A1, 0.4739% 5/27/37 (a)(b)	1,615,788	1,499,177
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (a)	2,230,701	2,212,402
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (a)	4,907,636	4,887,526
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6605% 10/25/34 (b)	67,444	67,569
Granite Master Issuer PLC floater:
Series 2006-3 Class A7, 0.4068% 12/20/54 (b)	1,779,954	1,778,767
Series 2006-4 Class A4, 0.3068% 12/20/54 (b)	1,679,110	1,677,934
Series 2007-1 Class 1B1, 0.3468% 12/20/54 (b)	4,000,000	3,996,200
Granite Mortgages floater Series 2003-2 Class 1B, 1.2972% 7/20/43 (b)	1,001,624	1,000,672
GS Mortgage Securities Corp. floater Series 2013-1R Class A, 0.3539% 11/26/36 (a)(b)	3,088,311	2,957,670
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5863% 8/25/36 (b)	157,575	133,356
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (b)	57,360	52,879
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (b)	113,301	101,399
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 3% 11/25/25 (a)	5,135,000	5,134,995
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.487% 7/25/35 (b)	147,918	140,104
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5469% 6/10/35 (a)(b)	49,942	45,435
Class B6, 3.0469% 6/10/35 (a)(b)	66,243	59,995
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (b)	3,671	3,602
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5832% 4/25/33 (b)	16,053	15,897
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.837% 9/25/43 (b)	6,723,423	6,491,091
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 3A1, 2.6173% 3/25/35 (b)	5,171,484	5,220,300

TOTAL PRIVATE SPONSOR		48,538,645

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2007-75 Class JI, 6.324% 8/25/37 (b)(f)	2,645,224	469,909
Series 2015-70 Class JC, 3% 10/25/45	2,399,152	2,464,388
Series 2015-78 Class CA, 3% 11/25/45	6,022,172	6,176,478
Freddie Mac:
Series 3955 Class YI, 3% 11/15/21 (f)	750,111	44,256
Series 3980 Class EP, 5% 1/15/42	7,280,959	8,031,508
Series 4471 Class PA 4% 12/15/40	3,165,936	3,322,782
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,579,645	1,790,686
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 0.5747% 12/20/60 (b)(g)	1,549,010	1,536,390
Series 2011-H20 Class FA, 0.7447% 9/20/61 (b)(g)	8,246,318	8,231,114
Series 2012-H18 Class NA, 0.7147% 8/20/62 (b)(g)	1,727,370	1,727,426
Series 2013-H19 Class FC, 0.7947% 8/20/63 (b)(g)	3,981,603	3,981,726
Series 2015-H13 Class FL, 0.4747% 5/20/63 (b)(g)	4,668,100	4,659,142
Series 2015-H19 Class FA, 0.3947% 4/20/63 (b)(g)	4,031,234	4,019,090
Series 2010-14 Class SN, 5.753% 2/16/40 (b)(f)(h)	1,248,089	240,365
Series 2010-98 Class HS, 6.3933% 8/20/40 (b)(f)	575,020	80,565
Series 2013-147 Class A/S, 5.9433% 10/20/43 (b)(f)	820,891	131,625
Series 2013-160 Class MS, 5.9933% 9/20/32 (b)(f)(h)	1,178,246	217,612
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	6,670,595	6,779,665
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	4,734,612	4,812,486
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.3433% 7/20/40 (b)(f)	506,635	70,055

TOTAL U.S. GOVERNMENT AGENCY		58,787,268

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $107,531,595)		107,325,913

Commercial Mortgage Securities - 1.9%
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.9975% 5/10/45 (b)	1,094,156	1,098,149
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	8,044,609	8,092,189
Series 2006-4 Class A4, 5.634% 7/10/46	1,710,069	1,727,991
Series 2006-6 Class A3, 5.369% 10/10/45	437,190	438,587
Series 2007-2 Class A4, 5.6199% 4/10/49 (b)	9,409,000	9,708,554
Series 2007-3 Class A4, 5.5616% 6/10/49 (b)	2,249,460	2,330,345
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	4,400,000	4,503,447
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.621% 11/25/35 (a)(b)	48,185	42,821
Series 2005-4A:
Class A2, 0.611% 1/25/36 (a)(b)	120,817	106,898
Class M1, 0.671% 1/25/36 (a)(b)	38,996	31,661
Series 2006-4A Class A2, 0.491% 12/25/36 (a)(b)	364,825	308,065
Series 2007-1 Class A2, 0.491% 3/25/37 (a)(b)	76,242	63,796
Series 2007-2A:
Class A1, 0.491% 7/25/37 (a)(b)	217,789	187,216
Class A2, 0.541% 7/25/37 (a)(b)	203,908	163,261
Class M1, 0.591% 7/25/37 (a)(b)	69,405	53,015
Series 2007-3:
Class A2, 0.511% 7/25/37 (a)(b)	74,570	60,463
Class M1, 0.531% 7/25/37 (a)(b)	39,519	29,999
Class M2, 0.561% 7/25/37 (a)(b)	42,268	30,501
Class M3, 0.591% 7/25/37 (a)(b)	67,698	33,347
Class M4, 0.721% 7/25/37 (a)(b)	106,873	35,016
Class M5, 0.821% 7/25/37 (a)(b)	50,227	7,882
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7049% 6/11/40 (b)	4,053,172	4,200,005
Series 2006-T22 Class A4, 5.6179% 4/12/38 (b)	16,828	16,883
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (a)(b)	34,964	33,586
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.597% 12/15/27 (a)(b)	11,380,000	11,326,887
Class DPA, 3.1958% 12/15/27 (a)(b)	1,598,000	1,585,594
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	2,201,120	2,245,401
Series 2007-C6 Class A4, 5.7114% 12/10/49 (b)	3,500,000	3,658,360
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	986,012
Series 2015-GC33 Class AAB, 3.522% 9/10/58	4,500,000	4,632,467
Series 2015-GC35 Class AAB, 3.545% 11/10/48	7,000,000	7,209,737
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.3358% 1/15/46 (b)	132,941	132,777
Series 2006-CD3 Class A5, 5.617% 10/15/48	8,014,877	8,131,266
Series 2007-CD4 Class A4, 5.322% 12/11/49	2,046,794	2,091,881
COMM Mortgage Trust:
sequential payer Series 2013-CR8 Class A4, 3.334% 6/10/46	500,000	515,441
Series 2014-CR21 Class A2, 3.095% 12/10/47	520,000	535,738
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,490,468
Series 2015-CR24 Class A4, 3.432% 8/10/55	1,500,000	1,520,571
Series 2015-PC1:
Class A4, 3.62% 7/10/50	1,900,000	1,954,249
Class A5, 3.902% 7/10/50	2,175,000	2,268,694
COMM Mortgage Trust pass-thru certificates:
sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	877,797	896,061
Series 2006-C7 Class A4, 5.7642% 6/10/46 (b)	513,750	517,646
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.699% 6/15/39 (b)	4,216,336	4,375,045
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	241,364	250,534
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1 Class AM, 5.4722% 2/15/39 (b)	965,000	965,260
CSMC Series 2015-TOWN:
Class A, 1.4458% 3/15/17 (a)(b)	6,154,000	6,133,049
Class B, 2.097% 3/15/17 (a)(b)	404,000	401,481
Class C, 2.4458% 3/15/17 (a)(b)	404,000	401,166
Class D, 3.397% 3/15/17 (a)(b)	404,000	400,098
Freddie Mac:
sequential payer:
Series K029 Class A2, 3.32% 2/25/23 (b)	7,350,000	7,744,616
Series K033 Class A2, 3.06% 7/25/23	3,340,000	3,456,035
Series K034 Class A2, 3.531% 7/25/23	8,012,000	8,545,584
Series K035 Class A2, 3.458% 8/25/23	554,000	587,377
Series K037 Class A2, 3.49% 1/25/24	1,900,000	2,009,400
Series K717 Class A2, 2.991% 9/25/21	5,000,000	5,194,273
Series K032 Class A2, 3.31% 5/25/23	882,000	928,213
Series K036 Class A2, 3.527% 10/25/23	5,903,000	6,283,535
Series K042 Class A2, 2.67% 12/25/24	2,000,000	1,985,981
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	884,000	933,736
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.497% 12/15/16 (a)(b)	8,250,000	8,234,264
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (a)	2,300,000	2,352,717
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,347,000	4,489,868
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	10,521,206	10,945,528
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	14,729,425	15,185,068
Series 2006-GG7 Class A4, 5.8193% 7/10/38 (b)	6,025,182	6,066,400
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	720,000	725,297
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	1,309,395	1,336,951
Class A4, 5.56% 11/10/39	3,884,712	3,899,027
Series 2014-GC18, 2.924% 1/10/47	800,000	819,209
Series 2014-GC22 Class A3, 3.516% 6/10/47	800,000	831,360
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	1,985,993
Series 2015-GC34 Class XA, 1.537% 10/10/48 (b)(f)	6,297,107	612,535
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	760,000	756,873
Class DFX, 4.4065% 11/5/30 (a)	7,193,000	7,192,942
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.446% 11/15/29 (a)(b)	4,000,000	3,999,934
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A3, 3.4353% 8/15/47 (a)	1,900,000	1,956,183
Series 2014-C26 Class ASB, 3.2884% 1/15/48	2,300,000	2,351,317
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	1,939,317
Series 2015-C31 Class ASB, 3.5395% 8/15/48	5,600,000	5,777,134
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class F, 0.527% 11/15/18 (a)(b)	57,563	55,342
Class G, 0.557% 11/15/18 (a)(b)	49,865	47,727
Series 2014-BXH:
Class C, 1.847% 4/15/27 (a)(b)	1,239,000	1,237,541
Class D, 2.447% 4/15/27 (a)(b)	2,642,000	2,636,342
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,420,364	2,470,389
Series 2007-CB18 Class A4, 5.44% 6/12/47	26,358,586	27,125,065
Series 2007-CB20 Class A4, 5.794% 2/12/51	8,836,438	9,282,363
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (b)	44,825,239	46,113,772
Series 2007-LDPX Class A3, 5.42% 1/15/49	9,983,967	10,269,815
Series 2006-LDP7 Class A4, 6.1047% 4/15/45 (b)	2,584,864	2,600,042
Series 2007-CB19:
Class B, 5.695% 2/12/49 (b)	24,000	6,107
Class C, 5.695% 2/12/49 (b)	62,000	4,063
Class D, 5.695% 2/12/49 (b)	65,000	1,359
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	15,333	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0966% 7/15/44 (b)	5,769,150	6,044,213
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38	85,170	85,528
Series 2007-C1 Class A4, 5.424% 2/15/40	5,488,677	5,635,442
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.414% 1/12/44 (a)(b)	241,000	240,381
Series 2006-C1 Class AM, 5.6738% 5/12/39 (b)	820,000	827,889
Series 2007-C1 Class A4, 5.8373% 6/12/50 (b)	7,022,000	7,277,100
Series 2008-C1 Class A4, 5.69% 2/12/51	420,827	444,784
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (b)	9,957,531	10,148,604
Class ASB, 5.133% 12/12/49 (b)	3,994	3,993
Series 2007-5 Class A4, 5.378% 8/12/48	8,373,203	8,599,426
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,446,000	2,530,505
Series 2007-7 Class A4, 5.7427% 6/12/50 (b)	1,394,274	1,455,508
Series 2006-1 Class AM, 5.5135% 2/12/39 (b)	2,473,000	2,484,826
Series 2007-6 Class B, 5.635% 3/12/51 (b)	277,000	86,575
Series 2007-8 Class A3, 5.8772% 8/12/49 (b)	239,000	250,435
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C15 Class ASB, 3.654% 4/15/47	2,750,000	2,879,925
Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,700,833
Series 2014-C14 Class A2, 2.916% 2/15/47	1,300,000	1,332,763
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,751,486
Series 2015-C22 Class ASB, 3.04% 4/15/48	2,500,000	2,516,818
Series 2015-C25 Class A4, 3.372% 10/15/48	2,800,000	2,816,678
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,196,285
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.397% 7/15/19 (a)(b)	57,391	57,403
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (a)(b)	44,654	44,608
Class E, 0.4458% 10/15/20 (a)(b)	134,000	133,710
sequential payer Series 2007-IQ15 Class A4, 5.9171% 6/11/49 (b)	19,392,634	20,267,391
Series 2007-IQ14 Class A4, 5.692% 4/15/49	7,001,000	7,259,245
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A4, 5.308% 11/15/48	3,536,908	3,596,038
Series 2007-C30 Class A5, 5.342% 12/15/43	28,377,000	29,241,962
Series 2007-C31:
Class A4, 5.509% 4/15/47	48,090,000	50,016,269
Class A5, 5.5% 4/15/47	7,119,000	7,371,381
Series 2007-C32 Class A3, 5.7127% 6/15/49 (b)	11,015,294	11,368,412
Series 2007-C33:
Class A4, 5.9524% 2/15/51 (b)	15,696,387	16,295,689
Class A5, 5.9524% 2/15/51 (b)	4,253,000	4,511,454
Series 2005-C22 Class B, 5.3981% 12/15/44 (b)	614,000	612,675
Series 2006-C23 Class A1A, 5.422% 1/15/45	278,165	277,987
Series 2006-C27 Class A3, 5.765% 7/15/45 (b)	757,270	760,199
Series 2007-C32:
Class D, 5.7127% 6/15/49 (b)	208,000	147,549
Class E, 5.7127% 6/15/49 (b)	328,000	181,525
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31:
Class ASB, 3.317% 11/15/48	7,000,000	7,193,912
Class XA, 1.1265% 11/15/48 (b)(f)	7,700,000	621,662
Series 2015-SG1 Class ASB, 3.556% 12/15/47	1,800,000	1,857,343
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	366,202
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $565,851,091)		545,398,767

Municipal Securities - 0.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	1,065,000	1,422,989
California Gen. Oblig. 6.2% 3/1/19	1,340,000	1,522,548
Chicago Gen. Oblig.:
(Taxable Proj.):	$	$
Series 2010 C1, 7.781% 1/1/35	700,000	774,564
Series 2012 B, 5.432% 1/1/42	3,585,000	3,164,336
6.314% 1/1/44	22,660,000	22,013,284
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41	350,000	448,980
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	91,119
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	177,081
Houston Util. Sys. Rev. 3.828% 5/15/28	200,000	207,460
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,630,000	2,678,655
4.95% 6/1/23	5,255,000	5,283,114
5.1% 6/1/33	34,375,000	32,604,688
Series 2010 5, 6.2% 7/1/21	2,395,000	2,577,427
Series 2010-1, 6.63% 2/1/35	3,845,000	3,979,229
Series 2010-3:
6.725% 4/1/35	2,510,000	2,637,684
7.35% 7/1/35	4,655,000	5,104,720
Series 2011:
5.365% 3/1/17	125,000	129,074
5.665% 3/1/18	4,865,000	5,113,796
5.877% 3/1/19	10,735,000	11,514,576
Series 2013:
1.84% 12/1/16	2,445,000	2,444,731
3.6% 12/1/19	2,105,000	2,082,834
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	187,691
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2010 A, 7.102% 1/1/41	1,200,000	1,656,360
Series A, 7.414% 1/1/40	820,000	1,168,836
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,110,357
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	275,000	308,036
Series 2011 A, 4.8% 6/1/11	608,000	584,252
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	600,000	581,910
Series 180, 4.96% 8/1/46	155,000	169,305
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	385,000	442,719
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.718% 2/1/41	385,000	471,063
TOTAL MUNICIPAL SECURITIES
(Cost $116,783,172)		112,653,418

Foreign Government and Government Agency Obligations - 0.1%
Brazilian Federative Republic:
4.25% 1/7/25	$1,920,000	$1,670,400
8.25% 1/20/34	250,000	267,500
Chilean Republic 3.875% 8/5/20	800,000	854,000
Colombian Republic 5% 6/15/45	365,000	319,375
Israeli State 4% 6/30/22	300,000	324,370
United Mexican States:
3.5% 1/21/21	12,468,000	12,698,658
4.75% 3/8/44	1,750,000	1,645,000
5.625% 1/15/17	3,410,000	3,565,155
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $21,606,799)		21,344,458

Bank Notes - 0.1%
Bank of America NA 5.3% 3/15/17	984,000	1,028,831
Barclays Bank PLC:
2.5% 2/20/19	$2,500,000	$2,527,410
3.75% 5/15/24	425,000	434,393
Capital One Bank NA 2.15% 11/21/18	270,000	269,157
Discover Bank:
(Delaware) 3.2% 8/9/21	5,716,000	5,662,024
3.1% 6/4/20	6,744,000	6,814,812
8.7% 11/18/19	357,000	423,068
JPMorgan Chase Bank 6% 10/1/17	900,000	968,981
Marshall & Ilsley Bank 5% 1/17/17	4,118,000	4,260,087
PNC Bank NA 6.875% 4/1/18	250,000	275,420
Regions Bank 7.5% 5/15/18	7,751,000	8,661,378
TOTAL BANK NOTES
(Cost $30,789,708)		31,325,561
	Shares	Value

Fixed-Income Funds - 77.4%
High Yield Fixed-Income Funds - 1.5%
MainStay High Yield Corporate Bond Fund Class A	36,115,435	$197,190,277
T. Rowe Price High Yield Fund Class I	34,724,371	220,152,513

TOTAL HIGH YIELD FIXED-INCOME FUNDS		417,342,790

Intermediate-Term Bond Funds - 75.8%
BlackRock Strategic Income Opportunities Fund Investor A	23,538,443	233,972,125
DoubleLine Total Return Bond Fund Class N	88,164,067	954,816,849
Fidelity Total Bond Fund (i)	478,483,740	4,981,015,731
JPMorgan Core Bond Fund Select Class	105,691,134	1,229,187,884
Metropolitan West Total Return Bond Fund Class M	195,034,476	2,104,421,995
PIMCO Income Fund Institutional Class	45,004,042	546,799,107
PIMCO Mortgage Opportunities Fund Institutional Class	32,117,557	355,541,356
PIMCO Total Return Fund Institutional Class	563,228,223	5,902,631,756
Prudential Total Return Bond Fund Class A	62,966,739	891,609,029
Spartan U.S. Bond Index Fund Investor Class (i)	14,289,484	165,329,329
Templeton Global Bond Fund Class A	17,229,225	206,233,823
Voya Intermediate Bond Fund Class I	52,816,777	526,055,104
Westcore Plus Bond Fund	29,159,304	311,712,962
Western Asset Core Bond Fund Class I	69,576,351	850,223,008
Western Asset Core Plus Bond Fund Class I	188,425,320	2,172,543,938

TOTAL INTERMEDIATE-TERM BOND FUNDS		21,432,093,996

Long Government Bond Funds - 0.1%
Spartan Long-Term Treasury Bond Index Fund Investor Class (i)	2,187,124	28,082,672
TOTAL FIXED-INCOME FUNDS
(Cost $22,259,111,164)		21,877,519,458

Short-Term Funds - 0.7%
Short-Term Funds - 0.7%
Prudential Short-Term Corporate Bond Fund, Inc. Class A
(Cost $209,784,384)	18,535,922	205,192,662
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $29,654,851)	24,912,000	28,202,745
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.18% (j)	211,556,884	211,556,884
SSgA U.S. Treasury Money Market Fund Class N, 0% (k)(l)	174,814,317	174,814,317
TOTAL MONEY MARKET FUNDS
(Cost $386,371,201)		386,371,201
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $29,241,596,950)		28,752,685,132
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(483,837,585)
NET ASSETS - 100%		$28,268,847,547

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/45	$(12,000,000)	$(12,052,055)
3% 12/1/45	(12,000,000)	(12,052,055)
3% 12/1/45	(7,700,000)	(7,733,402)
3.5% 12/1/45	(600,000)	(621,478)
3.5% 12/1/45	(600,000)	(621,478)
3.5% 12/1/45	(9,000,000)	(9,322,175)
3.5% 12/1/45	(9,000,000)	(9,322,175)
4% 12/1/45	(5,000,000)	(5,304,641)
4% 12/1/45	(5,000,000)	(5,304,641)

TOTAL FANNIE MAE		(62,334,100)

Freddie Mac
3% 12/1/45	(15,900,000)	(15,949,098)
Ginnie Mae
3.5% 12/1/45	(300,000)	(313,315)
3.5% 12/1/45	(100,000)	(104,438)
3.5% 12/1/45	(200,000)	(208,877)
3.5% 12/1/45	(17,900,000)	(18,694,483)
3.5% 12/1/45	(8,000,000)	(8,355,076)
3.5% 12/1/45	(9,000,000)	(9,399,461)

TOTAL GINNIE MAE		(37,075,650)

TOTAL TBA SALE COMMITMENTS
(Proceeds $115,148,703)		$(115,358,848)

Swaps

Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	USD 2,000,000	$(27,740)	$(62,994)	$(90,734)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	1,655,634	(22,417)	(62,990)	(85,407)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(31,064)	(104,559)	(135,623)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(31,064)	(89,841)	(120,905)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,765,000	(106,347)	29,714	(76,633)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,764,000	(106,287)	11,233	(95,054)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,500,000	(23,505)	(15,417)	(38,922)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,765,000	(27,657)	(40,932)	(68,589)

TOTAL CREDIT DEFAULT SWAPS					$(376,081)	$(335,786)	$(711,867)

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Dec. 2017	$15,000,000	3-month LIBOR	1.5%	$36,273	$0	$36,273
LCH	Dec. 2020	14,500,000	3-month LIBOR	2%	74,796	0	74,796
LCH	Dec. 2025	10,400,000	3-month LIBOR	2.5%	(160,334)	0	(160,334)
LCH	Dec. 2045	1,700,000	3-month LIBOR	2.75%	(72,591)	0	(72,591)

TOTAL INTEREST RATE SWAPS					$(121,856)	$0	$(121,856)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $405,052,735 or 1.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $192,460.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,391,013.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated Fund

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Non-income producing

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121,418

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Total Bond Fund	$--	$5,432,285,975	$271,232,604	$95,140,076	$4,981,015,731
Spartan Long-Term Treasury Bond Index Fund Investor Class	--	28,593,136	--	75,759	28,082,672
Spartan U.S. Bond Index Fund Investor Class	310,103,513	4,954,015	144,289,655	4,378,175	165,329,329
Total	$310,103,513	$5,465,833,126	$415,522,259	$99,594,010	$5,174,427,732

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,312,468,037	$--	$2,312,468,037	$--
U.S. Government and Government Agency Obligations	1,127,095,585	--	1,127,095,585	--
U.S. Government Agency - Mortgage Securities	1,936,815,720	--	1,936,815,720	--
Asset-Backed Securities	60,971,607	--	60,971,607	--
Collateralized Mortgage Obligations	107,325,913	--	107,325,913	--
Commercial Mortgage Securities	545,398,767	--	545,398,767	--
Municipal Securities	112,653,418	--	112,653,418	--
Foreign Government and Government Agency Obligations	21,344,458	--	21,344,458	--
Bank Notes	31,325,561	--	31,325,561	--
Fixed-Income Funds	21,877,519,458	21,877,519,458	--	--
Short-Term Funds	205,192,662	205,192,662	--	--
Preferred Securities	28,202,745	--	28,202,745	--
Money Market Funds	386,371,201	386,371,201	--	--
Total Investments in Securities:	$28,752,685,132	$22,469,083,321	$6,283,601,811	$--
Derivative Instruments:
Assets
Swaps	$111,069	$--	$111,069	$--
Total Assets	$111,069	$--	$111,069	$--
Liabilities
Swaps	$(609,006)	$--	$(609,006)	$--
Total Liabilities	$(609,006)	$--	$(609,006)	$--
Total Derivative Instruments:	$(497,937)	$--	$(497,937)	$--
Other Financial Instruments:
TBA Sale Commitments	$(115,358,848)	$--	$(115,358,848)	$--
Total Other Financial Instruments:	$(115,358,848)	$--	$(115,358,848)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $29,269,953,339. Net unrealized depreciation aggregated $517,268,207, of which $242,961,459 related to appreciated investment securities and $760,229,666 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2015

SIT-QTLY-0116
1.912869.105

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 33.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.5%
Aisin Seiki Co. Ltd.	259,000	$10,372,624
Autoneum Holding AG	886	172,489
Bridgestone Corp.	108,900	3,874,752
Continental AG	46,641	11,270,004
DENSO Corp.	473,100	22,571,213
Faurecia SA	24,144	906,347
GKN PLC	5,732,039	25,942,237
Keihin Corp.	20,600	337,365
LEONI AG	14,204	546,864
Michelin CGDE Series B	63,600	6,376,955
NHK Spring Co. Ltd.	120,800	1,241,365
NOK Corp.	33,600	906,190
Sumitomo Electric Industries Ltd.	185,700	2,642,944
Toyoda Gosei Co. Ltd.	56,900	1,352,935
Toyota Industries Corp.	39,600	2,100,634
Valeo SA	68,733	10,642,439
Yokohama Rubber Co. Ltd.	71,700	1,233,054
		102,490,411
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	59,545	6,498,837
Daimler AG (Germany)	57,621	5,158,317
Fiat Chrysler Automobiles NV (a)	220,685	3,152,387
Fuji Heavy Industries Ltd.	378,000	15,623,591
Honda Motor Co. Ltd.	109,300	3,568,220
Honda Motor Co. Ltd. sponsored ADR	18,750	612,750
Hyundai Motor Co.	45,920	5,839,066
Maruti Suzuki India Ltd. (a)	40,015	2,773,129
Peugeot Citroen SA (a)	172,780	3,086,932
Renault SA	25,745	2,597,956
Suzuki Motor Corp.	45,200	1,389,781
Toyota Motor Corp.	538,100	33,489,253
		83,790,219
Distributors - 0.0%
D'ieteren SA	5,853	200,794
Inchcape PLC	880,089	10,425,074
		10,625,868
Hotels, Restaurants & Leisure - 0.7%
Autogrill SpA (a)	42,546	377,597
Carnival PLC	537,455	27,989,716
Carnival PLC sponsored ADR	19,855	1,035,835
Compass Group PLC	3,172,884	55,167,596
Flight Centre Travel Group Ltd.	49,594	1,290,472
Greene King PLC	33,717	431,640
InterContinental Hotel Group PLC	173,841	6,674,530
MGM China Holdings Ltd.	3,254,400	4,281,304
The Star Entertainment Group Ltd.	330,386	1,151,667
The Restaurant Group PLC	88,124	871,330
TUI AG	819,534	13,637,589
Whitbread PLC	336,126	23,023,766
Yum! Brands, Inc.	63,965	4,638,102
		140,571,144
Household Durables - 0.3%
Barratt Developments PLC	391,805	3,546,486
Bellway PLC	11,707	461,251
Berkeley Group Holdings PLC	100,921	4,880,627
Casio Computer Co. Ltd.	150,600	3,321,519
Haseko Corp.	116,700	1,304,461
Nikon Corp.	1,883,400	25,275,197
Panasonic Corp.	212,800	2,406,670
Sony Corp.	430,100	11,143,912
Steinhoff International Holdings Ltd.	1,052,599	6,162,976
Taylor Wimpey PLC	927,241	2,717,623
Techtronic Industries Co. Ltd.	1,150,500	4,666,726
		65,887,448
Internet & Catalog Retail - 0.0%
Ocado Group PLC (a)	93,274	519,776
YOOX SpA (a)	58,652	2,010,267
Zalando SE (a)	57,703	1,957,012
		4,487,055
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	121,100	4,790,877
Yamaha Corp.	238,100	5,996,020
		10,786,897
Media - 0.9%
Altice NV Class A (a)	46,125	708,583
Cineworld Group PLC	19,706	161,900
CTS Eventim AG	12,860	455,036
Fuji Media Holdings, Inc.	361,900	4,312,813
Grupo Televisa SA de CV (CPO) sponsored ADR	158,200	4,461,240
ITV PLC	3,402,374	13,886,895
ITV PLC ADR	7,700	316,085
Lagardere S.C.A. (Reg.)	47,351	1,397,302
Mediaset SpA	151,083	664,367
Naspers Ltd. Class N	36,839	5,491,294
Nippon Television Network Corp.	222,600	4,103,001
NOS SGPS SA	237,455	1,833,203
ProSiebenSat.1 Media AG	193,232	10,146,716
Publicis Groupe SA	27,624	1,742,054
RELX NV	3,721,264	64,420,929
RELX PLC	329,763	5,949,940
SKY PLC	988,203	16,460,958
Telenet Group Holding NV (a)	49,578	2,707,607
UBM PLC	1,096,858	8,359,008
Vivendi SA	201,991	4,242,940
Wolters Kluwer NV	170,496	5,891,399
WPP PLC	1,037,151	23,969,310
WPP PLC ADR	13,600	1,570,528
		183,253,108
Multiline Retail - 0.1%
Dollarama, Inc.	72,422	4,842,776
Harvey Norman Holdings Ltd.	340,284	1,004,061
Next PLC	76,448	9,118,956
		14,965,793
Specialty Retail - 0.4%
ABC-MART, Inc.	79,600	4,332,413
BYGGmax Group AB	52,520	496,790
Esprit Holdings Ltd.	9,847,400	10,922,575
H&M Hennes & Mauritz AB (B Shares)	407,725	15,098,540
Inditex SA	523,832	18,814,161
Kingfisher PLC	2,458,925	13,074,881
Matas A/S	12,597	220,326
Mobilezone Holding AG	23,498	319,747
Nitori Holdings Co. Ltd.	68,600	5,650,723
USS Co. Ltd.	934,500	14,856,349
WH Smith PLC	22,532	588,780
		84,375,285
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	252,986	4,743,727
Christian Dior SA	34,287	6,274,331
Compagnie Financiere Richemont SA Series A	307,763	22,996,202
Global Brands Group Holding Ltd. (a)	16,600,000	3,211,474
Hermes International SCA	8,081	2,845,282
LVMH Moet Hennessy - Louis Vuitton SA	138,003	23,117,219
LVMH Moet Hennessy - Louis Vuitton SA ADR	9,400	311,986
Pandora A/S	58,052	6,881,345
Safilo Group SpA (a)	16,276	189,160
Swatch Group AG (Bearer) (Reg.)	6,458	425,575
		70,996,301

TOTAL CONSUMER DISCRETIONARY		772,229,529

CONSUMER STAPLES - 4.9%
Beverages - 0.9%
Ambev SA	483,300	2,328,434
Anheuser-Busch InBev SA NV	104,489	13,433,793
Anheuser-Busch InBev SA NV ADR	96,778	12,432,102
Asahi Group Holdings	31,900	1,000,276
Carlsberg A/S Series B	84,213	7,161,811
Coca-Cola Central Japan Co. Ltd.	354,800	5,228,328
Davide Campari-Milano SpA	189,300	1,663,041
Davide Campari-Milano SpA	346,700	3,045,833
Diageo PLC	813,120	23,321,306
Diageo PLC sponsored ADR	32,530	3,726,637
Embotelladoras Arca S.A.B. de CV	277,218	1,744,919
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	21,469	2,069,182
Heineken Holding NV	181,837	14,305,246
Heineken NV (Bearer)	438,783	38,902,955
ITO EN Ltd.	273,700	6,256,635
Kirin Holdings Co. Ltd.	189,000	2,658,436
Pernod Ricard SA	284,669	32,392,609
Suntory Beverage & Food Ltd.	54,700	2,135,122
		173,806,665
Food & Staples Retailing - 0.3%
AEON Co. Ltd.	57,600	893,712
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	146,985	6,700,698
Carrefour SA	119,654	3,688,948
Casino Guichard Perrachon SA	12,495	714,470
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	16,288	404,268
Delhaize Group SA	27,741	2,777,479
Distribuidora Internacional de Alimentacion SA	354,800	2,242,811
FamilyMart Co. Ltd.	22,100	985,613
Hakon Invest AB	28,858	1,016,439
J Sainsbury PLC	366,037	1,399,170
Jeronimo Martins SGPS SA	279,198	3,874,650
Kesko Oyj	19,473	646,647
Koninklijke Ahold NV	181,753	3,953,921
Metro AG	281,418	9,383,804
Seven & i Holdings Co. Ltd.	107,800	4,827,072
Sonae SGPS SA	508,638	600,277
Sundrug Co. Ltd.	168,300	10,841,747
Tesco PLC	1,368,620	3,444,137
Tsuruha Holdings, Inc.	57,500	5,138,099
		63,533,962
Food Products - 1.4%
Ajinomoto Co., Inc.	63,000	1,444,496
Aryzta AG	396,874	18,643,068
Bakkafrost	29,706	808,403
CJ CheilJedang Corp.	3,214	998,851
CSM NV (exchangeable)	30,065	717,099
Danone SA	1,234,051	86,295,102
La Doria SpA	25,307	355,617
Lindt & Spruengli AG (participation certificate)	57	343,767
M. Dias Branco SA	97,925	1,822,331
Meiji Holdings Co. Ltd.	16,000	1,280,260
Nestle SA	2,028,374	150,341,596
Nestle SA sponsored ADR	34,895	2,580,136
Orkla ASA	46,042	373,450
Toyo Suisan Kaisha Ltd.	296,000	10,580,016
Viscofan Envolturas Celulosicas SA	22,333	1,364,789
Yamazaki Baking Co. Ltd.	22,000	413,729
		278,362,710
Household Products - 0.7%
Colgate-Palmolive Co.	745,949	48,993,930
Henkel AG & Co. KGaA	6,502	624,111
Reckitt Benckiser Group PLC	851,554	79,846,628
Svenska Cellulosa AB (SCA) (B Shares)	194,810	5,606,520
		135,071,189
Personal Products - 0.7%
AMOREPACIFIC Corp.	4,920	1,711,426
Beiersdorf AG	12,459	1,160,236
Kao Corp.	957,500	49,088,404
Kobayashi Pharmaceutical Co. Ltd.	144,700	11,789,935
Kose Corp.	54,000	5,650,041
L'Oreal SA	149,411	26,457,368
Oriflame Holding AG (a)	25,139	426,871
Pola Orbis Holdings, Inc.	36,700	2,575,857
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	250,153	10,975,022
(NY Reg.)	158,559	6,935,371
Unilever PLC	649,258	27,713,636
Unilever PLC sponsored ADR	165,718	7,101,016
		151,585,183
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	1,287,022	74,898,246
sponsored ADR	44,168	5,112,004
Imperial Tobacco Group PLC	302,859	16,366,157
Japan Tobacco, Inc.	1,748,500	62,639,196
KT&G Corp.	174,326	16,080,348
Swedish Match Co. AB	9,340	322,228
		175,418,179

TOTAL CONSUMER STAPLES		977,777,888

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Technip SA	442,676	23,145,419
Tecnicas Reunidas SA	160,215	6,417,221
		29,562,640
Oil, Gas & Consumable Fuels - 1.1%
Baytex Energy Corp.	1,152,332	4,788,979
BG Group PLC	991,745	15,362,189
BP PLC sponsored ADR	98,152	3,396,059
Cairn Energy PLC (a)	2,631,336	5,686,984
Canadian Natural Resources Ltd.	43,793	1,060,516
CNOOC Ltd.	20,646,000	22,811,669
Enbridge, Inc.	373,013	13,247,974
Eni SpA	546,600	8,889,600
Galp Energia SGPS SA Class B	686,890	7,308,138
Gazprom OAO sponsored ADR (Reg. S)	462,061	1,908,774
Imperial Oil Ltd.	517,430	16,807,903
INPEX Corp.	1,414,000	14,042,364
Lukoil PJSC sponsored ADR	60,421	2,328,021
Neste Oyj	47,287	1,362,938
Oil Search Ltd. ADR	1,280,753	7,595,173
Royal Dutch Shell PLC:
Class A (Netherlands)	416,617	10,367,126
Class A (United Kingdom)	476,838	11,832,966
Class A sponsored ADR	817	40,654
Class B sponsored ADR	66,400	3,316,016
Saras Raffinerie Sarde SpA (a)	318,128	636,944
Suncor Energy, Inc.	239,800	6,625,946
Total SA	1,218,222	60,324,430
Total SA sponsored ADR	46,800	2,314,260
		222,055,623

TOTAL ENERGY		251,618,263

FINANCIALS - 7.1%
Banks - 3.2%
77 Bank Ltd.	64,000	327,019
ABN AMRO Group NV GDR	329,866	6,928,576
Axis Bank Ltd. (a)	450,324	3,178,156
Banco Bilbao Vizcaya Argentaria SA	850,163	7,044,307
Bank of Ireland (a)	16,506,981	6,156,479
Bank of Kyoto Ltd.	131,000	1,220,609
Bank of Yokohama Ltd.	299,000	1,759,752
Bankinter SA	565,361	4,092,323
Barclays PLC	16,737,463	56,280,186
BNP Paribas SA	736,496	43,661,707
BOC Hong Kong (Holdings) Ltd.	1,978,000	6,058,916
CaixaBank SA	5,068,834	18,548,044
Chiba Bank Ltd.	723,000	4,986,409
Credicorp Ltd. (United States)	23,912	2,525,346
DBS Group Holdings Ltd.	1,595,100	18,658,786
DNB ASA	1,496,473	19,699,157
Dubai Islamic Bank Pakistan Ltd. (a)	834,011	1,453,376
HDFC Bank Ltd. (a)	245,364	4,727,736
HDFC Bank Ltd. sponsored ADR	140,569	8,169,870
Hokuhoku Financial Group, Inc.	311,000	659,391
HSBC Holdings PLC:
(Hong Kong)	5,380,500	42,903,143
(United Kingdom)	5,455,695	43,530,480
ING Groep NV (Certificaten Van Aandelen)	2,399,714	32,947,755
Intesa Sanpaolo SpA	9,312,358	31,956,981
Joyo Bank Ltd.	1,151,000	5,338,920
Jyske Bank A/S (Reg.) (a)	91,110	4,143,211
Kasikornbank PCL NVDR	696,200	3,322,640
KBC Groep NV	508,363	30,346,767
Lloyds Banking Group PLC	44,578,570	48,953,209
Mitsubishi UFJ Financial Group, Inc.	4,768,300	30,637,154
Nordea Bank AB	315,893	3,500,546
North Pacific Bank Ltd.	1,062,400	3,952,715
PT Bank Central Asia Tbk	2,016,400	1,803,610
Resona Holdings, Inc.	1,893,000	9,238,947
Sberbank of Russia sponsored ADR	667,422	4,472,395
Sumitomo Mitsui Financial Group, Inc.	1,961,900	74,883,666
Svenska Handelsbanken AB (A Shares)	1,083,925	14,571,353
Swedbank AB (A Shares)	115,289	2,553,812
Sydbank A/S	120,810	3,964,237
The Chugoku Bank Ltd.	67,200	931,847
The Hachijuni Bank Ltd.	709,000	4,290,861
The Suruga Bank Ltd.	221,000	4,473,859
The Toronto-Dominion Bank	162,122	6,621,089
UniCredit SpA	743,758	4,365,216
Westpac Banking Corp.	951,936	22,078,182
Yes Bank Ltd. (a)	121,727	1,406,694
		653,325,434
Capital Markets - 0.9%
Anima Holding SpA	73,788	678,258
Azimut Holding SpA	455,281	11,626,426
Banca Generali SpA	137,725	4,195,150
CI Financial Corp.	160,579	3,816,524
Credit Suisse Group AG	60,376	1,297,482
Daiwa Securities Group, Inc.	2,768,100	17,906,077
Deutsche Bank AG	190,260	4,885,772
GAM Holding Ltd.	416,800	7,231,258
Intermediate Capital Group PLC	45,576	420,776
Julius Baer Group Ltd.	299,531	14,319,580
Macquarie Group Ltd.	132,561	7,804,623
Mediobanca SpA	857,500	8,217,344
Partners Group Holding AG	26,379	9,525,002
Ratos AB (B Shares)	91,184	520,645
Schroders PLC	57,747	2,605,704
Schroders PLC (non-vtg.)	11,351	384,483
SVG Capital PLC (a)	72,457	532,324
UBS Group AG	3,978,220	76,366,667
		172,334,095
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	308,100	7,098,063
Hitachi Capital Corp.	44,000	1,231,357
Provident Financial PLC	99,026	5,327,390
		13,656,810
Diversified Financial Services - 0.5%
Cerved Information Solutions SpA	50,052	378,109
Challenger Ltd.	2,147,101	13,105,492
Deutsche Boerse AG	31,941	2,735,742
Element Financial Corp.	482,512	6,178,408
First Pacific Co. Ltd.	6,144,000	3,820,590
FirstRand Ltd.	1,076,792	3,502,405
Fubon Financial Holding Co. Ltd.	2,122,000	3,380,378
Groupe Bruxelles Lambert SA	116,000	9,531,476
IG Group Holdings PLC	1,363,072	15,889,622
Industrivarden AB:
(A Shares)	51,700	994,664
(C Shares)	51,099	915,140
Investor AB:
(A Shares)	9,245	341,846
(B Shares)	412,125	15,706,660
Mitsubishi UFJ Lease & Finance Co. Ltd.	217,300	1,142,105
ORIX Corp.	1,850,100	26,699,453
		104,322,090
Insurance - 1.8%
Admiral Group PLC	182,500	4,455,533
AEGON NV	317,847	1,938,551
AIA Group Ltd.	6,836,800	40,826,192
Allianz SE	47,900	8,463,485
Aviva PLC	6,350,760	48,923,948
AXA SA	528,908	14,291,501
BB Seguridade Participacoes SA	362,300	2,431,877
Beazley PLC	170,803	1,012,522
Dai-ichi Mutual Life Insurance Co.	246,500	4,265,191
Delta Lloyd NV	196,300	1,413,229
Euler Hermes SA	45,644	4,091,906
Fairfax Financial Holdings Ltd. (sub. vtg.)	73,534	35,304,800
Gjensidige Forsikring ASA	81,700	1,318,963
Hannover Reuck SE	13,801	1,614,895
Hiscox Ltd.	1,128,925	17,325,791
Intact Financial Corp.	42,237	2,815,484
Japan Post Holdings Co. Ltd. (a)	19,900	308,280
Jardine Lloyd Thompson Group PLC	439,057	5,931,536
MS&AD Insurance Group Holdings, Inc.	533,100	15,035,932
Muenchener Rueckversicherungs AG	23,552	4,735,918
NKSJ Holdings, Inc.	73,900	2,278,233
Phoenix Group Holdings	268,985	3,706,833
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,511,000	8,272,698
Prudential PLC	587,495	13,619,152
Sampo Oyj (A Shares)	219,334	10,873,116
Sanlam Ltd.	329,524	1,404,170
Societa Cattolica Di Assicurazioni SCRL	78,853	614,844
Sony Financial Holdings, Inc.	863,900	15,916,533
Storebrand ASA (A Shares) (a)	428,214	1,577,738
Swiss Re Ltd.	45,879	4,372,295
T&D Holdings, Inc.	212,000	2,972,275
Talanx AG	209,400	6,494,546
Tokio Marine Holdings, Inc.	299,100	11,030,983
Zurich Insurance Group AG	261,984	68,952,795
		368,591,745
Real Estate Investment Trusts - 0.1%
Derwent London PLC	45,777	2,599,217
Unibail-Rodamco	25,277	6,492,966
Westfield Corp. unit (a)	1,550,807	10,766,819
		19,859,002
Real Estate Management & Development - 0.5%
Brookfield Asset Management, Inc.	162,783	5,589,968
Brookfield Asset Management, Inc. Class A	80,355	2,758,828
Cheung Kong Property Holdings Ltd.	927,200	6,045,046
China Overseas Land and Investment Ltd.	1,792,000	5,939,859
China Resources Land Ltd.	1,756,000	4,722,104
China Vanke Co. Ltd. (H Shares)	1,467,000	3,655,462
Citycon Oyj	91,821	234,385
Daiwa House Industry Co. Ltd.	177,000	4,930,406
Deutsche Wohnen AG (Bearer)	970,126	26,695,777
LEG Immobilien AG	115,024	9,114,646
Lendlease Group unit	160,804	1,482,742
Mobimo Holding AG	2,066	439,968
Open House Co. Ltd.	25,200	530,203
Sponda Oyj	88,973	360,977
TAG Immobilien AG	418,264	4,949,468
Vonovia SE	772,203	23,933,578
		101,383,417
Thrifts & Mortgage Finance - 0.0%
Aareal Bank AG	14,919	502,750
Housing Development Finance Corp. Ltd.	146,468	2,668,683
		3,171,433

TOTAL FINANCIALS		1,436,644,026

HEALTH CARE - 3.1%
Biotechnology - 0.0%
Actelion Ltd.	66,531	9,344,151
Galapagos Genomics NV (a)	6,401	318,967
		9,663,118
Health Care Equipment & Supplies - 0.4%
Cochlear Ltd.	18,706	1,276,654
Coloplast A/S Series B	20,073	1,628,912
DiaSorin S.p.A.	11,418	586,778
Essilor International SA	79,052	10,319,191
Hoya Corp.	318,600	12,914,817
Nihon Kohden Corp.	518,800	10,801,660
Olympus Corp.	23,200	925,361
Sartorius Stedim Biotech	852	307,322
Straumann Holding AG	8,709	2,577,529
Sysmex Corp.	45,000	2,811,129
Terumo Corp.	800,200	25,546,596
Ypsomed Holding AG	3,911	559,936
		70,255,885
Health Care Providers & Services - 0.0%
Medipal Holdings Corp.	99,100	1,736,464
Orpea	5,880	463,019
Toho Holdings Co. Ltd.	35,700	885,975
		3,085,458
Health Care Technology - 0.0%
M3, Inc.	98,800	2,173,439
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	7,761	2,920,799
Gerresheimer AG	18,147	1,416,900
ICON PLC (a)	67,008	4,980,705
Lonza Group AG	35,697	5,641,573
		14,959,977
Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	723,200	10,178,346
Bayer AG	621,205	82,566,688
Chugai Pharmaceutical Co. Ltd.	88,900	3,105,361
Daiichi Sankyo Kabushiki Kaisha	582,900	12,013,138
Dainippon Sumitomo Pharma Co. Ltd.	99,200	1,193,462
Eisai Co. Ltd.	17,600	1,143,357
GlaxoSmithKline PLC	2,552,052	51,865,641
GlaxoSmithKline PLC sponsored ADR	2,146	86,934
Kyowa Hakko Kirin Co., Ltd.	38,000	669,553
Merck KGaA	61,300	6,278,466
Mochida Pharmaceutical Co. Ltd.	6,500	406,580
Nichi-iko Pharmaceutical Co. Ltd.	25,000	630,585
Novartis AG	988,765	84,353,735
Novo Nordisk A/S:
Series B	286,572	15,763,183
Series B sponsored ADR	123,815	6,806,111
Otsuka Holdings Co. Ltd.	23,200	768,559
Roche Holding AG:
(Bearer)	1,936	510,415
(participation certificate)	402,261	107,750,078
Sanofi SA	490,570	43,599,071
Santen Pharmaceutical Co. Ltd.	2,005,900	31,807,610
Shionogi & Co. Ltd.	155,700	6,862,942
Shire PLC	140,361	9,771,539
Shire PLC sponsored ADR	21,900	4,563,084
Taisho Pharmaceutical Holdings Co. Ltd.	16,300	1,104,322
Takeda Pharmaceutical Co. Ltd.	90,200	4,389,112
Teva Pharmaceutical Industries Ltd. sponsored ADR	488,148	30,719,154
Valeant Pharmaceuticals International, Inc. (Canada) (a)	65,824	5,932,022
		524,839,048

TOTAL HEALTH CARE		624,976,925

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
Airbus Group NV	143,179	10,335,718
Cobham PLC	3,838,433	17,539,748
Finmeccanica SpA (a)	127,406	1,845,514
MTU Aero Engines Holdings AG	5,828	578,750
QinetiQ Group PLC	234,119	927,003
Safran SA	135,503	9,932,341
Thales SA	24,359	1,813,651
		42,972,725
Air Freight & Logistics - 0.3%
Bollore Group	1,278,600	5,885,892
Deutsche Post AG	166,662	4,853,147
PostNL NV (a)	2,614,860	8,738,516
Yamato Holdings Co. Ltd.	2,092,300	40,010,351
		59,487,906
Airlines - 0.3%
Air France KLM (Reg.) (a)	106,247	708,331
Dart Group PLC	31,791	249,696
easyJet PLC	360,041	8,963,521
International Consolidated Airlines Group SA CDI	1,753,741	14,976,224
Japan Airlines Co. Ltd.	692,400	23,679,968
Qantas Airways Ltd.	806	2,122
Ryanair Holdings PLC sponsored ADR	185,028	14,228,653
		62,808,515
Building Products - 0.1%
Asahi Glass Co. Ltd.	188,000	1,105,703
ASSA ABLOY AB:
(B Shares)	200,740	4,263,081
ADR	51,900	551,697
Compagnie de St. Gobain	65,004	2,868,231
Daikin Industries Ltd.	62,700	4,405,808
Geberit AG (Reg.)	26,672	8,920,479
Kingspan Group PLC (Ireland)	84,775	2,221,760
Wienerberger AG	43,542	764,361
		25,101,120
Commercial Services & Supplies - 0.3%
BIC SA	2,159	355,166
Brambles Ltd.	6,108,569	48,108,939
Dai Nippon Printing Co. Ltd.	65,000	635,215
Edenred SA	57,508	1,191,809
Gategroup Holding AG	26,513	1,060,417
Intrum Justitia AB	46,376	1,585,073
ISS Holdings A/S	8,860	309,050
Kaba Holding AG (B Shares) (Reg.)	486	312,238
Regus PLC	85,749	449,172
Secom Co. Ltd.	141,200	9,673,792
		63,680,871
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	135,371	4,415,220
Balfour Beatty PLC	3,424,290	13,233,691
Koninklijke Boskalis Westminster NV	155,700	6,928,944
Taisei Corp.	377,000	2,324,476
		26,902,331
Electrical Equipment - 0.7%
ABB Ltd. (Reg.)	102,142	1,933,778
Fuji Electric Co. Ltd.	317,000	1,460,106
Fujikura Ltd.	180,000	1,019,171
Furukawa Electric Co. Ltd.	828,000	1,795,906
Gamesa Corporacion Tecnologica SA	88,892	1,556,235
Legrand SA	864,715	50,870,063
Mitsubishi Electric Corp.	201,000	2,225,532
Nexans SA (a)	45,500	1,740,244
OSRAM Licht AG	11,763	496,631
Prysmian SpA	342,000	7,479,740
Schneider Electric SA	854,654	53,992,792
Vestas Wind Systems A/S	67,393	4,397,073
		128,967,271
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	90,304	2,105,428
CK Hutchison Holdings Ltd.	1,685,540	22,108,793
DCC PLC (United Kingdom)	58,300	5,241,996
Koninklijke Philips Electronics NV	514,400	14,034,367
Nisshinbo Holdings, Inc.	48,400	572,465
Rheinmetall AG	8,281	525,570
Siemens AG	320,676	33,311,688
Toshiba Corp.	409,000	999,741
		78,900,048
Machinery - 0.8%
Amada Holdings Co. Ltd.	34,600	340,660
Atlas Copco AB:
(A Shares)	1,038,237	27,831,389
(B Shares)	81,160	2,008,109
CNH Industrial NV	157,432	1,158,522
Daifuku Co. Ltd.	89,693	1,457,967
Duerr AG	9,708	838,919
Fanuc Corp.	78,400	13,973,803
GEA Group AG	368,729	15,302,727
Glory Ltd.	145,700	4,107,059
IMI PLC	658,211	9,457,303
JTEKT Corp.	80,900	1,495,763
Kawasaki Heavy Industries Ltd.	125,000	496,548
Komatsu Ltd.	408,900	6,762,960
Kone Oyj (B Shares)	185,389	7,911,300
Kubota Corp.	1,093,000	18,232,945
Makino Milling Machine Co. Ltd.	40,000	326,889
Makita Corp.	46,000	2,612,023
Mitsubishi Heavy Industries Ltd.	1,811,800	9,273,884
Nordson Corp.	35,269	2,558,061
NSK Ltd.	89,900	1,131,236
Oc Oerlikon Corp. AG (Reg.)	164,641	1,584,241
Okuma Corp.	78,000	709,033
Sandvik AB	109,421	1,133,503
Schindler Holding AG:
(participation certificate)	113,345	18,651,221
(Reg.)	5,814	953,319
Spirax-Sarco Engineering PLC	126,874	5,961,850
Sumitomo Heavy Industries Ltd.	182,000	863,428
Tadano Ltd.	158,000	2,042,063
Volvo AB (B Shares)	317,592	3,284,505
Wartsila Corp.	27,674	1,243,826
		163,705,056
Marine - 0.0%
A.P. Moller - Maersk A/S:
Series A	477	715,394
Series B	1,011	1,543,479
Dampskibsselskabet NORDEN A/S (a)	21,077	395,807
Kawasaki Kisen Kaisha Ltd.	411,000	844,703
		3,499,383
Professional Services - 0.3%
Adecco SA (Reg.)	57,085	3,906,093
Capita Group PLC	213,409	4,088,403
Experian PLC	333,217	6,181,883
Hays PLC	256,768	569,636
Intertek Group PLC	186,105	7,923,876
Michael Page International PLC	1,726,067	13,219,116
Randstad Holding NV	16,799	1,050,562
SGS SA (Reg.)	8,197	15,680,623
Temp Holdings Co., Ltd.	181,800	2,935,974
		55,556,166
Road & Rail - 0.3%
Asciano Ltd.	1,245,100	7,698,902
Canadian National Railway Co.	4,566	272,534
Central Japan Railway Co.	10,800	1,928,822
DSV de Sammensluttede Vognmaend A/S	43,275	1,682,939
East Japan Railway Co.	417,300	39,390,950
Hankyu Hanshin Holdings, Inc.	64,000	409,683
Seino Holdings Co. Ltd.	27,900	282,853
Stagecoach Group PLC	667,558	3,577,246
		55,243,929
Trading Companies & Distributors - 0.4%
Brenntag AG	367,366	20,070,748
Bunzl PLC	1,110,509	32,112,722
Marubeni Corp.	188,700	1,045,438
Mitsubishi Corp.	873,100	14,695,883
Noble Group Ltd.	14,444,400	4,352,111
Rexel SA	655,700	8,981,891
Sojitz Corp.	191,400	419,805
Wolseley PLC	68,997	4,005,638
		85,684,236
Transportation Infrastructure - 0.2%
Adani Ports & Special Economic Zone (a)	111,392	448,581
Aena SA	85,600	9,708,807
Astm SpA	16,984	220,717
Atlantia SpA	79,937	2,111,436
China Merchants Holdings International Co. Ltd.	4,008,840	13,029,396
Groupe Eurotunnel SA	60,019	766,981
SIA Engineering Co. Ltd.	348,600	892,167
		27,178,085

TOTAL INDUSTRIALS		879,687,642

INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson:
(B Shares)	5,015,489	48,684,961
(B Shares) sponsored ADR	172,406	1,670,614
		50,355,575
Electronic Equipment & Components - 0.7%
Alps Electric Co. Ltd.	78,200	2,458,440
China High Precision Automation Group Ltd. (a)	1,073,000	1
Delta Electronics, Inc.	650,000	3,116,336
Delta Electronics, Inc. rights 12/25/15(a)	34,132	6,797
Fingerprint Cards AB (a)	21,899	1,556,718
Flextronics International Ltd. (a)	883,900	9,943,875
Halma PLC	1,189,258	15,448,595
Hirose Electric Co. Ltd.	119,400	14,529,748
Hitachi Ltd.	8,349,400	49,282,486
Ibiden Co. Ltd.	82,400	1,291,893
Japan Aviation Electronics Industry Ltd.	18,000	314,525
Jenoptik AG	30,186	475,206
Keyence Corp.	17,700	9,593,371
Largan Precision Co. Ltd.	26,000	2,003,217
Murata Manufacturing Co. Ltd.	102,500	15,903,737
OMRON Corp.	36,600	1,345,370
Spectris PLC	262,256	7,026,761
Taiyo Yuden Co. Ltd.	23,400	381,890
TDK Corp.	5,700	409,789
Yokogawa Electric Corp.	42,100	502,738
		135,591,493
Internet Software & Services - 0.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	97,653	8,210,664
Baidu.com, Inc. sponsored ADR (a)	26,843	5,850,969
Carsales.com Ltd.	53,769	399,357
JUST EAT Ltd. (a)	114,578	760,325
NetEase, Inc. sponsored ADR	25,238	4,206,165
Tencent Holdings Ltd.	361,400	7,181,875
United Internet AG	16,737	892,131
Yandex NV (a)	73,587	1,223,752
		28,725,238
IT Services - 0.8%
Accenture PLC Class A	84,425	9,052,049
Amadeus IT Holding SA Class A	1,025,556	41,137,021
Bechtle AG	5,182	490,728
Capgemini SA	119,811	11,053,517
Cognizant Technology Solutions Corp. Class A (a)	242,391	15,653,611
Computershare Ltd.	1,118,768	9,425,934
Fujitsu Ltd.	602,000	3,039,831
IT Holdings Corp.	62,100	1,504,828
Luxoft Holding, Inc. (a)	20,495	1,587,748
MasterCard, Inc. Class A	99,505	9,743,530
Nomura Research Institute Ltd.	1,120,420	42,368,441
NTT Data Corp.	40,200	1,959,383
OBIC Co. Ltd.	227,700	12,115,638
SCSK Corp.	51,600	2,003,639
Wirecard AG	35,785	1,752,998
		162,888,896
Semiconductors & Semiconductor Equipment - 0.9%
ams AG	35,100	1,337,338
Analog Devices, Inc.	524,768	32,341,452
ARM Holdings PLC sponsored ADR	37,178	1,884,925
ASM International NV (Netherlands)	110,727	4,427,434
Dialog Semiconductor PLC (a)	70,648	2,637,889
Infineon Technologies AG	1,701,546	24,992,683
MediaTek, Inc.	1,232,000	9,831,845
NVIDIA Corp.	603,487	19,142,608
NXP Semiconductors NV (a)	98,119	9,170,202
ROHM Co. Ltd.	41,300	2,221,007
Shinko Electric Industries Co. Ltd.	43,100	296,553
SK Hynix, Inc.	93,730	2,553,379
STMicroelectronics NV	210,255	1,528,177
STMicroelectronics NV	193,487	1,410,660
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,533,996	57,673,749
Texas Instruments, Inc.	249,868	14,522,328
Tokyo Electron Ltd.	18,400	1,224,618
u-blox Holding AG	1,881	389,418
		187,586,265
Software - 0.5%
Cadence Design Systems, Inc. (a)	809,682	18,055,909
Check Point Software Technologies Ltd. (a)	102,537	8,950,455
Constellation Software, Inc.	4,156	1,783,677
Dassault Systemes SA	209,766	16,695,257
Micro Focus International PLC	78,146	1,510,036
Nexon Co. Ltd.	22,500	356,966
Nintendo Co. Ltd.	9,500	1,460,568
Sage Group PLC	282,940	2,499,287
SAP AG	387,624	30,610,551
SAP AG sponsored ADR	20,600	1,627,400
Software AG (Bearer)	7,292	194,997
Synopsys, Inc. (a)	80,017	4,007,251
Trend Micro, Inc.	132,000	5,382,941
		93,135,295
Technology Hardware, Storage & Peripherals - 0.4%
Canon, Inc.	124,300	3,756,223
Catcher Technology Co. Ltd.	300,000	2,904,189
Fujifilm Holdings Corp.	287,200	11,632,650
Hitachi Maxell Ltd.	15,300	252,431
Konica Minolta, Inc.	21,300	223,901
Logitech International SA (Reg.)	35,586	534,387
NEC Corp.	3,816,700	12,774,008
Neopost SA	150,607	3,930,359
Samsung Electronics Co. Ltd.	43,325	47,957,120
Seiko Epson Corp.	65,400	1,030,093
Toshiba Tec Corp.	90,000	269,781
		85,265,142

TOTAL INFORMATION TECHNOLOGY		743,547,904

MATERIALS - 2.0%
Chemicals - 1.5%
Akzo Nobel NV	1,062,933	75,526,055
Arkema SA	106,200	7,651,301
Asahi Kasei Corp.	41,000	280,472
Clariant AG (Reg.)	1,031,529	19,019,396
Daicel Chemical Industries Ltd.	224,500	3,286,344
Denki Kagaku Kogyo KK	1,568,000	6,929,261
Dic Corp.	300,000	865,150
Evonik Industries AG	59,223	2,023,580
Givaudan SA	16,017	28,909,529
HEXPOL AB (B Shares)	151,270	1,611,248
Johnson Matthey PLC	177,900	7,582,566
JSR Corp.	97,400	1,533,397
Kemira Oyj	44,023	528,847
Koninklijke DSM NV	18,944	963,069
Kuraray Co. Ltd.	686,700	8,741,340
Linde AG	274,663	47,954,756
Mitsubishi Chemical Holdings Corp.	613,900	4,023,015
Nippon Paint Holdings Co. Ltd.	629,200	15,768,335
Nissan Chemical Industries Co. Ltd.	72,200	1,732,565
Nitto Denko Corp.	11,900	801,969
Novozymes A/S Series B	90,984	4,374,571
Orica Ltd.	1,227,340	14,024,274
Sanyo Chemical Industries Ltd.	18,000	142,567
Shin-Etsu Chemical Co. Ltd.	197,700	11,182,657
Showa Denko K.K.	136,000	178,976
Sumitomo Chemical Co. Ltd.	246,000	1,410,853
Symrise AG	430,503	29,137,559
Syngenta AG (Switzerland)	13,676	5,036,871
Wacker Chemie AG	14,374	1,292,249
		302,512,772
Construction Materials - 0.0%
CRH PLC	32,385	952,177
HeidelbergCement Finance AG	38,629	3,075,703
Lafargeholcim Ltd. (Reg.)	29,877	1,597,157
		5,625,037
Containers & Packaging - 0.1%
Rexam PLC	717,200	6,259,614
Smurfit Kappa Group PLC	558,194	15,251,190
Toyo Seikan Group Holdings Ltd.	34,400	677,102
		22,187,906
Metals & Mining - 0.3%
BHP Billiton Ltd.	321,823	4,279,301
BHP Billiton PLC	401,587	4,819,511
BHP Billiton PLC ADR	163,800	3,972,150
Iluka Resources Ltd.	1,248,185	5,190,453
JFE Holdings, Inc.	84,900	1,339,365
MMC Norilsk Nickel PJSC sponsored ADR	162,430	2,196,866
Nippon Steel & Sumitomo Metal Corp.	65,500	1,315,587
Outokumpu Oyj (A Shares) (a)	184,906	573,975
Rio Tinto Ltd.	102,390	3,399,564
Rio Tinto PLC	720,027	23,840,681
Rio Tinto PLC sponsored ADR	96,517	3,192,782
Salzgitter AG	39,508	971,758
South32 Ltd. (a)	5,475,500	4,712,259
		59,804,252
Paper & Forest Products - 0.1%
Altri SGPS SA	60,446	332,349
M-real OYJ (B Shares)	125,934	906,108
Stora Enso Oyj (R Shares)	200,039	1,976,134
UPM-Kymmene Corp.	206,130	3,935,405
		7,149,996

TOTAL MATERIALS		397,279,963

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.4%
Belgacom SA	33,458	1,105,219
BT Group PLC	2,813,444	20,994,086
BT Group PLC sponsored ADR	48,785	3,649,118
Elisa Corp. (A Shares)	51,328	1,912,171
Hellenic Telecommunications Organization SA	425,118	4,114,291
Inmarsat PLC	174,829	2,935,906
Nippon Telegraph & Telephone Corp.	392,200	14,558,003
Nippon Telegraph & Telephone Corp. sponsored ADR	50,146	1,868,941
Singapore Telecommunications Ltd.	1,716,700	4,661,275
TDC A/S	2,254,922	11,844,564
Telecom Italia SpA (a)	2,913,185	3,763,013
Telenor ASA	228,577	3,984,721
Telstra Corp. Ltd.	920,772	3,560,167
TPG Telecom Ltd.	208,905	1,560,657
		80,512,132
Wireless Telecommunication Services - 1.5%
China Mobile Ltd.	3,236,017	37,022,917
KDDI Corp.	4,864,614	120,664,747
Mobile TeleSystems OJSC (a)	561,595	1,837,648
NTT DOCOMO, Inc.	209,000	3,952,769
Philippine Long Distance Telephone Co.	57,620	2,504,357
SK Telecom Co. Ltd.	190,508	38,363,409
SoftBank Corp.	395,300	20,966,549
Vodafone Group PLC	19,870,568	66,871,313
Vodafone Group PLC sponsored ADR	133,844	4,491,805
		296,675,514

TOTAL TELECOMMUNICATION SERVICES		377,187,646

UTILITIES - 1.0%
Electric Utilities - 0.3%
Enel SpA	2,816,425	12,420,546
Scottish & Southern Energy PLC	1,789,593	38,601,563
Tohoku Electric Power Co., Inc.	52,800	620,218
		51,642,327
Gas Utilities - 0.1%
APA Group unit	1,820,230	11,715,874
China Resource Gas Group Ltd.	2,796,000	7,807,286
ENN Energy Holdings Ltd.	488,000	2,473,531
Tokyo Gas Co. Ltd.	1,733,000	8,279,263
		30,275,954
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co. Ltd.	143,300	4,580,711
Multi-Utilities - 0.5%
Centrica PLC	1,941,446	6,369,865
Engie	3,271,270	56,993,733
National Grid PLC	919,300	12,818,235
Veolia Environnement SA	808,550	19,365,391
		95,547,224
Water Utilities - 0.1%
Guangdong Investment Ltd.	7,709,200	10,519,618

TOTAL UTILITIES		192,565,834

TOTAL COMMON STOCKS
(Cost $6,029,829,293)		6,653,515,620

Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	12,265	1,028,264
Hyundai Motor Co.	81,300	7,779,703
Porsche Automobil Holding SE (Germany)	109,386	5,727,668
Volkswagen AG	307,104	42,566,731
		57,102,366
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Ambev SA sponsored ADR	3,026,553	14,436,658
Household Products - 0.2%
Henkel AG& Co. KGaA	314,740	35,747,894

TOTAL CONSUMER STAPLES		50,184,552

FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	186,100	1,336,707
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	45,553	1,584,104
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	1,464	344,547

TOTAL HEALTH CARE		1,928,651

MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	1,509,327	2,384,737
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	1,248,555	1,436,428
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $134,844,840)		114,373,441

Equity Funds - 60.5%
Europe Stock Funds - 6.8%
Henderson European Focus Fund Class A	38	1,289
iShares Europe ETF	6,287,300	261,803,172
iShares MSCI Italy Capped ETF	14,736,400	212,056,796
iShares MSCI Spain Capped ETF	5,149,100	156,790,095
Vanguard FTSE European ETF	7,517,928	386,647,037
WisdomTree Europe Hedged Equity ETF	5,413,450	340,722,543

TOTAL EUROPE STOCK FUNDS		1,358,020,932

Foreign Large Blend Funds - 28.2%
Artisan International Value Fund Investor Class	25,369,538	821,211,957
Dodge & Cox International Stock Fund	60	2,368
Fidelity Overseas Fund (b)	15,193,228	634,469,213
Harbor International Fund Institutional Class	21,088,783	1,344,409,928
Henderson International Opportunities Fund Class A	25,199,791	683,922,331
Litman Gregory Masters International Fund Investor Class	13,415,312	224,169,866
Manning & Napier Fund, Inc. World Opportunities Series Class A	9,178,904	64,894,850
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	61,066,458	944,087,437
Oakmark International Fund Class I	40,499,591	933,920,565
T. Rowe Price Overseas Stock Fund Class I	249	2,335

TOTAL FOREIGN LARGE BLEND FUNDS		5,651,090,850

Foreign Large Growth Funds - 15.6%
American EuroPacific Growth Fund Class F-1	1,338,052	63,744,799
Fidelity Canada Fund (b)	720,244	32,108,498
Fidelity Diversified International Fund (b)	28,166,885	1,013,444,534
Fidelity International Capital Appreciation Fund (b)	4,595,958	78,223,205
Fidelity International Discovery Fund (b)	35,178,922	1,408,915,819
Invesco International Growth Fund R5 Class	673	21,856
Oppenheimer International Growth Fund Class I	9,724,701	360,689,163
Thornburg International Value Fund Class I	6,762,341	169,193,778

TOTAL FOREIGN LARGE GROWTH FUNDS		3,126,341,652

Foreign Large Value Funds - 1.3%
Pear Tree Polaris Foreign Value Fund Institutional Shares	15,303,316	270,103,533
Foreign Small Mid Blend Funds - 1.8%
Franklin International Small Cap Growth Fund Class A	63	1,198
iShares MSCI EAFE Small-Cap ETF	7,088,014	357,661,186

TOTAL FOREIGN SMALL MID BLEND FUNDS		357,662,384

Foreign Small Mid Growth Funds - 0.3%
MFS International New Discovery Fund Class A	57	1,603
Thornburg International Growth Fund Class I	1,625,855	32,240,709
Wasatch International Growth Fund Investor Class	69	2,056
Westcore International Small-Cap Fund	2,283,002	37,464,069

TOTAL FOREIGN SMALL MID GROWTH FUNDS		69,708,437

Sector Funds - 0.9%
RS Global Natural Resources Fund Class A	68	1,137
SPDR DJ International Real Estate ETF	1,525,300	61,118,771
Voya International Real Estate Fund Class A	15,244,199	129,575,690

TOTAL SECTOR FUNDS		190,695,598

Other - 5.6%
Fidelity Japan Fund (b)	10,791,297	129,063,911
Fidelity Japan Smaller Companies Fund (b)	5,871,972	81,561,697
iShares MSCI Australia ETF	4,115,497	78,564,838
iShares MSCI Japan ETF	65,439,205	810,791,750
Matthews Pacific Tiger Fund Investor Class	16,472	429,923
WisdomTree Japan Hedged Equity ETF	470,295	25,870,928

TOTAL OTHER		1,126,283,047

TOTAL EQUITY FUNDS
(Cost $10,592,286,267)		12,149,906,433
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.18% 12/10/15 to 2/25/16 (c)
(Cost $49,062,666)	49,070,000	49,065,272
	Shares

Money Market Funds - 5.5%
SSgA U.S. Treasury Money Market Fund Class N, 0% (d)
(Cost $1,094,891,028)	1,094,891,028	1,094,891,028
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $17,900,914,094)		20,061,751,794
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,048,706
NET ASSETS - 100%		$20,072,800,500

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
6,852 CME Nikkei 225 Index Contracts (United States)	Dec. 2015	678,176,700	$61,168,102
3,165 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2015	275,988,000	13,903,381
TOTAL FUTURES CONTRACTS			$75,071,483

The face value of futures purchased as a percentage of Net Assets is 4.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,065,272.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$116,552,732	$--	$75,049,152	$--	$32,108,498
Fidelity Diversified International Fund	1,269,750,988	--	233,242,533	--	1,013,444,534
Fidelity International Capital Appreciation Fund	86,028,252	--	6,205,694	--	78,223,205
Fidelity International Discovery Fund	1,706,675,613	--	279,475,384	--	1,408,915,819
Fidelity Japan Fund	208,037,991	--	82,452,291	--	129,063,911
Fidelity Japan Smaller Companies Fund	90,362,149	--	13,934,022	--	81,561,697
Fidelity Overseas Fund	730,857,956	--	102,818,877	--	634,469,213
Total	$4,208,265,681	$--	$793,177,953	$--	$3,377,786,877

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$829,331,895	$517,542,292	$311,789,603	$--
Consumer Staples	1,027,962,440	516,180,520	511,781,920	--
Energy	251,618,263	98,884,864	152,733,399	--
Financials	1,437,980,733	881,259,288	556,721,445	--
Health Care	626,905,576	214,765,112	412,140,464	--
Industrials	879,687,642	694,646,760	185,040,882	--
Information Technology	743,547,904	621,660,697	121,887,206	1
Materials	399,664,700	284,247,035	115,417,665	--
Telecommunication Services	378,624,074	42,128,668	336,495,406	--
Utilities	192,565,834	128,229,015	64,336,819	--
Equity Funds	12,149,906,433	12,149,906,433	--	--
U.S. Treasury Obligations	49,065,272	--	49,065,272	--
Money Market Funds	1,094,891,028	1,094,891,028	--	--
Total Investments in Securities:	$20,061,751,794	$17,244,341,712	$2,817,410,081	$1
Derivative Instruments:
Assets
Futures Contracts	$75,071,483	$75,071,483	$--	$--
Total Assets	$75,071,483	$75,071,483	$--	$--
Total Derivative Instruments:	$75,071,483	$75,071,483	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$779,610,490
Level 2 to Level 1	$123,705,389

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $17,941,292,515. Net unrealized appreciation aggregated $2,120,459,279, of which $2,835,623,900 related to appreciated investment securities and $715,164,621 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2015

SRQ-QTLY-0116
1.912885.105

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.9%
	Shares	Value
High Yield Fixed-Income Funds - 99.9%
Artisan High Income Fund Investor Shares	1,487,033	$13,992,985
BlackRock High Yield Bond Portfolio Investor A Class	62,929,104	466,304,663
Eaton Vance Income Fund of Boston Class A	56,499,810	312,443,948
Fidelity Advisor High Income Advantage Fund Class I (a)	30,158,967	291,034,029
Fidelity Advisor High Income Fund Class I (a)	4,445,718	33,076,139
Fidelity Capital & Income Fund (a)	75,806,787	711,067,662
Fidelity High Income Fund (a)	35,846,366	294,657,129
Hotchkis and Wiley High Yield Fund Class A	36,762,176	421,662,162
Janus High-Yield Fund Class T	55,096,658	449,588,726
MainStay High Yield Corporate Bond Fund Class A	36,131,157	197,276,118
T. Rowe Price High Yield Fund Class I	114,018,698	722,867,814
Third Avenue Focused Credit Fund Investor Class	10,472,559	74,250,445

TOTAL HIGH YIELD FIXED-INCOME FUNDS		3,988,221,820

TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,154,645,502)		3,988,221,820
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,179,281
NET ASSETS - 100%		$3,991,401,101

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$264,787,761	$45,113,106	$--	$9,763,780	$291,034,029
Fidelity Advisor High Income Fund Class I	43,206,263	--	6,905,870	1,702,303	33,076,139
Fidelity Capital & Income Fund	727,786,715	52,908,037	24,763,992	17,745,854	711,067,662
Fidelity High Income Fund	370,801,033	14,462,994	57,696,144	14,462,441	294,657,129
Total	$1,406,581,772	$112,484,137	$89,366,006	$43,674,378	$1,329,834,959

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $4,160,816,860. Net unrealized depreciation aggregated $172,595,040, of which $88,262,789 related to appreciated investment securities and $260,857,829 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Income Multi-Manager Fund

November 30, 2015

ACF-QTLY-0116
1.941274.103

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.4%
General Motors Co. 3.5% 10/2/18	$20,000	$20,282
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,072
3% 9/25/17	31,000	31,234
3.25% 5/15/18	10,000	10,095
3.5% 7/10/19	10,000	10,089
4.25% 5/15/23	10,000	10,044
4.375% 9/25/21	55,000	56,194
4.75% 8/15/17	15,000	15,561
		173,571
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	9,000	9,273
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	101,650
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	13,000	13,149
4.908% 7/23/25 (a)	16,000	16,249
Discovery Communications LLC 3.25% 4/1/23	2,000	1,863
NBCUniversal, Inc. 5.15% 4/30/20	100,000	112,692
Time Warner Cable, Inc.:
4% 9/1/21	118,000	121,189
5.5% 9/1/41	10,000	9,202
5.875% 11/15/40	13,000	12,578
6.55% 5/1/37	18,000	18,237
7.3% 7/1/38	17,000	18,420
8.25% 4/1/19	17,000	19,682
Viacom, Inc. 4.25% 9/1/23	22,000	21,810
		365,071
Multiline Retail - 0.3%
Family Tree Escrow LLC 5.25% 3/1/20 (a)	100,000	103,500

TOTAL CONSUMER DISCRETIONARY		753,065

CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Constellation Brands, Inc. 4.25% 5/1/23	40,000	40,300
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	6,977
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	4,000	3,981
Tobacco - 0.2%
Altria Group, Inc. 4.75% 5/5/21	20,000	21,844
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,064
3.25% 11/1/22	50,000	49,701
4% 6/12/22	3,000	3,121
4.75% 11/1/42	8,000	7,723
5.7% 8/15/35	3,000	3,301
6.15% 9/15/43	4,000	4,579
		95,333

TOTAL CONSUMER STAPLES		146,591

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	86,017
Halliburton Co.:
3.8% 11/15/25	6,000	6,043
4.85% 11/15/35	5,000	5,050
5% 11/15/45	7,000	7,126
		104,236
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp.:
5.75% 3/15/23	5,000	2,125
6.125% 2/15/21	165,000	70,125
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	2,000	1,989
3.3% 6/1/20 (a)	12,000	11,865
4.5% 6/1/25 (a)	3,000	2,873
5.8% 6/1/45 (a)	4,000	3,764
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,644
2.7% 4/1/19	4,000	3,544
3.875% 3/15/23	20,000	16,406
5.6% 4/1/44	10,000	7,555
El Paso Corp. 6.5% 9/15/20	20,000	20,693
Enable Midstream Partners LP:
2.4% 5/15/19 (a)	3,000	2,756
3.9% 5/15/24 (a)	3,000	2,347
Kinder Morgan, Inc.:
3.05% 12/1/19	123,000	112,722
4.3% 6/1/25	20,000	16,905
MPLX LP 4% 2/15/25	2,000	1,811
Petrobras Global Finance BV:
5.625% 5/20/43	10,000	6,351
7.25% 3/17/44	91,000	64,707
Petroleos Mexicanos:
3.5% 7/23/20 (a)	10,000	9,862
6.5% 6/2/41	15,000	14,150
Southwestern Energy Co.:
3.3% 1/23/18	4,000	3,821
4.05% 1/23/20	8,000	7,089
4.95% 1/23/25	46,000	37,901
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,002
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,414
4.55% 6/24/24	38,000	31,180
Western Gas Partners LP 5.375% 6/1/21	2,000	2,086
Williams Partners LP 4.3% 3/4/24	8,000	6,943
		470,630

TOTAL ENERGY		574,866

FINANCIALS - 5.5%
Banks - 1.5%
Bank of America Corp.:
3.3% 1/11/23	39,000	38,977
3.95% 4/21/25	41,000	40,556
4% 1/22/25	85,000	84,378
4.1% 7/24/23	5,000	5,227
4.25% 10/22/26	11,000	11,038
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,010
4.05% 7/30/22	4,000	4,127
4.4% 6/10/25	11,000	11,187
5.3% 5/6/44	21,000	22,104
5.5% 9/13/25	4,000	4,394
6.125% 5/15/18	31,000	34,126
Citizens Financial Group, Inc. 4.4% 12/3/25	20,000	19,979
Credit Suisse AG 6% 2/15/18	2,000	2,161
Credit Suisse New York Branch 1.7% 4/27/18	108,000	107,689
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,044
3.875% 9/10/24	26,000	26,138
4.125% 12/15/26	31,000	31,369
4.25% 10/15/20	4,000	4,277
4.35% 8/15/21	4,000	4,308
4.625% 5/10/21	4,000	4,368
4.95% 3/25/20	4,000	4,385
Regions Financial Corp. 2% 5/15/18	10,000	9,958
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	102,871
6% 12/19/23	35,000	38,130
6.1% 6/10/23	13,000	14,149
6.125% 12/15/22	29,000	31,908
		682,858
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,099
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,988
2.625% 1/31/19	24,000	24,435
2.9% 7/19/18	29,000	29,744
5.75% 1/24/22	8,000	9,178
6.75% 10/1/37	190,000	228,061
Lazard Group LLC 4.25% 11/14/20	8,000	8,353
Morgan Stanley:
2.375% 7/23/19	20,000	20,133
3.7% 10/23/24	18,000	18,312
3.75% 2/25/23	36,000	37,283
4.875% 11/1/22	147,000	158,989
5% 11/24/25	13,000	14,015
		582,590
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	25,077
Discover Financial Services 3.95% 11/6/24	7,000	6,935
Hyundai Capital America 2.125% 10/2/17 (a)	4,000	3,992
Synchrony Financial:
1.875% 8/15/17	3,000	2,993
3% 8/15/19	4,000	4,019
3.75% 8/15/21	6,000	6,045
4.25% 8/15/24	6,000	5,998
		55,059
Diversified Financial Services - 0.3%
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,013
3.75% 12/1/25	7,000	7,063
MSCI, Inc. 5.25% 11/15/24 (a)	100,000	103,000
		114,076
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,213
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,000	7,283
Pacific LifeCorp 6% 2/10/20 (a)	2,000	2,238
Prudential Financial, Inc.:
4.5% 11/16/21	100,000	108,648
5.375% 5/15/45 (b)	11,000	11,165
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,025
		134,572
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,978
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,945
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,213
Camden Property Trust:
2.95% 12/15/22	4,000	3,871
4.25% 1/15/24	8,000	8,317
Corporate Office Properties LP 5% 7/1/25	5,000	4,855
DDR Corp.:
3.5% 1/15/21	140,000	141,036
3.625% 2/1/25	5,000	4,756
4.25% 2/1/26	4,000	3,989
4.75% 4/15/18	132,000	138,607
Duke Realty LP:
3.625% 4/15/23	5,000	4,896
3.875% 10/15/22	8,000	8,047
5.95% 2/15/17	10,000	10,492
Equity One, Inc. 3.75% 11/15/22	20,000	19,413
ERP Operating LP 4.625% 12/15/21	275,000	300,009
Government Properties Income Trust 3.75% 8/15/19	10,000	10,089
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,880
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	3,998
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	3,000	2,941
4.95% 4/1/24	3,000	3,034
5.25% 1/15/26 (a)	10,000	10,276
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,896
5% 12/15/23	2,000	2,058
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,948
WP Carey, Inc.:
4% 2/1/25	13,000	12,491
4.6% 4/1/24	20,000	20,283
		733,318
Real Estate Management & Development - 0.3%
BioMed Realty LP 2.625% 5/1/19	6,000	5,848
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,774
4.1% 10/1/24	10,000	9,710
4.95% 4/15/18	11,000	11,544
CBRE Group, Inc. 4.875% 3/1/26	20,000	19,807
Digital Realty Trust LP 3.95% 7/1/22	7,000	6,942
Essex Portfolio LP 3.875% 5/1/24	7,000	7,059
Liberty Property LP 3.375% 6/15/23	25,000	23,799
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	8,932
3.15% 5/15/23	12,000	10,387
Mid-America Apartments LP:
4% 11/15/25	3,000	2,992
4.3% 10/15/23	2,000	2,035
Tanger Properties LP:
3.75% 12/1/24	7,000	6,900
3.875% 12/1/23	4,000	4,012
Ventas Realty LP 4.125% 1/15/26	3,000	2,998
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,135
		135,874

TOTAL FINANCIALS		2,438,347

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,171
WellPoint, Inc. 3.3% 1/15/23	21,000	20,756
		22,927
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,004
Zoetis, Inc. 3.25% 2/1/23	4,000	3,824
		6,828

TOTAL HEALTH CARE		29,755

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	4,926
3.75% 2/1/22	11,000	10,857
3.875% 4/1/21	9,000	9,090
4.25% 9/15/24	9,000	8,820
		33,693
INFORMATION TECHNOLOGY - 0.1%
Software - 0.0%
Autodesk, Inc. 3.125% 6/15/20	20,000	19,877
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	10,000	10,079
4.4% 10/15/22 (a)	10,000	10,041
4.9% 10/15/25 (a)	10,000	9,873
		29,993

TOTAL INFORMATION TECHNOLOGY		49,870

MATERIALS - 0.7%
Metals & Mining - 0.7%
Alcoa, Inc. 5.125% 10/1/24	124,000	117,335
Anglo American Capital PLC:
3.625% 5/14/20 (a)	10,000	8,300
4.875% 5/14/25 (a)	19,000	14,155
Barrick Gold Corp.:
3.85% 4/1/22	6,000	5,374
4.1% 5/1/23	166,000	145,967
		291,131
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 5.55% 8/15/41	48,000	49,340
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,060
6% 4/1/17	2,000	2,065
6.15% 9/15/19	2,000	2,055
Embarq Corp. 7.082% 6/1/16	6,000	6,150
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	28,786
4.5% 9/15/20	103,000	111,835
5.012% 8/21/54	84,000	79,616
6.55% 9/15/43	76,000	91,788
		373,695
UTILITIES - 0.2%
Electric Utilities - 0.2%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,119
Duke Energy Corp. 2.1% 6/15/18	5,000	5,041
Entergy Corp. 4% 7/15/22	10,000	10,250
FirstEnergy Corp.:
4.25% 3/15/23	30,000	30,433
7.375% 11/15/31	5,000	6,035
IPALCO Enterprises, Inc. 3.45% 7/15/20	17,000	16,745
		71,623
Multi-Utilities - 0.0%
Dominion Resources, Inc. 2.6266% 9/30/66 (b)	6,000	4,679
Puget Energy, Inc.:
6% 9/1/21	13,000	14,770
6.5% 12/15/20	4,000	4,612
		24,061

TOTAL UTILITIES		95,684

TOTAL NONCONVERTIBLE BONDS
(Cost $4,949,151)		4,786,697

U.S. Treasury Obligations - 5.3%
U.S. Treasury Bonds 3% 5/15/45	565,000	565,772
U.S. Treasury Notes:
0.625% 12/31/16	$1,144,000	$1,142,258
1.625% 7/31/20	82,000	81,955
2% 8/15/25	559,000	548,104
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,337,551)		2,338,089

U.S. Government Agency - Mortgage Securities - 5.1%
Fannie Mae - 2.7%
2.5% 1/1/28	87,413	89,076
3% 9/1/43	179,660	180,791
3.5% 5/1/45 to 11/1/45	194,817	202,247
3.5% 12/1/45 (c)(d)	100,000	103,580
4% 4/1/42 to 8/1/42	249,079	264,794
4.5% 3/1/41 to 1/1/42	103,287	111,991
5.5% 5/1/27 to 9/1/41	218,404	243,642

TOTAL FANNIE MAE		1,196,121

Freddie Mac - 1.0%
3% 2/1/43	81,665	82,385
3.5% 4/1/43 to 8/1/43	170,249	176,525
4% 2/1/41	79,569	84,553
4.5% 3/1/41 to 4/1/41	78,824	85,339

TOTAL FREDDIE MAC		428,802

Ginnie Mae - 1.4%
3% 6/20/45	98,179	99,889
3.5% 4/20/42 to 4/20/45	158,347	165,662
3.5% 1/1/46 (c)	100,000	104,177
4% 11/20/40	64,845	69,148
4.5% 5/20/41	78,350	84,807
5% 10/15/33	99,069	109,453

TOTAL GINNIE MAE		633,136

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,246,249)		2,258,059

Asset-Backed Securities - 0.1%
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57(a)		$
(Cost $31,029)	$31,068	$30,983

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 3% 11/25/25(a)
(Cost $100,000)	100,000	100,000

Commercial Mortgage Securities - 1.8%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	101,737
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	101,343	104,478
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	6,469	6,605
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	9,529	9,726
Series 2007-CB18 Class A4, 5.44% 6/12/47	65,650	67,559
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (b)	240,000	246,899
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0966% 7/15/44 (b)	9,775	10,241
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (b)	20,710	21,108
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	175,182
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,401
Series 2007-C33 Class A4, 5.9524% 2/15/51 (b)	22,773	23,643
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $827,523)		777,579

Municipal Securities - 0.5%
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2012 B, 5.432% 1/1/42	$25,000	$22,067
6.314% 1/1/44	35,000	34,001
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	5,000	5,093
4.95% 6/1/23	10,000	10,054
5.1% 6/1/33	95,000	90,108
Series 2010 5, 6.2% 7/1/21	5,000	5,381
Series 2010-1, 6.63% 2/1/35	20,000	20,698
Series 2010-3:
6.725% 4/1/35	5,000	5,254
7.35% 7/1/35	5,000	5,483
Series 2011, 5.877% 3/1/19	15,000	16,089
Series 2013:
1.84% 12/1/16	5,000	4,999
3.6% 12/1/19	5,000	4,947
TOTAL MUNICIPAL SECURITIES
(Cost $232,366)		224,174

Foreign Government and Government Agency Obligations - 0.0%
United Mexican States 3.5% 1/21/21 (Cost $10,945)	$11,000	$11,204

Bank Notes - 0.0%
Marshall & Ilsley Bank 5% 1/17/17
(Cost $1,030)	1,000	1,035
	Shares	Value

Fixed-Income Funds - 73.6%
Intermediate Government Funds - 0.1%
Fidelity GNMA Fund (e)	5,164	$59,597
Intermediate-Term Bond Funds - 73.5%
DoubleLine Total Return Bond Fund Class I	131,489	1,425,344
JPMorgan Core Bond Fund Select Class	374,259	4,352,631
Metropolitan West Total Return Bond Fund Class I	506,228	5,462,199
PIMCO Total Return Fund Institutional Class	875,702	9,177,352
Prudential Total Return Bond Fund Class Z	193,753	2,733,848
Western Asset Core Bond Fund Class I	225,091	2,750,616
Western Asset Core Plus Bond Fund Class IS	566,500	6,531,749

TOTAL INTERMEDIATE-TERM BOND FUNDS		32,433,739

TOTAL FIXED-INCOME FUNDS
(Cost $33,168,339)		32,493,336

Short-Term Funds - 2.4%
Short-Term Funds - 2.4%
Prudential Short-Term Corporate Bond Fund Class Z
(Cost $1,083,129)	94,988	1,054,366

Money Market Funds - 0.3%
SSgA U.S. Treasury Money Market Fund Class N, 0%(f)(g)
(Cost $136,225)	136,225	136,225
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $45,123,537)		44,211,747
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(50,387)
NET ASSETS - 100%		$44,161,360

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 12/1/45
(Proceeds $103,484)	$(100,000)	$(103,850)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $567,616 or 1.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated Fund

 (f) Non-income producing

 (g) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$982,171	$1,008	$918,257	$7,461	$59,597
Total	$982,171	$1,008	$918,257	$7,461	$59,597

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,786,697	$--	$4,786,697	$--
U.S. Government and Government Agency Obligations	2,338,089	--	2,338,089	--
U.S. Government Agency - Mortgage Securities	2,258,059	--	2,258,059	--
Asset-Backed Securities	30,983	--	30,983	--
Collateralized Mortgage Obligations	100,000	--	100,000	--
Commercial Mortgage Securities	777,579	--	777,579	--
Municipal Securities	224,174	--	224,174	--
Foreign Government and Government Agency Obligations	11,204	--	11,204	--
Bank Notes	1,035	--	1,035	--
Fixed-Income Funds	32,493,336	32,493,336	--	--
Short-Term Funds	1,054,366	1,054,366	--	--
Money Market Funds	136,225	136,225	--	--
Total Investments in Securities:	$44,211,747	$33,683,927	$10,527,820	$--
Other Financial Instruments:
TBA Sale Commitments	$(103,580)	$--	$(103,580)	$--
Total Other Financial Instruments:	$(103,580)	$--	$(103,580)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $45,134,537. Net unrealized depreciation aggregated $922,790, of which $265,669 related to appreciated investment securities and $1,188,459 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2015

SAE-QTLY-0116
1.918362.105

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 21.5%
	Shares	Value
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
Amtek Auto Ltd. (a)	104,060	$64,181
CEAT Ltd. (a)	63,906	986,197
Ege Endustri Ve Ticaret A/S	1,463	159,194
FIEM Industries Ltd. (a)	6,200	68,957
Gabriel India Ltd. (a)	101,598	136,711
Gmb Korea Corp.	7,110	30,065
HS Chemical	2,389	82,381
Hyundai Mobis	5,263	1,132,018
JK Tyre & Industries Ltd. (a)	66,839	100,647
MRF Ltd.	2,981	1,742,895
Seoyon Co. Ltd.	10,757	114,527
Sewon Precision Industries Co. Ltd.	912	17,572
Sri Trang Agro-Industry PCL NVDR	177,100	54,371
Sungwoo Hitech Co. Ltd.	32,043	227,896
Tianneng Power International Ltd. (a)	1,028,000	849,877
TVS Srichakra Ltd. (a)	1,476	64,700
Yoo Sung Enterprise	16,600	60,104
		5,892,293
Automobiles - 1.3%
Dongfeng Motor Group Co. Ltd. (H Shares)	4,134,000	5,619,738
Geely Automobile Holdings Ltd.	4,160,000	2,183,699
Hero Motocorp Ltd. (a)	187,366	7,607,749
Hyundai Motor Co.	36,851	4,685,876
Kia Motors Corp.	203,726	9,220,517
Maruti Suzuki India Ltd. (a)	248,428	17,216,613
Tofas Turk Otomobil Fabrikasi A/S	1,221,580	8,063,497
		54,597,689
Distributors - 0.1%
Imperial Holdings Ltd.	484,676	5,094,529
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR	33,641	976,262
Hotels, Restaurants & Leisure - 0.1%
Central Plaza Hotel PCL unit	143,700	181,480
China Lodging Group Ltd. ADR (a)	7,647	218,092
Sands China Ltd.	1,081,200	3,653,527
		4,053,099
Household Durables - 0.4%
Cyrela Brazil Realty SA	632,765	1,208,615
Haier Electronics Group Co. Ltd.	3,983,500	7,141,421
Kang Yong Electric PCL NVDR	5,000	38,934
LG Electronics, Inc.	3,080	143,913
MRV Engenharia e Participacoes SA	2,270,687	4,847,732
Skyworth Digital Holdings Ltd.	3,982,000	2,624,383
Vestel Elektonik Sanayi ve Ticaret A/S (a)	180,391	344,899
Vestel White Goods A/S	224,279	982,339
Wuxi Little Swan Co. Ltd. (B Shares)	242,975	550,603
		17,882,839
Media - 0.1%
ABS CBN Broadcasting Corp. (depositary receipt)	190,800	254,967
CJ Hellovision Co. Ltd.	18,856	177,184
Dish TV India Ltd. (a)	989,013	1,608,296
Eros International Media Ltd. (a)	52,897	177,131
Hyundai HCN	154,083	469,563
KT Skylife Co. Ltd.	6,226	99,832
Megacable Holdings S.A.B. de CV unit	56,222	217,146
Multiplus SA	18,600	181,433
PVR Ltd. (a)	33,440	426,505
Smiles SA	192,700	1,782,562
		5,394,619
Multiline Retail - 0.0%
PT Matahari Department Store Tbk	215,300	243,545
Specialty Retail - 0.0%
Cashbuild Ltd.	3,812	85,440
Net Turizm Ticaret Ve Snayi A/S (a)	896,496	520,065
Pc Jeweller Ltd. (a)	18,737	101,541
Pou Sheng International (Holdings) Ltd. (a)	544,000	103,840
PTG Energy PCL unit	258,400	106,014
Super Group Ltd. (a)	38,982	100,394
		1,017,294
Textiles, Apparel & Luxury Goods - 0.2%
361 Degrees International Ltd.	305,000	116,438
Aksa Akrilik Kimya Sanayii	84,245	305,951
Belle International Holdings Ltd.	3,250,000	2,841,961
CECEP COSTIN New Materials Group Ltd.	741,000	97,482
China Dongxiang Group Co. Ltd.	1,007,000	251,963
China Great Star International Ltd. (a)	66,524	132,477
China Lilang Ltd.	137,000	107,077
Fuguiniao Co. Ltd.	62,000	33,825
Grendene SA	55,100	242,816
Himatsingka Seide Ltd. (a)	73,516	245,015
Huvis Corp.	29,208	200,934
KPR Mill Ltd.	13,876	172,909
Luthai Textile JSC Ltd. (B Shares)	92,400	129,779
Mirza International Ltd. (a)	57,141	123,006
Peak Sport Products Co. Ltd.	384,000	120,844
RSWM Ltd. (a)	31,500	149,171
Sri Rejeki Isman Tbk PT	10,336,300	277,926
TOPBI International Holdings Ltd.	43,000	200,888
Trident Ltd. (a)	112,718	97,414
Vaibhav Global Ltd. (a)	4,869	40,874
Weiqiao Textile Co. Ltd. (H Shares)	483,500	198,303
Welspun India Ltd. (a)	81,251	1,064,903
		7,151,956

TOTAL CONSUMER DISCRETIONARY		102,304,125

CONSUMER STAPLES - 2.2%
Beverages - 0.7%
Ambev SA	1,310,689	6,314,614
Compania Cervecerias Unidas SA sponsored ADR	5,787	129,050
Embotelladora Andina SA sponsored ADR	3,860	72,259
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	127,467	12,285,269
Pepsi-Cola Products Philippines, Inc.	1,114,100	85,073
Radico Khaitan Ltd. (a)	51,099	87,400
SABMiller PLC	212,954	12,930,231
		31,903,896
Food & Staples Retailing - 0.5%
BGFretail Co. Ltd.	8,310	1,285,923
Clicks Group Ltd.	111,234	746,459
Drogasil SA	206,400	2,115,213
E-Mart Co. Ltd.	20,040	3,697,098
Eurocash SA	78,602	1,011,446
Grupo Comercial Chedraui S.A.B. de CV	532,846	1,447,321
GS Retail Co. Ltd.	12,124	576,945
Kiler Alisveris Hizmetleri (a)	74,181	119,678
O'Key Group SA GDR (Reg. S)	599,151	1,318,132
Pick 'n Pay Holdings Ltd.	39,927	78,716
Wal-Mart de Mexico SA de CV Series V	2,791,543	7,388,772
		19,785,703
Food Products - 0.9%
Astral Foods Ltd.	6,438	52,551
Brasil Foods SA	366,500	5,213,792
Britannia Industries Ltd.	78,707	3,460,892
China Foods Ltd. (a)	586,000	273,597
China Mengniu Dairy Co. Ltd.	4,219,000	6,714,748
Gruma S.A.B. de CV Series B	352,856	5,135,682
Grupo Herdez S.A.B. de CV	42,090	113,817
Industrias Bachoco SA de CV Series B	49,399	206,079
JBS SA	1,283,700	4,120,846
JUHAYNA Food Industries	2,201,160	2,108,377
Kernel Holding SA	8,428	100,880
M. Dias Branco SA	179,100	3,332,954
Marfrig Global Foods SA (a)	301,400	458,059
Pioneer Foods Ltd.	11,050	128,799
SLC Agricola SA	19,200	85,504
TAT Konserve (a)	40,022	75,559
Tiger Brands Ltd.	258,864	5,966,264
		37,548,400
Household Products - 0.0%
Hindustan Unilever Ltd.	19,701	239,596
PT Unilever Indonesia Tbk	114,000	302,819
		542,415
Personal Products - 0.1%
AMOREPACIFIC Group, Inc.	3,070	406,253
Bajaj Corp. Ltd. (a)	14,049	90,221
China King-highway Holdings Ltd. (a)	157,740	489,546
Emami Ltd.	69,958	976,774
Marico Ltd.	108,004	686,687
Real Nutriceutical Group Ltd.	685,000	85,743
		2,735,224
Tobacco - 0.0%
British American Tobacco (Malaysia) Bhd	5,100	69,277
ITC Ltd.	279,690	1,441,250
		1,510,527

TOTAL CONSUMER STAPLES		94,026,165

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Ezion Holdings Ltd.	6,017,100	2,474,154
Petrofac Ltd.	394,963	4,907,544
		7,381,698
Oil, Gas & Consumable Fuels - 1.7%
Aegean Marine Petroleum Network, Inc.	66,185	623,463
Bangchak Petroleum PCL:
(For. Reg.)	520,100	504,423
NVDR	570,600	553,401
Bharat Petroleum Corp. Ltd. (a)	814,200	11,044,744
Chennai Petroleum Corp. Ltd. (a)	48,872	144,391
China Petroleum & Chemical Corp. (H Shares)	122,000	75,436
CNOOC Ltd.	9,520,000	10,518,604
Cosan Ltd. Class A	674,938	2,564,764
Formosa Petrochemical Corp.	235,000	555,779
Gazprom OAO sponsored ADR (Reg. S)	528,606	2,183,671
Great Eastern Shipping Co. Ltd.	55,484	318,796
Grupa Lotos SA (a)	17,663	124,614
Hindustan Petroleum Corp. Ltd. (a)	327,293	4,136,243
Indian Oil Corp. Ltd. (a)	256,354	1,623,724
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	124,732	41,959
IRPC PCL NVDR	7,790,200	913,169
Lukoil PJSC sponsored ADR	180,552	6,956,669
Navios Maritime Acquisition Corp.	29,789	100,687
Ophir Energy PLC (a)	1,416,949	2,102,056
Petronas Dagangan Bhd	103,300	606,292
Polish Oil & Gas Co. SA	975,843	1,301,591
Polski Koncern Naftowy Orlen SA	283,078	4,758,538
PT Adaro Energy Tbk	7,335,100	291,601
PT Energi Mega Persada Tbk (a)	11,847,200	42,816
PTT PCL NVDR	163,200	1,166,040
Rukun Raharja Tbk PT	399,000	23,505
S-Oil Corp.	2,419	154,735
Sasol Ltd.	272,807	7,589,610
SK Energy Co. Ltd. (a)	8,302	912,520
Thai Oil PCL NVDR	321,000	524,100
Tsakos Energy Navigation Ltd.	201,943	1,569,097
Tupras Turkiye Petrol Rafinelleri A/S (a)	414,823	10,245,092
		74,272,130

TOTAL ENERGY		81,653,828

FINANCIALS - 4.9%
Banks - 3.2%
Abu Dhabi Commercial Bank PJSC (a)	172,009	292,723
Agricultural Bank of China Ltd. (H Shares)	3,918,000	1,500,811
Axis Bank Ltd. GDR (Reg. S)	146,968	5,187,970
Banco do Brasil SA	417,900	1,759,522
Bangkok Bank PCL NVDR	67,100	313,683
Bank of China Ltd. (H Shares)	19,900,000	8,856,807
Bank of Chongqing Co. Ltd. (H Shares)	265,500	194,499
Bank Polska Kasa Opieki SA	155,341	5,268,305
BS Financial Group, Inc.	12,340	103,509
China CITIC Bank Corp. Ltd. (H Shares) (a)	643,000	405,532
China Construction Bank Corp. (H Shares)	12,955,000	8,923,608
Chinatrust Financial Holding Co. Ltd.	13,052,832	6,837,817
Commercial International Bank SAE	516,990	2,872,148
Credicorp Ltd. (United States)	72,281	7,633,596
First Gulf Bank PJSC	1,609,771	5,259,830
Grupo Financiero Banorte S.A.B. de CV Series O	1,744,983	9,419,482
Grupo Financiero Inbursa S.A.B. de CV Series O	733,407	1,402,822
Hana Financial Group, Inc.	211,965	4,659,656
ICICI Bank Ltd. sponsored ADR	1,010,564	8,397,787
Industrial & Commercial Bank of China Ltd. (H Shares)	1,591,000	963,851
JB Financial Group Co. Ltd.	40,526	195,297
Krung Thai Bank PCL:
(For. Reg.)	9,133,500	4,333,505
NVDR	5,062,000	2,401,730
Lakshmi Vilas Bank Ltd. (a)	99,962	133,983
OTP Bank PLC	503,568	10,388,288
PT Bank Bukopin Tbk	618,100	30,380
PT Bank Jabar Banten Tbk	1,012,800	51,976
PT Bank Negara Indonesia (Persero) Tbk	8,141,200	2,806,905
PT Bank Rakyat Indonesia Tbk	4,239,519	3,301,830
PT Bank Tabungan Negara Tbk	7,212,400	662,071
Public Bank Bhd	1,009,100	4,354,328
Sberbank of Russia:
sponsored ADR	311,157	2,085,063
sponsored ADR (United Kingdom)	480,742	3,225,779
Shinhan Financial Group Co. Ltd.	317,273	11,372,209
Sinopac Holdings Co.	635,992	196,784
Standard Bank Group Ltd.	548,759	4,928,809
Standard Chartered PLC:
rights 12/10/15 (a)	130,600	164,735
(Hong Kong)	457,100	3,843,827
State Bank of Bikaner & Jaipur (a)	6,949	58,184
Thanachart Capital PCL:
(For. Reg.)	797,900	784,984
NVDR	333,700	328,298
TISCO Financial Group PCL NVDR	202,600	237,488
Turkiye Is Bankasi A/S Series C	1,203,804	1,954,516
Woori Bank	207,313	1,696,064
		139,790,991
Capital Markets - 0.1%
Brait SA	76,226	845,362
Grupo Financiero Interacciones SA de CV	62,091	385,095
Hyundai Securities Co. Ltd.	15,721	87,687
KGI Securities Thailand PCL NVDR	1,850,900	176,670
Yuanta Financial Holding Co. Ltd.	1,208,694	457,299
		1,952,113
Consumer Finance - 0.1%
Group Lease PCL NVDR	111,900	57,152
Krungthai Card PCL NVDR	205,800	565,763
Shriram Transport Finance Co. Ltd.	364,214	4,789,125
		5,412,040
Diversified Financial Services - 0.4%
Far East Horizon Ltd.	4,365,000	3,788,823
FirstRand Ltd.	1,809,392	5,885,280
Fubon Financial Holding Co. Ltd.	3,138,000	4,998,882
Haci Omer Sabanci Holding A/S	122,523	342,766
JSE Ltd.	7,811	70,421
		15,086,172
Insurance - 1.0%
Bajaj Finserv Ltd.	34,830	1,010,547
Dongbu Insurance Co. Ltd.	3,158	169,065
Hanwha Life Insurance Co. Ltd.	12,169	80,149
Hyundai Fire & Marine Insurance Co. Ltd.	3,952	115,496
Korean Reinsurance Co.	7,042	78,920
Liberty Holdings Ltd.	524,339	4,706,211
MMI Holdings Ltd.	1,607,972	2,631,753
MNRB Holdings Bhd (a)	17,300	12,550
People's Insurance Co. of China Group (H Shares)	4,492,000	2,317,420
PICC Property & Casualty Co. Ltd. (H Shares)	3,082,000	6,685,958
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	838,000	4,588,035
Porto Seguro SA	314,100	2,641,720
Powszechny Zaklad Ubezpieczen SA	444,180	4,242,795
PT Panin Life Tbk (a)	2,052,400	29,373
Samsung Fire & Marine Insurance Co. Ltd.	19,365	5,116,789
Sanlam Ltd.	1,687,335	7,190,083
Tong Yang Life Insurance Co. Ltd.	7,490	83,295
		41,700,159
Real Estate Investment Trusts - 0.0%
Akfen Gayrimenkul Yatirim Ortakligi A/S (a)	64,677	30,859
FII BTG Pactual Corporate Office Fund	11,439	296,101
Prologis Property Mexico SA	76,172	123,551
		450,511
Real Estate Management & Development - 0.1%
Amata Corp. PCL:
NVDR	207,800	75,975
rights (a)	8,312	0
Asian Property Development PCL NVDR	2,536,100	392,837
Bangkok Land Co. NVDR	2,054,100	86,567
Barwa Real Estate Co. (a)	38,013	396,627
Dongwon Development Co. Ltd.	11,391	436,008
Etalon Group Ltd. GDR (Reg. S)	503,233	981,304
Future Land Development Holding Ltd.	152,250	25,527
Housing Development and Infrastructure Ltd. (a)	150,886	161,837
KSL Holdings Bhd	142,800	47,606
LBS Bina Group Bhd	341,800	108,330
Longfor Properties Co. Ltd.	194,000	265,724
LPN Development PCL unit	292,100	140,221
Preuksa Real Estate PCL NVDR	116,100	81,818
PT Agung Podomoro Land Tbk (a)	10,384,500	220,675
PT Lippo Cikarang Tbk (a)	264,100	139,352
Sansiri PCL NVDR	1,850,200	83,138
SOHO China Ltd.	2,246,186	915,457
United Development Co. (a)	129,727	719,528
Vista Land & Lifescapes, Inc.	3,054,300	344,657
Yuzhou Properties Co.	281,000	68,135
		5,691,323

TOTAL FINANCIALS		210,083,309

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Mindray Medical International Ltd. sponsored ADR	253,118	6,788,625
Top Glove Corp. Bhd	975,000	2,222,620
United Orthopedic Corp.	62,882	151,221
		9,162,466
Health Care Providers & Services - 0.0%
Fleury SA	16,600	69,549
Selcuk Ecza Deposu Tic A/S	122,624	103,546
Thai Nakarin Hospital PCL NVDR	39,000	20,790
		193,885
Life Sciences Tools & Services - 0.0%
Dishman Pharmaceuticals and Chemicals Ltd.	176,695	847,651
Pharmaceuticals - 0.3%
Abbott India Ltd. (a)	1,025	80,456
Alembic Pharmaceuticals Ltd. (a)	41,788	435,478
Aurobindo Pharma Ltd.	90,424	1,101,471
Cadila Healthcare Ltd. (a)	26,144	157,669
Dawnrays Pharmaceutical Holdings Ltd.	184,000	143,812
Dong Wha Pharm Co. Ltd.	10,710	71,555
Il Dong Holdings Co. Ltd.	3,704	79,829
J.B. Chemicals & Pharmaceuticals Ltd. (a)	17,921	75,458
Lupin Ltd.	202,243	5,436,561
Sino Biopharmaceutical Ltd.	192,000	181,019
Wockhardt Ltd. (a)	140,654	3,511,722
		11,275,030

TOTAL HEALTH CARE		21,479,032

INDUSTRIALS - 1.4%
Air Freight & Logistics - 0.0%
Guangdong Yueyun Transportation Co. Ltd.	118,500	91,243
UTi Worldwide, Inc. (a)	308,169	2,157,183
		2,248,426
Airlines - 0.2%
Avianca Holding SA sponsored ADR	115,122	506,537
Cebu Air, Inc.	267,110	473,087
China Eastern Airlines Corp. Ltd. (H Shares) (a)	846,000	447,362
China Southern Airlines Ltd. (H Shares)	2,882,000	2,107,570
Controladora Vuela Compania de Aviacion S.A.B. de CV ADR (a)	61,178	1,082,239
Grupo Aeromexico S.A.B. de CV (a)	295,290	681,483
Thai Airways International PCL NVDR (a)	98,800	24,266
Turk Hava Yollari AO (a)	633,291	1,665,154
		6,987,698
Building Products - 0.1%
China Liansu Group Holdings Ltd.	6,276,000	4,994,283
Ege Seramik Sanayi ve Ticaret A/S	36,353	51,661
National Central Cooling Co. (a)	400,837	122,240
Sintex Industries Ltd. (a)	202,693	318,483
Trakya Cam Sanayii A/S	694,848	419,783
Vanachai Group PCL NVDR	692,600	286,087
		6,192,537
Commercial Services & Supplies - 0.2%
Blue Label Telecoms Ltd.	139,444	120,576
Prosegur Compania de Seguridad SA (Reg.)	1,319,107	5,895,362
Valid Solucoes SA	65,600	729,077
		6,745,015
Construction & Engineering - 0.0%
BES Engineering Corp.	600,000	129,953
China Railway Group Ltd. (H Shares)	237,000	196,852
Hyundai Industrial Development & Construction Co.	6,326	223,595
Kolon Global Corp. (a)	6,220	76,947
Muhibbah Engineering (M) Bhd	178,000	93,189
Murray & Roberts Holdings Ltd.	128,238	76,556
PT Petrosea Tbk	99,700	2,155
SEAFCO PCL NVDR	25	7
Sunway Construction Group Bhd (a)	654,100	210,381
Syntec Construction PCL NVDR	991,200	85,205
Te Chang Construction Co. Ltd.	29,550	22,541
Uem Edgenta Bhd	109,500	86,376
United Integration Services Co. Ltd.	184,000	235,619
Wilson Bayly Holmes-Ovcon Ltd.	10,277	85,296
		1,524,672
Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd. (a)	93,000	78,325
China Ming Yang Wind Power Group Ltd. ADR (a)	138,706	289,896
DONGYANG E&P, Inc.	21,665	252,140
Harbin Electric Machinery Co. Ltd.(H Shares)	330,000	165,139
HL Technology Group Ltd. (a)	282,000	93,473
Korea Electric Terminal Co. Ltd.	3,990	317,142
TECO Electric & Machinery Co. Ltd.	5,396,000	4,207,037
		5,403,152
Industrial Conglomerates - 0.4%
Beijing Enterprises Holdings Ltd.	1,160,000	7,233,683
CITIC Pacific Ltd.	62,000	108,752
CJ Corp.	13,592	2,964,513
Daesang Holdings Co. Ltd.	4,590	74,984
Hong Leong Industries Bhd	43,400	62,459
KAP Industrial Holdings Ltd.	539,430	270,909
Mannai Corp. (a)	9,621	250,963
Reunert Ltd.	18,601	88,257
San Miguel Corp.	213,760	212,196
Turk Sise ve Cam Fabrikalari A/S	5,546,688	5,616,658
		16,883,374
Machinery - 0.1%
PT United Tractors Tbk	2,271,500	2,676,216
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	236,706	636,739
Sinotruk Hong Kong Ltd.	352,000	138,013
		3,450,968
Marine - 0.1%
Grindrod Ltd.	137,340	128,352
Hanjin Shipping Holdings Co. Ltd. (a)	7,390	51,158
MISC Bhd	917,200	1,989,653
Regional Container Lines PCL NVDR	708,500	122,598
Shipping Corp. of India Ltd. (a)	71,258	88,918
Wan Hai Lines Ltd.	213,000	109,624
		2,490,303
Road & Rail - 0.0%
Rumo Logistica Operadora Multimodal SA (a)	235,773	365,634
VRL Logistics Ltd.	15,206	101,895
		467,529
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	756,500	4,000,198
PT AKR Corporindo Tbk	875,600	386,061
		4,386,259
Transportation Infrastructure - 0.1%
Bangkok Expressway PCL:
(For.Reg.)	42,500	48,929
NVDR	221,100	254,546
Celebi Hava Servisi A/S	28,761	343,562
Cosco International Holdings Ltd.	380,000	215,156
Grupo Aeroportuario del Pacifico SA de CV Series B	65,967	600,053
Grupo Aeroportuario del Sureste SA de CV Series B	95,827	1,450,909
OHL Mexico S.A.B. de CV (a)	889,309	1,061,597
Shenzhen Expressway Co. (H Shares)	140,000	116,620
TAV Havalimanlari Holding A/S	143,331	1,035,162
		5,126,534

TOTAL INDUSTRIALS		61,906,467

INFORMATION TECHNOLOGY - 4.7%
Electronic Equipment & Components - 0.6%
AU Optronics Corp.	995,000	266,960
CalComp Electronics PCL (depositary receipt)	2,246,265	225,710
Coretronic Corp.	351,250	312,055
Daou Data Corp.	16,465	249,108
Delta Electronics PCL NVDR	141,700	336,157
Delta Electronics, Inc.	889,000	4,262,189
Delta Electronics, Inc. rights 12/25/15 (a)	46,683	9,296
Elite Material Co. Ltd.	48,000	93,375
Giantplus Technology Co. Ltd. (a)	106,000	67,219
Hollysys Automation Technologies Ltd.	316,861	6,524,168
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,398,667	6,172,567
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	286,860	1,557,650
Innolux Corp.	4,751,039	1,454,021
INTOPS Co. Ltd.	21,141	347,192
INZI Display Co. Ltd.	77,468	105,519
KCE Electronics PCL NVDR	51,500	91,631
LG Display Co. Ltd.	141,190	3,105,039
SVI PCL NVDR (a)	752,300	102,462
V.S. Industry Bhd	379,500	130,970
Zhen Ding Technology Holding Ltd.	341,000	968,391
		26,381,679
Internet Software & Services - 0.4%
Baidu.com, Inc. sponsored ADR (a)	27,116	5,910,475
NetEase, Inc. sponsored ADR	41,721	6,953,222
Yandex NV (a)	203,269	3,380,363
		16,244,060
IT Services - 0.7%
Advanced Information Technology PCL NVDR	117,100	82,522
Cielo SA	540,900	4,908,503
CSU Cardsystem SA	20,600	15,441
Datasonic Group Bhd	341,500	130,683
Genpact Ltd. (a)	97,400	2,454,480
HCL Technologies Ltd.	849,283	11,127,153
Infosys Ltd. sponsored ADR	653,830	10,905,884
MindTree Consulting Ltd.	11,316	244,380
Sonata Software Ltd. (a)	37,789	93,683
Tata Consultancy Services Ltd.	17,951	638,562
TravelSky Technology Ltd. (H Shares)	375,000	641,327
Wins Co. Ltd. (a)	9,140	85,886
WNS Holdings Ltd. sponsored ADR (a)	31,372	964,689
		32,293,193
Semiconductors & Semiconductor Equipment - 1.4%
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	303,534
e-LITECOM Co. Ltd.	5,224	69,129
eMemory Technology, Inc.	240,000	2,426,285
Forhouse Corp.	193,000	62,969
Hermes Microvision, Inc.	51,000	1,820,173
KC Tech Co. Ltd.	8,217	72,963
Malaysian Pacific Industries BHD	69,800	130,604
SK Hynix, Inc.	692,385	18,861,848
Taiwan Semiconductor Manufacturing Co. Ltd.	5,793,000	24,788,485
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	426,196	9,700,221
Unisem (M) Bhd	561,700	303,301
Win Semiconductors Corp.	84,000	129,181
		58,668,693
Software - 0.1%
Asseco Poland SA	106,083	1,505,515
CD Projekt RED SA (a)	15,537	86,854
KPIT Cummins Infosystems Ltd. (a)	43,748	101,283
NIIT Technologies Ltd.	13,022	111,619
Nucleus Software Exports Ltd. (a)	49,385	197,056
OnMobile Global Ltd. (a)	50,916	97,351
RS Software (India) Ltd. (a)	45,510	91,019
Sasken Communication Technologies Ltd.	1,373	8,172
Totvs SA	212,624	1,839,371
Zensar Technologies Ltd.	6,145	100,297
		4,138,537
Technology Hardware, Storage & Peripherals - 1.5%
Casetek Holdings	565,000	2,786,704
Chicony Electronics Co. Ltd.	2,026,010	4,673,617
Compal Electronics, Inc.	8,660,000	4,801,899
Getac Technology Corp.	145,000	95,282
JCY International Bhd	435,600	85,392
Mobase Co. Ltd.	4,341	37,199
Pegatron Corp.	2,109,000	5,562,837
Samsung Electronics Co. Ltd.	43,551	48,207,283
		66,250,213

TOTAL INFORMATION TECHNOLOGY		203,976,375

MATERIALS - 1.1%
Chemicals - 0.5%
Alpek SA de CV	753,106	1,198,828
Chambal Fertilizers & Chemicals Ltd. (a)	137,997	131,094
Ciech SA	3,304	71,132
Formosa Chemicals & Fibre Corp.	69,000	149,235
Formosan Rubber Group	222,000	116,636
GHCL Ltd.	62,886	131,116
Gubre Fabrikalari TAS	263,159	599,803
Gujarat Alkalies and Chemicals Ltd.	12,912	31,923
Gujarat State Fertilizers & Chemicals Ltd. (a)	139,994	154,366
Hanwha Chemical Corp.	16,649	357,386
Hanwha Corp.	25,480	799,559
Hyosung Corp.	1,793	178,530
Indorama Ventures PCL	210,900	134,204
Jindal Poly Films Ltd. (a)	13,777	102,733
KG Chemical Corp.	9,283	128,844
Korea Petro Chemical Industries Co. Ltd.	6,833	1,013,186
Kunsul Chemical Industrial Co. Ltd.	2,980	94,925
LG Chemical Ltd.	11,599	3,179,781
Lotte Chemical Corp.	12,809	2,655,705
Petronas Chemicals Group Bhd	97,100	153,646
PTT Global Chemical PCL NVDR	1,307,500	1,924,941
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	3,122,000	1,115,367
SKC Co. Ltd.	5,807	176,466
Soda Sanayii AS	608,707	940,249
Taekwang Industrial Co. Ltd.	168	163,948
Tata Chemicals Ltd. (a)	150,554	948,613
Tikkurila Oyj	205,168	3,490,001
UPL Ltd.	71,515	447,268
Zaklady Azotowe w Tarnowie-Moscicach SA (a)	3,511	93,791
		20,683,276
Construction Materials - 0.1%
Adana Cimento Class A	26,830	64,468
Cimsa Cimento Sanayi Ve Ticaret A/S	91,388	503,485
Eternit SA	123,800	71,035
Hanil Cement Co. Ltd.	437	42,571
Siam Cement PCL NVDR unit	188,200	2,363,662
Tipco Asphalt NVDR	2,803,300	3,149,116
		6,194,337
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	5,416,000	2,507,715
Bio Pappel S.A.B. de CV (a)	62,092	64,908
Greatview Aseptic Pack Co. Ltd.	9,115,000	3,938,279
Mpact Ltd.	120,835	371,967
Nampak Ltd.	1,426,130	2,502,831
Nilkamal Ltd. (a)	14,200	219,199
Uflex Ltd. (a)	67,040	198,471
		9,803,370
Metals & Mining - 0.2%
Eregli Demir ve Celik Fabrikalari T.A.S.	1,858,038	2,398,086
First Quantum Minerals Ltd.	419,147	1,525,369
Husteel Co. Ltd.	4,203	57,973
Hyundai Steel Co.	9,688	424,275
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	292,724	254,084
KISCO Corp.	3,180	120,349
KISWIRE Ltd.	1,956	68,798
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)	22,587	96,221
National Aluminium Co. Ltd.	294,505	179,426
Padaeng Industry PCL unit	128,300	47,267
Sarda Energy & Minerals Ltd. (a)	11,741	18,236
SeAH Besteel Corp.	3,268	80,997
Severstal PAO GDR (Reg. S)	18,707	200,165
Sibanye Gold Ltd.	150,729	199,385
Sibanye Gold Ltd. ADR	193,207	1,018,201
Srikalahasthi Pipes Ltd. (a)	35,925	154,967
Ternium SA sponsored ADR	147,876	2,104,275
		8,948,074
Paper & Forest Products - 0.1%
Asia Paper Manufacturing Co. Ltd.	5,850	81,952
Evergreen Fibreboard Bhd (a)	270,200	133,213
Fibria Celulose SA	125,900	1,862,305
HeveaBoard Bhd	346,800	119,684
Mondi Ltd.	45,013	1,023,411
Nine Dragons Paper (Holdings) Ltd.	153,000	88,997
PT Indah Kiat Pulp & Paper Tbk	392,500	26,952
Sappi Ltd. (a)	187,694	812,787
Tamil Nadu Newsprint & Papers Ltd. (a)	85,567	292,966
WTK Holdings Bhd	36,800	10,627
		4,452,894

TOTAL MATERIALS		50,081,951

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
Axtel S.A.B. de CV unit (a)	1,211,141	594,676
China Telecom Corp. Ltd. (H Shares)	11,384,000	5,579,349
China Unicom Ltd.	9,274,000	11,513,303
Jasmine International Public Co. Ltd. (depositary receipt)	1,270,800	165,278
KT Corp. (a)	112,716	2,926,521
LG Telecom Ltd.	19,233	176,582
PT Telkomunikasi Indonesia Tbk:
Series B	12,343,400	2,618,396
sponsored ADR	29,732	1,263,907
Telekom Malaysia Bhd	95,400	145,804
Telekomunikacja Polska SA	65,986	110,384
Telkom SA Ltd.	220,817	944,155
		26,038,355
Wireless Telecommunication Services - 0.8%
China Mobile Ltd.	2,179,000	24,929,701
Globe Telecom, Inc.	56,345	2,390,285
MTN Group Ltd.	656,129	6,564,377
Sistema JSFC sponsored GDR	16,839	112,821
TIM Participacoes SA	227,700	450,221
		34,447,405

TOTAL TELECOMMUNICATION SERVICES		60,485,760

UTILITIES - 1.0%
Electric Utilities - 0.5%
CESC Ltd. GDR (a)	766,126	6,344,478
ENEA SA	174,242	496,719
Energias do Brasil SA	1,234,827	3,788,420
Enersis SA sponsored ADR	155,805	1,910,169
Equatorial Energia SA	17,200	156,040
Korea Electric Power Corp.	37,689	1,591,915
Polska Grupa Energetyczna SA	166,501	546,344
Tauron Polska Energia SA	428,174	300,915
Tenaga Nasional Bhd	2,380,500	7,466,482
		22,601,482
Gas Utilities - 0.0%
Daesung Energy Co. Ltd.	22,060	121,712
E1 Corp.	2,117	120,452
		242,164
Independent Power and Renewable Electricity Producers - 0.5%
Aboitiz Power Corp.	5,523,500	4,920,713
Benpres Holdings Corp.	940,100	149,555
China Power International Development Ltd.	679,000	361,680
China Resources Power Holdings Co. Ltd.	2,864,242	5,393,461
Guangdong Electric Power Development Co. Ltd. (B Shares)	779,640	510,814
Huadian Power International Corp. Ltd. (H Shares)	1,378,000	870,864
Huaneng Power International, Inc. (H Shares)	2,096,000	1,834,214
JSW Energy Ltd. (a)	476,211	613,572
PNOC Energy Development Corp.	36,975,500	4,862,617
		19,517,490
Multi-Utilities - 0.0%
YTL Corp. Bhd	244,900	90,842

TOTAL UTILITIES		42,451,978

TOTAL COMMON STOCKS
(Cost $1,025,845,631)		928,448,990

Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
Banco Bradesco SA (PN)	1,101,766	6,014,293
Itau Unibanco Holding SA	1,952,024	14,020,870
		20,035,163
MATERIALS - 0.0%
Metals & Mining - 0.0%
Metalurgica Gerdau SA (PN)	143,600	73,489
Paper & Forest Products - 0.0%
Suzano Papel e Celulose SA	181,900	893,280

TOTAL MATERIALS		966,769

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	68,000	650,297
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	238,241	406,408
(PN) sponsored (non-vtg.)	128,801	220,250
Companhia Energetica do Ceara	5,338	51,600
Companhia Paranaense de Energia-Copel (PN-B)	21,700	160,969
Eletropaulo Metropolitana SA (PN-B)	31,000	62,817
		902,044
Independent Power and Renewable Electricity Producers - 0.0%
Companhia Energetica de Sao Paulo Series B	103,800	361,113

TOTAL UTILITIES		1,263,157

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $36,454,133)		22,915,386

Equity Funds - 70.4%
Diversified Emerging Markets Funds - 65.1%
Aberdeen Emerging Markets Fund Institutional Service Class	31,404,477	370,572,828
Brandes Emerging Markets Value Fund Class A	21,175,552	140,182,152
Causeway Emerging Markets Fund - Investor Class	29,592,796	300,366,883
Fidelity Emerging Markets Fund (b)	19,852,633	440,132,875
GMO Emerging Markets Fund Class IV	18,425,131	155,508,105
Invesco Developing Markets Fund Class R5	1,945,144	49,834,594
iShares Core MSCI Emerging Markets ETF	3,326,277	137,608,079
Lazard Emerging Markets Equity Portfolio Institutional Class	25,684,385	367,543,542
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	803,167	13,581,546
Oppenheimer Developing Markets Fund Class I	8,006,863	247,652,257
Parametric Emerging Markets Fund Investor Class	16,388,470	193,056,179
T. Rowe Price Emerging Markets Stock Fund Class I	11,519,235	341,084,545
Templeton Frontier Markets Fund Class A	1,688,391	19,332,075
Wasatch Frontier Emerging Small Countries Fund	10,190,928	27,617,416

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,804,073,076

Sector Funds - 0.0%
RS Global Natural Resources Fund Class A	74	1,238
Other - 5.3%
iShares China Large-Cap ETF	3,651,505	136,748,862
Matthews Pacific Tiger Fund Investor Class	102	2,655
SPDR S&P China ETF	1,201,240	92,507,492

TOTAL OTHER		229,259,009

TOTAL EQUITY FUNDS
(Cost $3,607,709,641)		3,033,333,323
	Principal Amount

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.18% 12/3/15 to 2/25/16 (c)
(Cost $15,767,708)	15,770,000	15,768,580
	Shares

Money Market Funds - 7.2%
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(d)
(Cost $311,309,662)	311,309,662	311,309,662
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,997,086,775)		4,311,775,941
NET OTHER ASSETS (LIABILITIES) - 0.0%		733,929
NET ASSETS - 100%		$4,312,509,870

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
7,130 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2015	292,330,000	$7,622,828

The face value of futures purchased as a percentage of Net Assets is 6.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,768,580.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$160,827,978	$341,302,677	$3,829,317	$--	$440,132,875
Total	$160,827,978	$341,302,677	$3,829,317	$--	$440,132,875

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$102,304,125	$102,126,941	$--	$177,184
Consumer Staples	94,026,165	93,940,422	--	85,743
Energy	81,653,828	63,470,178	18,183,650	--
Financials	230,118,472	199,565,989	30,116,475	436,008
Health Care	21,479,032	21,479,032	--	--
Industrials	61,906,467	61,574,691	116,620	215,156
Information Technology	203,976,375	175,806,595	28,169,780	--
Materials	51,048,720	50,849,335	199,385	--
Telecommunication Services	61,136,057	12,583,759	48,552,298	--
Utilities	43,715,135	40,289,006	3,426,129	--
Equity Funds	3,033,333,323	3,033,333,323	--	--
U.S. Treasury Obligations	15,768,580	--	15,768,580	--
Money Market Funds	311,309,662	311,309,662	--	--
Total Investments in Securities:	$4,311,775,941	$4,166,328,933	$144,532,917	$914,091
Derivative Instruments:
Assets
Futures Contracts	$7,622,828	$7,622,828	$--	$--
Total Assets	$7,622,828	$7,622,828	$--	$--
Total Derivative Instruments:	$7,622,828	$7,622,828	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $4,999,972,587. Net unrealized depreciation aggregated $688,196,646, of which $53,868,985 related to appreciated investment securities and $742,065,631 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2015

SMC-QTLY-0116
1.912861.105

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.8%
BorgWarner, Inc.	96,838	$4,134,014
Cooper Tire & Rubber Co.	64,625	2,713,604
Dana Holding Corp.	569,940	9,369,814
Delphi Automotive PLC	17,753	1,560,134
Gentex Corp.	673,746	11,275,139
Magna International, Inc. Class A (sub. vtg.)	21,117	960,460
The Goodyear Tire & Rubber Co.	194,272	6,776,207
Tower International, Inc.	182,495	5,595,297
Visteon Corp. (a)	163,097	19,556,961
		61,941,630
Automobiles - 0.3%
General Motors Co.	9,089	329,022
Harley-Davidson, Inc.	424,322	20,757,832
		21,086,854
Distributors - 0.3%
LKQ Corp. (a)	670,800	19,781,892
Pool Corp.	82,003	6,727,526
		26,509,418
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	80,135	5,315,355
Grand Canyon Education, Inc. (a)	114,745	4,546,197
H&R Block, Inc.	329,962	12,106,306
Houghton Mifflin Harcourt Co. (a)	110,763	2,188,677
LifeLock, Inc. (a)	501,779	7,245,689
ServiceMaster Global Holdings, Inc. (a)	545,740	20,454,335
		51,856,559
Hotels, Restaurants & Leisure - 1.9%
BJ's Restaurants, Inc. (a)	98,687	4,519,865
Bravo Brio Restaurant Group, Inc. (a)	117,366	1,252,295
Brinker International, Inc.	81,428	3,714,745
Buffalo Wild Wings, Inc. (a)	20,493	3,283,798
Carrols Restaurant Group, Inc. (a)	167,307	2,014,376
Choice Hotels International, Inc.	46,192	2,359,487
Dave & Buster's Entertainment, Inc. (a)	79,683	3,055,046
Domino's Pizza, Inc.	49,569	5,327,180
Dunkin' Brands Group, Inc.	97,247	4,125,218
El Pollo Loco Holdings, Inc. (a)	48,503	595,617
Fiesta Restaurant Group, Inc. (a)	125,239	4,812,935
Fogo de Chao, Inc.	95,228	1,559,835
Habit Restaurants, Inc. Class A	97,454	2,347,667
Hyatt Hotels Corp. Class A (a)	247,608	12,204,598
Jack in the Box, Inc.	73,739	5,467,009
Kona Grill, Inc. (a)	46,842	651,572
Marriott Vacations Worldwide Corp.	60,820	3,699,681
MGM Mirage, Inc. (a)	902,120	20,514,209
Norwegian Cruise Line Holdings Ltd. (a)	80,574	4,628,171
Papa John's International, Inc.	47,480	2,729,150
Penn National Gaming, Inc. (a)	289,929	4,624,368
Popeyes Louisiana Kitchen, Inc. (a)	79,840	4,619,542
Six Flags Entertainment Corp.	197,350	10,242,465
Starwood Hotels & Resorts Worldwide, Inc.	84,862	6,096,486
Texas Roadhouse, Inc. Class A	142,145	4,975,075
The Cheesecake Factory, Inc.	177,852	8,382,165
Vail Resorts, Inc.	49,156	5,928,214
Wendy's Co.	520,570	5,471,191
Wyndham Worldwide Corp.	60,627	4,602,802
		143,804,762
Household Durables - 0.6%
CalAtlantic Group, Inc.	110,799	4,664,638
D.R. Horton, Inc.	259,050	8,369,906
Harman International Industries, Inc.	7,169	739,554
Helen of Troy Ltd. (a)	34,919	3,610,974
iRobot Corp. (a)	322,821	10,682,147
Tempur Sealy International, Inc. (a)	79,470	6,317,865
Toll Brothers, Inc. (a)	196,650	7,311,447
WCI Communities, Inc. (a)	79,527	1,925,349
		43,621,880
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	353,142	2,729,788
Groupon, Inc. Class A (a)	2,193,402	6,338,932
Overstock.com, Inc. (a)	111,189	1,463,247
Shutterfly, Inc. (a)	232,613	10,676,937
		21,208,904
Leisure Products - 0.3%
Brunswick Corp.	231,370	12,177,003
Hasbro, Inc.	33,600	2,455,824
Polaris Industries, Inc.	60,541	6,382,838
		21,015,665
Media - 1.4%
AMC Networks, Inc. Class A (a)	64,101	5,212,052
Crown Media Holdings, Inc. Class A (a)	130,800	741,636
Discovery Communications, Inc. Class A (a)	154,900	4,823,586
E.W. Scripps Co. Class A	79,569	1,745,744
Gray Television, Inc. (a)	394,355	6,605,446
IMAX Corp. (a)	298,210	11,296,195
Media General, Inc. (a)	236,117	3,666,897
New Media Investment Group, Inc.	21,034	383,029
News Corp. Class A	330,195	4,738,298
Nexstar Broadcasting Group, Inc. Class A	77,586	4,545,764
Omnicom Group, Inc.	30,400	2,247,168
Scholastic Corp.	221,790	9,474,869
Sinclair Broadcast Group, Inc. Class A	417,035	14,637,929
Tegna, Inc.	495,631	14,001,576
Tribune Media Co. Class A	446,204	17,406,418
		101,526,607
Multiline Retail - 0.0%
Tuesday Morning Corp. (a)	474,562	3,170,074
Specialty Retail - 1.9%
Aarons, Inc. Class A	82,246	1,996,110
American Eagle Outfitters, Inc.	1,094,066	17,034,608
Asbury Automotive Group, Inc. (a)	38,374	2,881,887
Best Buy Co., Inc.	30,217	960,296
Cabela's, Inc. Class A (a)	34,787	1,630,467
CarMax, Inc. (a)	16,314	934,792
CST Brands, Inc.	606,115	22,571,723
Destination Maternity Corp.	144,941	804,423
Destination XL Group, Inc. (a)	467,101	2,335,505
DSW, Inc. Class A	217,830	5,001,377
Express, Inc. (a)	134,800	2,256,552
Five Below, Inc. (a)	219,385	6,144,974
Group 1 Automotive, Inc.	50,230	4,079,681
Lithia Motors, Inc. Class A (sub. vtg.)	105,534	13,111,544
New York & Co., Inc. (a)	134,800	296,560
Office Depot, Inc. (a)	248,127	1,635,157
Outerwall, Inc.	84,437	5,226,650
Party City Holdco, Inc.	140,337	1,782,280
Rent-A-Center, Inc.	113,192	1,942,375
Restoration Hardware Holdings, Inc. (a)	132,204	11,881,173
Ross Stores, Inc.	42,000	2,184,420
Select Comfort Corp. (a)	208,335	4,920,873
Staples, Inc.	289,502	3,494,289
Tractor Supply Co.	54,164	4,839,553
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	75,663	12,635,721
Vitamin Shoppe, Inc. (a)	82,497	2,516,159
Williams-Sonoma, Inc.	67,036	4,245,390
		139,344,539
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	140,502	12,115,487
Crocs, Inc. (a)	125,600	1,397,300
Deckers Outdoor Corp. (a)	33,500	1,639,490
G-III Apparel Group Ltd. (a)	185,023	8,487,005
PVH Corp.	161,691	14,760,771
Steven Madden Ltd. (a)	142,481	4,545,144
		42,945,197

TOTAL CONSUMER DISCRETIONARY		678,032,089

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.1%
Fresh Market, Inc. (a)	224,266	5,377,899
Smart & Final Stores, Inc. (a)	85,380	1,500,127
Sprouts Farmers Market LLC (a)	98,655	2,380,545
		9,258,571
Food Products - 0.7%
B&G Foods, Inc. Class A	127,430	4,814,305
Blue Buffalo Pet Products, Inc. (a)	117,281	2,107,540
Cal-Maine Foods, Inc.	102,435	5,583,732
Ingredion, Inc.	39,350	3,878,730
Lancaster Colony Corp.	57,718	6,710,295
Pinnacle Foods, Inc.	492,650	21,449,981
Snyders-Lance, Inc.	98,950	3,668,077
		48,212,660
Household Products - 0.2%
Energizer Holdings, Inc.	30,115	1,018,489
Spectrum Brands Holdings, Inc.	112,740	10,677,605
		11,696,094
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	30,115	2,424,258
Elizabeth Arden, Inc. (a)	97,400	998,350
		3,422,608

TOTAL CONSUMER STAPLES		72,589,933

ENERGY - 1.9%
Energy Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	96,277	6,076,041
Forum Energy Technologies, Inc. (a)	163,124	2,554,522
Helmerich & Payne, Inc.	27,408	1,596,516
ION Geophysical Corp. (a)	419,500	233,913
McDermott International, Inc. (a)	172,300	763,289
Oceaneering International, Inc.	183,474	8,025,153
Patterson-UTI Energy, Inc.	194,407	3,153,282
Precision Drilling Corp.	2,596,125	11,178,044
TETRA Technologies, Inc. (a)	299,600	2,792,272
		36,373,032
Oil, Gas & Consumable Fuels - 1.4%
Carrizo Oil & Gas, Inc. (a)	370,781	14,972,137
Concho Resources, Inc. (a)	26,554	2,906,070
Diamondback Energy, Inc.	28,840	2,250,097
Energen Corp.	375,557	22,266,775
Laredo Petroleum, Inc. (a)	328,715	3,579,706
Memorial Resource Development Corp. (a)	225,813	3,678,494
Newfield Exploration Co. (a)	449,049	17,180,615
PBF Energy, Inc. Class A	212,846	8,618,135
Pioneer Natural Resources Co.	41,940	6,070,815
SemGroup Corp. Class A	16,208	562,904
SM Energy Co.	83,267	2,445,552
Sunoco Logistics Partners, LP	147,662	5,493,026
Tsakos Energy Navigation Ltd.	258,171	2,005,989
Valero Energy Corp.	47,600	3,420,536
Whiting Petroleum Corp. (a)	89,959	1,485,223
WPX Energy, Inc. (a)	886,585	7,606,899
		104,542,973

TOTAL ENERGY		140,916,005

FINANCIALS - 13.5%
Banks - 3.7%
BankUnited, Inc.	398,173	15,050,939
BOK Financial Corp.	146,410	10,080,329
Cathay General Bancorp	156,635	5,375,713
Columbia Banking Systems, Inc.	129,310	4,595,677
Comerica, Inc.	56,900	2,637,315
Cullen/Frost Bankers, Inc.	160,082	11,172,123
East West Bancorp, Inc.	327,584	14,210,594
First Niagara Financial Group, Inc.	110,350	1,189,573
First Republic Bank	290,264	19,987,579
Great Western Bancorp, Inc.	157,803	4,768,807
Hancock Holding Co.	350,631	10,210,375
Home Bancshares, Inc.	134,201	6,055,149
Huntington Bancshares, Inc.	1,431,725	16,736,865
IBERIABANK Corp.	33,342	2,112,883
Investors Bancorp, Inc.	1,220,066	15,641,246
PacWest Bancorp	126,043	5,926,542
Pinnacle Financial Partners, Inc.	112,385	6,105,877
PrivateBancorp, Inc.	324,707	14,322,826
Regions Financial Corp.	719,204	7,292,729
Signature Bank (a)	35,037	5,541,102
SVB Financial Group (a)	333,959	44,242,888
Talmer Bancorp, Inc. Class A	287,773	5,257,613
TCF Financial Corp.	217,200	3,327,504
Texas Capital Bancshares, Inc. (a)	56,140	3,327,979
Umpqua Holdings Corp.	616,138	11,041,193
United Community Bank, Inc.	625,330	13,056,890
Webster Financial Corp.	472,125	18,984,146
		278,252,456
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	44,884	7,954,791
Ameriprise Financial, Inc.	59,880	6,763,446
Ares Capital Corp.	256,908	4,064,285
E*TRADE Financial Corp. (a)	1,563,941	47,590,725
Invesco Ltd.	413,385	13,926,941
Janus Capital Group, Inc.	274,436	4,333,344
Lazard Ltd. Class A	644,675	29,958,047
Oaktree Capital Group LLC Class A	129,883	6,342,187
Raymond James Financial, Inc.	300,183	17,629,748
SEI Investments Co.	118,310	6,434,881
Stifel Financial Corp. (a)	248,519	11,272,822
T. Rowe Price Group, Inc.	77,857	5,928,811
Waddell & Reed Financial, Inc. Class A	60,178	2,250,657
WisdomTree Investments, Inc.	528,805	11,501,509
		175,952,194
Consumer Finance - 0.4%
Ally Financial, Inc. (a)	502,185	10,023,613
Discover Financial Services	201,020	11,409,895
SLM Corp. (a)	837,159	5,655,009
		27,088,517
Diversified Financial Services - 0.9%
IntercontinentalExchange, Inc.	23,746	6,170,161
Leucadia National Corp.	689,475	12,189,918
MarketAxess Holdings, Inc.	79,659	8,505,988
Voya Financial, Inc.	999,740	40,689,418
		67,555,485
Insurance - 2.3%
Allied World Assurance Co. Holdings AG	612,019	22,228,530
American Equity Investment Life Holding Co.	201,940	5,414,011
American Financial Group, Inc.	67,677	5,008,098
AmTrust Financial Services, Inc.	119,259	7,454,880
Aon PLC	51,266	4,856,941
Cincinnati Financial Corp.	113,102	6,911,663
CNO Financial Group, Inc.	273,855	5,540,087
Endurance Specialty Holdings Ltd.	136,084	8,976,101
FNF Group	863,526	30,957,407
FNFV Group (a)	290,842	3,254,522
Genworth Financial, Inc. Class A (a)	585,087	2,954,689
Patriot National, Inc.	100,141	1,460,056
Primerica, Inc.	140,984	7,224,020
Reinsurance Group of America, Inc.	58,894	5,411,181
RenaissanceRe Holdings Ltd.	51,645	5,720,200
Torchmark Corp.	90,308	5,474,471
Unum Group	117,381	4,305,535
Validus Holdings Ltd.	13,896	655,613
White Mountains Insurance Group Ltd.	27,706	22,386,448
XL Group PLC Class A	317,752	12,131,771
		168,326,224
Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.	206,498	19,016,401
Altisource Residential Corp. Class B	139,972	1,853,229
American Residential Properties, Inc.	129,619	2,267,036
Ashford Hospitality Trust, Inc.	275,698	1,938,157
Chesapeake Lodging Trust	90,957	2,470,392
Communications Sales & Leasing, Inc.	83,000	1,614,350
Corporate Office Properties Trust (SBI)	199,873	4,455,169
Corrections Corp. of America	148,406	3,825,907
Cousins Properties, Inc.	280,354	2,755,880
DuPont Fabros Technology, Inc.	470,425	15,542,842
Essex Property Trust, Inc.	13,300	3,069,507
Extra Space Storage, Inc.	159,570	13,363,988
Gramercy Property Trust, Inc.	96,237	2,299,102
Hersha Hospitality Trust	149,655	3,533,355
Kite Realty Group Trust	154,311	4,152,509
Liberty Property Trust (SBI)	609,565	20,664,254
Medical Properties Trust, Inc.	506,499	6,083,053
Mid-America Apartment Communities, Inc.	89,128	7,893,176
National Retail Properties, Inc.	133,848	5,147,794
Physicians Realty Trust	648,395	10,380,804
Prologis, Inc.	63,239	2,703,467
Ryman Hospitality Properties, Inc.	310,490	16,872,027
SL Green Realty Corp.	143,325	16,923,816
Stag Industrial, Inc.	130,726	2,666,810
Sunstone Hotel Investors, Inc.	835,960	12,271,893
Weyerhaeuser Co.	198,016	6,370,175
		190,135,093
Real Estate Management & Development - 1.1%
Alexander & Baldwin, Inc.	585,092	22,180,838
CBRE Group, Inc. (a)	467,135	17,503,548
Howard Hughes Corp. (a)	23,509	2,910,179
Jones Lang LaSalle, Inc.	40,074	6,657,093
Kennedy-Wilson Holdings, Inc.	687,965	17,955,887
Realogy Holdings Corp. (a)	366,735	15,149,823
		82,357,368
Thrifts & Mortgage Finance - 0.2%
BofI Holding, Inc. (a)	200,152	4,009,045
EverBank Financial Corp.	85,621	1,477,818
Farmer Mac Class C (non-vtg.)	79,051	2,369,158
Washington Federal, Inc.	325,340	8,406,786
		16,262,807

TOTAL FINANCIALS		1,005,930,144

HEALTH CARE - 8.7%
Biotechnology - 1.2%
ACADIA Pharmaceuticals, Inc. (a)	118,509	4,497,417
Alder Biopharmaceuticals, Inc. (a)	45,583	1,698,423
Alnylam Pharmaceuticals, Inc. (a)	28,898	3,007,126
Anacor Pharmaceuticals, Inc. (a)	67,729	7,906,006
Biotie Therapies Corp. sponsored ADR	29,038	412,340
bluebird bio, Inc. (a)	17,978	1,595,548
Cepheid, Inc. (a)	96,016	3,450,815
DBV Technologies SA sponsored ADR (a)	30,901	1,077,518
Dyax Corp. (a)	36,259	1,220,478
Enanta Pharmaceuticals, Inc. (a)	61,610	1,940,715
Exelixis, Inc. (a)	543,320	3,107,790
Halozyme Therapeutics, Inc. (a)	180,196	3,207,489
Incyte Corp. (a)	42,189	4,819,671
Insys Therapeutics, Inc. (a)	92,266	2,939,595
Isis Pharmaceuticals, Inc. (a)	34,976	2,134,935
Ligand Pharmaceuticals, Inc. Class B (a)	120,060	12,856,025
Momenta Pharmaceuticals, Inc. (a)	299,058	5,341,176
Myriad Genetics, Inc. (a)	128,480	5,588,880
Neurocrine Biosciences, Inc. (a)	116,854	6,353,352
PTC Therapeutics, Inc. (a)	41,736	1,253,749
Repligen Corp. (a)	128,828	3,662,580
Sage Therapeutics, Inc. (a)	31,206	1,495,392
Seattle Genetics, Inc. (a)	105,334	4,421,921
TESARO, Inc. (a)	29,916	1,526,913
United Therapeutics Corp. (a)	15,393	2,349,434
		87,865,288
Health Care Equipment & Supplies - 2.3%
Abiomed, Inc. (a)	34,697	2,830,234
Accuray, Inc. (a)	339,840	2,392,474
Alere, Inc. (a)	191,176	7,889,834
Align Technology, Inc. (a)	131,568	8,780,848
Analogic Corp.	125,312	10,469,818
Anika Therapeutics, Inc. (a)	232,702	9,764,176
Cryolife, Inc.	129,219	1,403,318
DexCom, Inc. (a)	209,371	17,800,722
Globus Medical, Inc. (a)	709,891	19,259,343
HeartWare International, Inc. (a)	161,770	7,742,312
Hill-Rom Holdings, Inc.	103,457	5,266,996
Hologic, Inc. (a)	160,900	6,492,315
Nevro Corp.	72,697	4,389,445
NuVasive, Inc. (a)	93,409	4,870,345
NxStage Medical, Inc. (a)	165,820	3,235,148
Penumbra, Inc. (a)	25,125	1,264,290
Sirona Dental Systems, Inc. (a)	91,696	9,947,182
St. Jude Medical, Inc.	94,564	5,966,988
Steris PLC	178,028	13,597,779
The Cooper Companies, Inc.	55,155	8,066,419
West Pharmaceutical Services, Inc.	194,014	12,232,583
Zimmer Biomet Holdings, Inc.	73,376	7,411,710
		171,074,279
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	65,972	4,552,728
Air Methods Corp. (a)	109,248	4,774,138
AmSurg Corp. (a)	246,381	20,710,787
BioScrip, Inc. (a)	513,249	1,088,088
Brookdale Senior Living, Inc. (a)	1,088,689	24,473,729
Capital Senior Living Corp. (a)	212,443	4,869,194
Centene Corp. (a)	124,785	7,206,334
Chemed Corp.	60,507	9,347,726
Community Health Systems, Inc. (a)	114,932	3,326,132
Diplomat Pharmacy, Inc. (a)	103,534	3,637,149
Envision Healthcare Holdings, Inc. (a)	131,083	3,604,783
ExamWorks Group, Inc. (a)	215,004	5,680,406
Five Star Quality Care, Inc. (a)	686,626	2,464,987
HealthEquity, Inc. (a)	131,024	4,323,792
HealthSouth Corp.	568,430	20,003,052
Henry Schein, Inc. (a)	56,566	8,851,448
LifePoint Hospitals, Inc. (a)	61,735	4,420,843
MEDNAX, Inc. (a)	97,471	6,956,505
Premier, Inc. (a)	405,417	13,930,128
Select Medical Holdings Corp.	333,645	4,027,095
Team Health Holdings, Inc. (a)	118,514	6,534,862
Universal Health Services, Inc. Class B	34,480	4,190,010
VCA, Inc. (a)	421,707	23,206,536
		192,180,452
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	278,700	4,244,601
Computer Programs & Systems, Inc.	23,976	1,168,111
HMS Holdings Corp. (a)	347,440	4,214,447
Omnicell, Inc. (a)	105,301	3,175,878
		12,803,037
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a)	549,678	5,205,451
Bio-Rad Laboratories, Inc. Class A (a)	12,211	1,706,121
Bio-Techne Corp.	51,794	4,724,131
Cambrex Corp. (a)	71,445	3,831,595
Charles River Laboratories International, Inc. (a)	211,059	16,160,788
Fluidigm Corp. (a)	69,000	784,530
ICON PLC (a)	153,536	11,412,331
PAREXEL International Corp. (a)	323,055	21,919,282
PerkinElmer, Inc.	313,875	16,685,595
Sequenom, Inc. (a)	1,612,633	2,870,487
VWR Corp. (a)	194,883	5,199,478
Waters Corp. (a)	107,612	14,293,026
		104,792,815
Pharmaceuticals - 1.0%
Akorn, Inc. (a)	209,984	6,992,467
Catalent, Inc. (a)	170,017	4,734,973
DepoMed, Inc. (a)	246,275	4,787,586
Flamel Technologies SA sponsored ADR (a)	793,261	11,399,161
GW Pharmaceuticals PLC ADR (a)	128,644	11,152,148
Horizon Pharma PLC (a)	596,667	12,846,241
Impax Laboratories, Inc. (a)	28,639	1,261,834
Jazz Pharmaceuticals PLC (a)	47,923	7,025,033
Nektar Therapeutics (a)	361,441	5,660,166
Ocular Therapeutix, Inc. (a)	290,018	2,749,371
Perrigo Co. PLC	30,984	4,628,700
Prestige Brands Holdings, Inc. (a)	30,443	1,549,244
Supernus Pharmaceuticals, Inc. (a)	84,495	1,365,439
The Medicines Company (a)	44,060	1,850,961
		78,003,324

TOTAL HEALTH CARE		646,719,195

INDUSTRIALS - 9.4%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (a)	83,020	2,123,652
BE Aerospace, Inc.	133,786	6,183,589
HEICO Corp. Class A	158,658	6,885,757
Hexcel Corp.	387,934	18,267,812
KEYW Holding Corp. (a)	376,300	2,404,557
Spirit AeroSystems Holdings, Inc. Class A (a)	110,100	5,774,745
Teledyne Technologies, Inc. (a)	63,246	5,850,887
Textron, Inc.	161,785	6,903,366
TransDigm Group, Inc. (a)	64,491	15,131,523
Triumph Group, Inc.	67,677	2,710,464
		72,236,352
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	75,037	3,642,296
Forward Air Corp.	107,364	5,163,135
		8,805,431
Airlines - 0.2%
Air Canada (a)	536,404	4,189,370
Allegiant Travel Co.	14,633	2,562,677
American Airlines Group, Inc.	58,703	2,422,086
JetBlue Airways Corp. (a)	151,005	3,735,864
Southwest Airlines Co.	46,283	2,123,464
Spirit Airlines, Inc. (a)	93,196	3,426,817
		18,460,278
Building Products - 0.8%
A.O. Smith Corp.	204,808	16,335,486
Armstrong World Industries, Inc. (a)	154,570	7,679,038
Continental Building Products, Inc. (a)	114,145	2,082,005
Fortune Brands Home & Security, Inc.	202,990	11,158,360
Lennox International, Inc.	22,540	3,063,637
Masonite International Corp. (a)	73,579	4,853,271
Owens Corning	219,543	10,283,394
Universal Forest Products, Inc.	63,650	4,917,599
		60,372,790
Commercial Services & Supplies - 1.3%
Casella Waste Systems, Inc. Class A (a)	1,574,314	10,673,849
Clean Harbors, Inc. (a)	68,150	2,950,214
Covanta Holding Corp.	202,300	3,267,145
Herman Miller, Inc.	166,056	5,265,636
Interface, Inc.	352,480	7,007,302
KAR Auction Services, Inc.	459,845	17,441,921
Knoll, Inc.	214,250	4,773,490
Pitney Bowes, Inc.	242,485	5,237,676
Ritchie Brothers Auctioneers, Inc.	304,250	8,150,858
Steelcase, Inc. Class A	838,444	16,768,880
The Brink's Co.	485,995	15,639,319
U.S. Ecology, Inc.	32,412	1,226,470
		98,402,760
Construction & Engineering - 0.5%
Fluor Corp.	129,615	6,299,289
KBR, Inc.	1,301,140	25,294,162
Quanta Services, Inc. (a)	200,039	4,410,860
		36,004,311
Electrical Equipment - 0.7%
Acuity Brands, Inc.	46,821	10,810,032
AMETEK, Inc.	72,402	4,087,817
Encore Wire Corp.	261,724	11,429,487
Generac Holdings, Inc. (a)	121,886	3,912,541
Hubbell, Inc. Class B	108,498	10,772,766
Regal Beloit Corp.	108,181	6,973,347
Rockwell Automation, Inc.	40,700	4,332,108
		52,318,098
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	117,427	10,386,418
Machinery - 2.6%
Allison Transmission Holdings, Inc.	1,381,168	38,617,457
CLARCOR, Inc.	99,457	5,254,313
Flowserve Corp.	72,832	3,367,752
Greenbrier Companies, Inc.	56,385	1,910,324
Harsco Corp.	193,300	2,018,052
IDEX Corp.	137,738	10,853,754
ITT Corp.	670,139	26,611,220
Lincoln Electric Holdings, Inc.	214,107	12,086,340
Manitowoc Co., Inc.	182,400	3,082,560
Meritor, Inc. (a)	172,300	1,850,502
Middleby Corp. (a)	159,960	17,601,998
Nordson Corp.	40,906	2,966,912
Oshkosh Corp.	203,154	8,910,334
Rexnord Corp. (a)	92,620	1,892,227
Stanley Black & Decker, Inc.	76,515	8,352,377
Terex Corp.	142,527	2,918,953
Trinity Industries, Inc.	399,275	10,840,316
Twin Disc, Inc.	79,445	917,590
Valmont Industries, Inc.	28,379	3,327,438
WABCO Holdings, Inc. (a)	55,900	6,008,132
Wabtec Corp.	118,711	9,511,125
Woodward, Inc.	99,105	4,997,865
Xylem, Inc.	161,289	6,019,305
		189,916,846
Marine - 0.2%
Danaos Corp. (a)	127,333	758,905
Kirby Corp. (a)	200,147	12,929,496
		13,688,401
Professional Services - 0.7%
CEB, Inc.	64,403	4,976,420
Equifax, Inc.	70,487	7,859,301
Huron Consulting Group, Inc. (a)	115,258	6,686,117
Korn/Ferry International	288,150	10,603,920
On Assignment, Inc. (a)	133,678	6,240,089
Robert Half International, Inc.	93,871	4,804,318
Towers Watson & Co.	23,581	3,171,880
TransUnion Holding Co., Inc.	124,410	3,181,164
TrueBlue, Inc. (a)	140,097	4,103,441
		51,626,650
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	42,200	1,577,858
Covenant Transport Group, Inc. Class A (a)	150,912	3,170,661
Genesee & Wyoming, Inc. Class A (a)	58,629	4,061,231
Kansas City Southern	52,792	4,799,849
Knight Transportation, Inc.	505,222	13,398,487
Old Dominion Freight Lines, Inc. (a)	119,847	7,635,452
Ryder System, Inc.	97,586	6,436,773
Swift Transporation Co. (a)	228,061	3,642,134
		44,722,445
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	351,135	15,955,574
HD Supply Holdings, Inc. (a)	390,329	12,346,106
MSC Industrial Direct Co., Inc. Class A	58,307	3,597,542
United Rentals, Inc. (a)	58,433	4,596,924
Watsco, Inc.	85,332	10,846,551
		47,342,697

TOTAL INDUSTRIALS		704,283,477

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.4%
Applied Optoelectronics, Inc. (a)	128,636	2,411,925
Arris Group, Inc. (a)	369,165	11,285,374
Brocade Communications Systems, Inc.	791,750	7,430,574
Ciena Corp. (a)	1,531,095	38,338,619
CommScope Holding Co., Inc. (a)	67,010	1,917,826
Finisar Corp. (a)	150,164	1,812,479
Harris Corp.	145,120	12,063,826
Infinera Corp. (a)	404,373	9,106,480
Lumentum Holdings, Inc. (a)	201,643	4,032,860
NetScout Systems, Inc. (a)	120,400	3,985,240
Palo Alto Networks, Inc. (a)	9,451	1,770,550
Radware Ltd. (a)	174,147	2,862,977
ShoreTel, Inc. (a)	239,510	2,457,373
Sonus Networks, Inc. (a)	219,300	1,543,872
Viavi Solutions, Inc. (a)	1,016,637	6,465,811
		107,485,786
Electronic Equipment & Components - 2.4%
Belden, Inc.	87,798	5,511,080
CDW Corp.	522,508	22,556,670
Cognex Corp.	236,377	8,769,587
Dolby Laboratories, Inc. Class A	50,400	1,742,832
FEI Co.	101,254	8,101,333
FLIR Systems, Inc.	454,240	13,881,574
II-VI, Inc. (a)	146,800	2,733,416
Ingram Micro, Inc. Class A	181,835	5,624,157
IPG Photonics Corp. (a)	137,674	12,554,492
Itron, Inc. (a)	78,600	2,825,670
Keysight Technologies, Inc. (a)	183,702	5,659,859
Maxwell Technologies, Inc. (a)	223,200	1,575,792
Mercury Systems, Inc. (a)	209,700	4,105,926
Methode Electronics, Inc. Class A	291,794	10,527,928
Newport Corp. (a)	208,494	3,458,915
OSI Systems, Inc. (a)	65,317	6,115,631
Rogers Corp. (a)	60,666	3,362,716
ScanSource, Inc. (a)	189,723	7,289,158
SYNNEX Corp.	134,622	12,690,816
Tech Data Corp. (a)	183,523	12,415,331
Trimble Navigation Ltd. (a)	196,048	4,489,499
Universal Display Corp. (a)	245,969	12,928,131
Zebra Technologies Corp. Class A (a)	102,573	8,226,355
		177,146,868
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	66,434	3,827,263
Alphabet, Inc. Class C	7,969	5,917,779
Autobytel, Inc. (a)	74,172	1,822,406
Baidu.com, Inc. sponsored ADR (a)	17,406	3,793,986
Bankrate, Inc. (a)	178,100	2,596,698
Care.com, Inc. (a)	462,599	3,191,933
comScore, Inc. (a)	43,442	1,828,908
CoStar Group, Inc. (a)	74,901	15,672,285
Five9, Inc. (a)	374,324	2,489,255
GoDaddy, Inc. (a)	232,666	7,228,933
HomeAway, Inc. (a)	285,076	10,080,287
LogMeIn, Inc. (a)	198,540	14,179,727
Marketo, Inc. (a)	132,795	4,019,705
Match Group, Inc.	257,056	3,722,171
Monster Worldwide, Inc. (a)	86,799	558,986
Pandora Media, Inc. (a)	339,985	4,691,793
Rackspace Hosting, Inc. (a)	48,223	1,380,142
SciQuest, Inc. (a)	370,548	4,783,775
Stamps.com, Inc. (a)	106,262	10,770,716
TechTarget, Inc. (a)	227,313	1,966,257
Web.com Group, Inc. (a)	83,534	2,022,358
Wix.com Ltd. (a)	99,592	2,474,861
XO Group, Inc. (a)	246,649	4,153,569
		113,173,793
IT Services - 1.9%
Acxiom Corp. (a)	244,200	5,592,180
Amdocs Ltd.	219,000	12,388,830
Black Knight Financial Services, Inc. Class A	114,775	3,982,693
Booz Allen Hamilton Holding Corp. Class A	199,285	6,068,228
Cognizant Technology Solutions Corp. Class A (a)	14,162	914,582
Convergys Corp.	83,900	2,161,264
CoreLogic, Inc. (a)	681,549	25,121,896
DST Systems, Inc.	30,000	3,668,400
EPAM Systems, Inc. (a)	113,746	8,955,223
Euronet Worldwide, Inc. (a)	286,935	22,300,588
Fidelity National Information Services, Inc.	112,495	7,162,557
Genpact Ltd. (a)	360,165	9,076,158
Heartland Payment Systems, Inc.	44,830	3,556,812
Lionbridge Technologies, Inc. (a)	634,068	3,360,560
MoneyGram International, Inc. (a)	200,800	1,763,024
Neustar, Inc. Class A (a)	145,300	3,661,560
Total System Services, Inc.	220,020	12,312,319
Vantiv, Inc. (a)	110,658	5,832,783
VeriFone Systems, Inc. (a)	148,474	4,258,234
Virtusa Corp. (a)	51,270	2,525,048
		144,662,939
Semiconductors & Semiconductor Equipment - 2.1%
Atmel Corp.	630,468	5,453,548
Cavium, Inc. (a)	191,942	12,881,228
Ceva, Inc. (a)	67,400	1,711,286
Cirrus Logic, Inc. (a)	281,602	9,309,762
Cypress Semiconductor Corp.	206,000	2,228,920
FormFactor, Inc. (a)	237,800	2,071,238
Integrated Device Technology, Inc. (a)	381,310	10,691,932
Lam Research Corp.	46,785	3,658,587
M/A-COM Technology Solutions Holdings, Inc. (a)	237,506	8,775,847
Mellanox Technologies Ltd. (a)	384,552	17,281,767
Micron Technology, Inc. (a)	154,355	2,458,875
Microsemi Corp. (a)	147,733	5,319,865
MKS Instruments, Inc.	121,360	4,474,543
Monolithic Power Systems, Inc.	220,423	15,061,504
ON Semiconductor Corp. (a)	436,651	4,785,695
Power Integrations, Inc.	95,459	4,935,230
Rambus, Inc. (a)	390,700	4,661,051
Rudolph Technologies, Inc. (a)	74,900	1,065,827
Silicon Laboratories, Inc. (a)	95,493	5,167,126
Skyworks Solutions, Inc.	130,860	10,863,997
Tower Semiconductor Ltd. (a)	237,282	3,753,801
Ultratech, Inc. (a)	224,550	3,729,776
United Microelectronics Corp. sponsored ADR	2,934,730	5,429,251
Veeco Instruments, Inc. (a)	479,011	9,795,775
		155,566,431
Software - 3.9%
ANSYS, Inc. (a)	21,100	1,966,731
Aspen Technology, Inc. (a)	378,222	16,622,857
Autodesk, Inc. (a)	153,594	9,748,611
Barracuda Networks, Inc. (a)	197,313	3,754,866
Bottomline Technologies, Inc. (a)	84,928	2,625,124
CA Technologies, Inc.	139,900	3,932,589
Cadence Design Systems, Inc. (a)	430,790	9,606,617
Callidus Software, Inc. (a)	593,305	12,311,079
Check Point Software Technologies Ltd. (a)	23,095	2,015,963
CommVault Systems, Inc. (a)	142,616	5,844,404
Covisint Corp. (a)	1,694,421	4,388,550
Datawatch Corp. (a)	79,478	462,562
Electronic Arts, Inc. (a)	111,188	7,537,435
Fair Isaac Corp.	54,903	5,229,511
Fleetmatics Group PLC (a)	77,650	4,635,705
Fortinet, Inc. (a)	182,160	6,561,403
GameLoft SE (a)	358,109	2,186,921
Gigamon, Inc. (a)	38,300	1,037,547
Glu Mobile, Inc. (a)	98,098	331,571
Guidewire Software, Inc. (a)	177,120	10,508,530
HubSpot, Inc. (a)	41,460	2,247,547
Infoblox, Inc. (a)	267,092	4,017,064
Interactive Intelligence Group, Inc. (a)	84,194	2,901,325
Manhattan Associates, Inc. (a)	198,922	15,237,425
Mentor Graphics Corp.	492,700	9,228,271
MicroStrategy, Inc. Class A (a)	33,565	5,819,164
Model N, Inc. (a)	210,814	2,453,875
NetSuite, Inc. (a)	48,650	4,154,710
Nuance Communications, Inc. (a)	386,000	8,078,980
Paycom Software, Inc. (a)	122,710	5,350,156
Progress Software Corp. (a)	82,900	1,988,771
Proofpoint, Inc. (a)	85,618	6,276,656
Qlik Technologies, Inc. (a)	273,689	8,706,047
Qualys, Inc. (a)	194,008	7,461,548
RingCentral, Inc. (a)	210,925	4,832,292
Rovi Corp. (a)	244,250	2,884,593
SeaChange International, Inc. (a)	251,717	1,754,467
ServiceNow, Inc. (a)	37,053	3,223,982
Silver Spring Networks, Inc. (a)	194,800	2,596,684
SolarWinds, Inc. (a)	146,960	8,586,873
Solera Holdings, Inc.	49,131	2,640,300
Synchronoss Technologies, Inc. (a)	191,787	7,550,654
Synopsys, Inc. (a)	174,130	8,720,430
Tableau Software, Inc. (a)	40,987	3,976,969
Take-Two Interactive Software, Inc. (a)	154,546	5,466,292
Tangoe, Inc. (a)	315,441	2,712,793
Ultimate Software Group, Inc. (a)	98,811	19,515,173
Verint Systems, Inc. (a)	353,858	16,578,247
Xura, Inc. (a)	190,970	4,940,394
		291,210,258
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc. (a)	175,835	6,096,199
Electronics for Imaging, Inc. (a)	194,201	9,531,385
NCR Corp. (a)	211,845	5,743,118
Quantum Corp. (a)	683,600	602,183
Super Micro Computer, Inc. (a)	117,121	2,876,492
Western Digital Corp.	26,552	1,657,110
		26,506,487

TOTAL INFORMATION TECHNOLOGY		1,015,752,562

MATERIALS - 3.3%
Chemicals - 1.4%
Albemarle Corp. U.S.	400,631	21,457,796
Ashland, Inc.	45,063	5,076,347
Celanese Corp. Class A	202,325	14,314,494
Chemtura Corp. (a)	195,096	5,993,349
FMC Corp.	81,146	3,486,844
H.B. Fuller Co.	450,795	17,946,149
Methanex Corp.	77,654	3,050,454
PolyOne Corp.	355,539	12,792,293
The Scotts Miracle-Gro Co. Class A	113,894	7,948,662
Tronox Ltd. Class A	150,154	873,896
Valspar Corp.	168,953	14,274,839
		107,215,123
Construction Materials - 0.4%
Eagle Materials, Inc.	272,156	18,800,536
Headwaters, Inc. (a)	251,373	4,818,820
Martin Marietta Materials, Inc.	60,628	9,542,847
		33,162,203
Containers & Packaging - 1.1%
Avery Dennison Corp.	76,400	5,039,344
Berry Plastics Group, Inc. (a)	772,883	28,102,026
Crown Holdings, Inc. (a)	233,875	12,140,451
Graphic Packaging Holding Co.	513,730	7,022,689
WestRock Co.	553,926	28,045,273
		80,349,783
Metals & Mining - 0.4%
Carpenter Technology Corp.	68,415	2,458,835
Cliffs Natural Resources, Inc.	293,500	657,440
New Gold, Inc. (a)	1,832,879	4,035,092
Newmont Mining Corp.	287,150	5,286,432
Nucor Corp.	185,695	7,697,058
Yamana Gold, Inc.	2,734,612	5,774,537
		25,909,394
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	46,812	498,548

TOTAL MATERIALS		247,135,051

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)	950,052	11,210,614
Cogent Communications Group, Inc.	85,106	2,856,157
inContact, Inc. (a)	1,916,962	18,920,415
Level 3 Communications, Inc. (a)	378,700	19,249,321
Vonage Holdings Corp. (a)	546,789	3,526,789
Zayo Group Holdings, Inc. (a)	169,725	4,124,318
		59,887,614
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	82,546	8,680,537
Telephone & Data Systems, Inc.	44,900	1,270,221
U.S. Cellular Corp. (a)	31,500	1,313,235
		11,263,993

TOTAL TELECOMMUNICATION SERVICES		71,151,607

UTILITIES - 1.1%
Electric Utilities - 0.4%
Allete, Inc.	53,211	2,711,100
Great Plains Energy, Inc.	208,353	5,623,447
ITC Holdings Corp.	159,192	5,871,001
UIL Holdings Corp.	140,842	7,161,816
Westar Energy, Inc.	148,491	6,337,596
		27,704,960
Gas Utilities - 0.0%
Atmos Energy Corp.	48,798	3,040,603
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.	546,800	1,093,232
Dynegy, Inc. (a)	757,235	12,206,628
NRG Energy, Inc.	610,805	7,549,550
Ormat Technologies, Inc.	65,400	2,403,450
		23,252,860
Multi-Utilities - 0.4%
Ameren Corp.	309,705	13,552,691
DTE Energy Co.	173,645	13,976,686
		27,529,377

TOTAL UTILITIES		81,527,800

TOTAL COMMON STOCKS
(Cost $4,196,569,926)		4,664,037,863

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)
(Cost $257,662)	6,381	291,963

Equity Funds - 33.5%
Mid-Cap Blend Funds - 7.4%
Fidelity SAI Small-Mid Capital 500 Index Fund(c)	24,397,979	236,660,399
FMI Common Stock Fund	11,728,295	316,663,977

TOTAL MID-CAP BLEND FUNDS		553,324,376

Mid-Cap Growth Funds - 3.6%
Fidelity Advisor Stock Selector Mid Cap Fund (c)	8,051,405	268,433,827
Sector Funds - 0.8%
Hennessy Small Cap Financial Fund Investor Class	2,204,505	55,465,355
Small Blend Funds - 8.5%
Goldman Sachs Small Cap Value Fund Institutional Class	5,542,710	307,398,679
JPMorgan Small Cap Equity Fund Class A	1,889,131	81,988,297
Vulcan Value Partners Small Cap Fund	13,808,458	241,233,755

TOTAL SMALL BLEND FUNDS		630,620,731

Small Growth Funds - 11.6%
ASTON/TAMRO Small Cap Fund Class N	3,012,775	55,917,101
Champlain Small Company Fund Advisor Class	20,975,589	357,424,033
Meridian Growth Fund Legacy Class	12,619,830	453,556,664

TOTAL SMALL GROWTH FUNDS		866,897,798

Small Value Funds - 1.6%
Fidelity Small Cap Value Fund (c)	6,813,268	121,957,494
TOTAL EQUITY FUNDS
(Cost $2,375,905,134)		2,496,699,581
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.1% 1/28/16 (d)
(Cost $7,878,724)	$7,880,000	7,879,236
	Shares	Value

Money Market Funds - 3.8%
SSgA U.S. Treasury Money Market Fund Class N, 0%(a)(e)
(Cost $283,928,560)	283,928,560	283,928,560
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,864,540,006)		7,452,837,203
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,276,915)
NET ASSETS - 100%		$7,450,560,288

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,311 ICE Russell 2000 Index Contracts (United States)	Dec. 2015	156,782,490	$6,725,755

The face value of futures purchased as a percentage of Net Assets is 2.1%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $291,963 or 0.0% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,464,276.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector Mid Cap Fund	$339,358,581	$--	$55,000,000	$--	$268,433,827
Fidelity SAI Small-Mid Capital 500 Index Fund	--	245,015,883	14,535,504	--	236,660,399
Fidelity Small Cap Value Fund	93,903,412	34,994,971	--	685,014	121,957,494
Spartan Extended Market Index Fund Investor Class	357,772,322	3,746,194	362,317,342	573,296	--
Total	$791,034,315	$283,757,048	$431,852,846	$1,258,310	$627,051,720

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$678,324,052	$678,032,089	$--	$291,963
Consumer Staples	72,589,933	72,589,933	--	--
Energy	140,916,005	140,916,005	--	--
Financials	1,005,930,144	1,005,930,144	--	--
Health Care	646,719,195	646,719,195	--	--
Industrials	704,283,477	704,283,477	--	--
Information Technology	1,015,752,562	1,015,752,562	--	--
Materials	247,135,051	247,135,051	--	--
Telecommunication Services	71,151,607	71,151,607	--	--
Utilities	81,527,800	81,527,800	--	--
Equity Funds	2,496,699,581	2,496,699,581	--	--
U.S. Treasury Obligations	7,879,236	--	7,879,236	--
Money Market Funds	283,928,560	283,928,560	--	--
Total Investments in Securities:	$7,452,837,203	$7,444,666,004	$7,879,236	$291,963
Derivative Instruments:
Assets
Futures Contracts	$6,725,755	$6,725,755	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $6,879,431,220. Net unrealized appreciation aggregated $573,405,983, of which $893,074,896 related to appreciated investment securities and $319,668,913 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016